UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

January 31, 2009

Ultra – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

COMMON STOCKS — 98.1%

AEROSPACE & DEFENSE ― 2.6%
1,169,000	General Dynamics Corp.	$ 66,317,370
666,000	Lockheed Martin Corp.	54,638,640
		120,956,010

AIR FREIGHT & LOGISTICS ― 0.3%
310,000	United Parcel Service, Inc., Class B	13,171,900

AUTO COMPONENTS ― 0.2%
420,000	BorgWarner, Inc.	7,089,600

BEVERAGES ― 2.7%
1,658,000	Coca-Cola Co. (The)	70,829,760
1,049,000	PepsiCo, Inc.	52,691,270
		123,521,030

BIOTECHNOLOGY ― 6.3%
442,000	Amgen, Inc.(1)	24,243,700
936,000	Celgene Corp.(1)	49,561,200
866,000	Genentech, Inc.(1)	70,353,840
942,000	Genzyme Corp.(1)	64,922,640
1,571,000	Gilead Sciences, Inc.(1)	79,759,670
		288,841,050

CAPITAL MARKETS ― 2.1%
174,000	BlackRock, Inc.	18,931,200
3,285,000	Charles Schwab Corp. (The)	44,643,150
410,000	Goldman Sachs Group, Inc. (The)	33,099,300
		96,673,650

CHEMICALS ― 2.9%
311,000	Air Products & Chemicals, Inc.	15,643,300
1,037,000	Monsanto Co.	78,874,220
490,000	Praxair, Inc.	30,507,400
407,154	Valspar Corp.	7,064,122
		132,089,042

COMMUNICATIONS EQUIPMENT ― 4.4%
7,172,000	Cisco Systems, Inc.(1)	107,364,840
2,793,000	QUALCOMM, Inc.	96,498,150
		203,862,990

COMPUTERS & PERIPHERALS ― 4.8%
1,167,000	Apple, Inc.(1)	105,181,710
2,246,000	EMC Corp.(1)	24,795,840
2,624,000	Hewlett-Packard Co.	91,184,000
		221,161,550

CONSTRUCTION & ENGINEERING ― 0.7%
541,000	Fluor Corp.	21,044,900
278,000	Jacobs Engineering Group, Inc.(1)	10,750,260
		31,795,160

CONSUMER FINANCE ― 0.2%
482,000	Capital One Financial Corp.	7,634,880

DIVERSIFIED FINANCIAL SERVICES ― 0.7%
1,292,000	JPMorgan Chase & Co.	32,958,920

Ultra – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.2%
575,000	Telefonica SA	$ 10,228,527

ELECTRIC UTILITIES ― 1.0%
477,000	Progress Energy, Inc.	18,469,440
803,000	Southern Co.	26,860,350
		45,329,790

ELECTRICAL EQUIPMENT ― 2.1%
922,000	ABB Ltd.	11,985,289
793,000	ABB Ltd. ADR	10,348,650
2,266,000	Emerson Electric Co.	74,098,200
		96,432,139

ENERGY EQUIPMENT & SERVICES ― 1.8%
1,176,000	National Oilwell Varco, Inc.(1)	31,093,440
1,296,000	Schlumberger Ltd.	52,889,760
		83,983,200

FOOD & STAPLES RETAILING ― 6.0%
412,000	Costco Wholesale Corp.	18,552,360
2,382,000	Kroger Co. (The)	53,595,000
4,321,000	Wal-Mart Stores, Inc.	203,605,520
		275,752,880

FOOD PRODUCTS ― 2.2%
1,155,000	General Mills, Inc.	68,318,250
223,000	Kellogg Co.	9,742,870
661,000	Nestle SA	22,853,523
		100,914,643

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
1,556,000	Baxter International, Inc.	91,259,400
368,000	Becton, Dickinson & Co.	26,742,560
796,000	Medtronic, Inc.	26,658,040
		144,660,000

HEALTH CARE PROVIDERS & SERVICES ― 2.5%
1,747,000	Express Scripts, Inc.(1)	93,918,720
819,000	UnitedHealth Group, Inc.	23,202,270
		117,120,990

HOTELS, RESTAURANTS & LEISURE ― 3.2%
1,782,000	McDonald's Corp.	103,391,640
1,486,000	Yum! Brands, Inc.	42,529,320
		145,920,960

HOUSEHOLD PRODUCTS ― 0.3%
199,000	Colgate-Palmolive Co.	12,942,960

INSURANCE ― 0.6%
253,000	Aon Corp.	9,373,650
680,000	MetLife, Inc.	19,536,400
		28,910,050

INTERNET & CATALOG RETAIL ― 0.7%
583,000	Amazon.com, Inc.(1)	34,292,060

INTERNET SOFTWARE & SERVICES ― 2.8%
116,000	Baidu.com, Inc. ADR(1)	14,937,320
338,000	Google, Inc., Class A(1)	114,423,140
		129,360,460

Ultra – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

IT SERVICES ― 3.6%
890,000	Accenture Ltd., Class A	$ 28,088,400
735,000	International Business Machines Corp.	67,362,750
214,000	MasterCard, Inc., Class A	29,056,920
472,000	Visa, Inc., Class A	23,293,200
1,177,000	Western Union Co. (The)	16,077,820
		163,879,090

LEISURE EQUIPMENT & PRODUCTS ― 0.7%
1,436,000	Hasbro, Inc.	34,650,680

LIFE SCIENCES TOOLS & SERVICES ― 0.7%
868,000	Thermo Fisher Scientific, Inc.(1)	31,187,240

MACHINERY ― 2.8%
1,199,000	Cummins, Inc.	28,752,020
1,215,000	Deere & Co.	42,209,100
574,000	Eaton Corp.	25,267,480
892,000	Parker-Hannifin Corp.	34,083,320
		130,311,920

METALS & MINING ― 2.8%
666,000	BHP Billiton Ltd. ADR	25,001,640
513,000	Cliffs Natural Resources, Inc.	11,886,210
311,000	Freeport-McMoRan Copper & Gold, Inc.	7,818,540
823,000	Newmont Mining Corp.	32,738,940
1,056,000	Nucor Corp.	43,074,240
301,000	United States Steel Corp.	9,039,030
		129,558,600

MULTILINE RETAIL ― 1.3%
1,316,000	Kohl's Corp.(1)	48,310,360
347,000	Target Corp.	10,826,400
		59,136,760

OIL, GAS & CONSUMABLE FUELS ― 6.7%
386,000	Apache Corp.	28,950,000
189,000	Chevron Corp.	13,328,280
882,000	EOG Resources, Inc.	59,773,140
596,000	Exxon Mobil Corp.	45,582,080
788,000	Hess Corp.	43,820,680
745,000	Noble Energy, Inc.	36,452,850
929,000	Occidental Petroleum Corp.	50,676,950
518,000	Plains Exploration & Production Co.(1)	10,940,160
546,000	Southwestern Energy Co.(1)	17,280,900
		306,805,040

PHARMACEUTICALS ― 4.6%
2,057,000	Abbott Laboratories	114,040,080
311,000	AstraZeneca plc	12,052,506
198,000	AstraZeneca plc ADR	7,628,940
1,455,000	Bristol-Myers Squibb Co.	31,151,550
515,000	Johnson & Johnson	29,710,350
393,000	Teva Pharmaceutical Industries Ltd. ADR	16,289,850
		210,873,276

ROAD & RAIL ― 1.5%
758,000	Norfolk Southern Corp.	29,076,880

Ultra – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

939,000	Union Pacific Corp.	$ 41,118,810
		70,195,690

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.4%
1,766,000	Altera Corp.	27,161,080
5,501,000	Applied Materials, Inc.	51,544,370
1,411,000	ASML Holding NV	23,446,129
4,820,000	Intel Corp.	62,178,000
520,000	Lam Research Corp.(1)	10,509,200
1,722,000	Linear Technology Corp.	40,329,240
237,000	MEMC Electronic Materials, Inc.(1)	3,223,200
1,586,000	Microchip Technology, Inc.	30,086,420
		248,477,639

SOFTWARE ― 6.4%
2,812,000	Adobe Systems, Inc.(1)	54,299,720
1,135,000	McAfee, Inc.(1)	34,606,150
6,744,000	Microsoft Corp.	115,322,400
4,047,000	Oracle Corp.(1)	68,111,010
506,000	salesforce.com, inc.(1)	13,464,660
422,000	VMware, Inc., Class A(1)	8,735,400
		294,539,340

SPECIALTY RETAIL ― 2.5%
995,000	Lowe's Cos., Inc.	18,178,650
387,000	Sherwin-Williams Co. (The)	18,479,250
2,705,000	Staples, Inc.	43,117,700
1,758,000	TJX Cos., Inc. (The)	34,140,360
		113,915,960

TEXTILES, APPAREL & LUXURY GOODS ― 1.2%
1,251,000	NIKE, Inc., Class B	56,607,750

THRIFTS & MORTGAGE FINANCE ― 0.2%
669,000	People's United Financial, Inc.	10,944,840

TOBACCO ― 1.9%
2,412,000	Philip Morris International, Inc.	89,605,800

TRADING COMPANIES & DISTRIBUTORS ― 1.4%
894,000	W.W. Grainger, Inc.	65,217,300

TOTAL COMMON STOCKS
(Cost $5,113,413,197)		4,521,511,366
TEMPORARY CASH INVESTMENTS — 1.5%

1,731,554	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	1,731,554

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%-6.00%, 8/15/09-7/31/10, valued at $66,718,158), in a joint trading account at 0.24%, dated 1/30/09, due 2/2/09 (Delivery value $65,401,308)		65,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $67,131,554)		67,131,554

TOTAL INVESTMENT SECURITIES — 99.6%
(Cost $5,180,544,751)		4,588,642,920
OTHER ASSETS AND LIABILITIES — 0.4%		18,775,791
TOTAL NET ASSETS — 100.0%		$4,607,418,711

Ultra – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
19,971,110	CHF for USD	2/27/09	$17,222,710	$262,983
12,773,883	EUR for USD	2/27/09	16,350,570	551,847
4,167,400	GBP for USD	2/27/09	6,037,396	(75,481)
			$39,610,676	$739,349
(Value on Settlement Date $40,350,025)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

Ultra – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 4,442,676,946	-
Level 2 - Other Significant Observable Inputs	145,965,974	$ 739,349
Level 3 - Significant Unobservable Inputs	-	-
	$ 4,588,642,920	$ 739,349

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 5,348,195,821
Gross tax appreciation of investments	$ 247,186,522
Gross tax depreciation of investments	(1,006,739,423)
Net tax appreciation (depreciation) of investments	$ (759,552,901)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

January 31, 2009

Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE ― 3.9%
1,216,800	Honeywell International, Inc.	$ 39,923,208
1,271,200	Raytheon Co.	64,348,144
197,600	Rockwell Collins, Inc.	7,445,568
		111,716,920

AUTO COMPONENTS ― 0.9%
1,499,700	BorgWarner, Inc.	25,314,936

BEVERAGES ― 4.3%
1,910,000	Coca-Cola Co. (The)	81,595,200
821,500	PepsiCo, Inc.	41,263,945
		122,859,145

BIOTECHNOLOGY ― 3.1%
366,500	Alexion Pharmaceuticals, Inc.(1)	13,512,855
423,400	Genentech, Inc.(1)	34,397,016
789,400	Gilead Sciences, Inc.(1)	40,077,838
		87,987,709

CAPITAL MARKETS ― 2.0%
1,126,200	Morgan Stanley	22,783,026
610,000	Northern Trust Corp.	35,087,200
		57,870,226

CHEMICALS ― 2.4%
126,200	Ashland, Inc.	1,012,124
312,500	Celanese Corp., Class A	3,328,125
792,800	Monsanto Co.	60,300,368
120,100	Mosaic Co. (The)	4,283,967
		68,924,584

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
307,700	R.R. Donnelley & Sons Co.	3,003,152

COMMUNICATIONS EQUIPMENT ― 4.9%
5,171,900	Cisco Systems, Inc.(1)	77,423,343
1,780,900	QUALCOMM, Inc.	61,530,095
		138,953,438

COMPUTERS & PERIPHERALS ― 6.9%
830,300	Apple, Inc.(1)	74,834,939
2,589,400	EMC Corp.(1)	28,586,976
2,026,800	Hewlett-Packard Co.	70,431,300
159,300	Lexmark International, Inc., Class A(1)	3,772,224
766,000	NetApp, Inc.(1)	11,359,780
545,400	Western Digital Corp.(1)	8,006,472
		196,991,691

CONSTRUCTION MATERIALS ― 0.1%
79,500	Vulcan Materials Co.	3,932,070

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
241,800	IntercontinentalExchange, Inc.(1)	13,765,674

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
153,000	CenturyTel, Inc.	4,152,420

ELECTRIC UTILITIES ― 1.5%
138,700	Edison International	4,517,459

Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

753,800	FPL Group, Inc.	$ 38,858,390
		43,375,849

ELECTRICAL EQUIPMENT ― 2.1%
291,100	Cooper Industries Ltd., Class A	7,833,501
1,042,500	Emerson Electric Co.	34,089,750
270,500	Energy Conversion Devices, Inc.(1)	6,808,485
68,300	First Solar, Inc.(1)	9,753,240
		58,484,976

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
142,600	Anixter International, Inc.(1)	3,847,348
222,300	Arrow Electronics, Inc.(1)	4,239,261
		8,086,609

ENERGY EQUIPMENT & SERVICES ― 2.7%
332,500	Baker Hughes, Inc.	11,078,900
149,900	ENSCO International, Inc.	4,101,264
690,800	National Oilwell Varco, Inc.(1)	18,264,752
537,200	Noble Corp.	14,584,980
720,900	Schlumberger Ltd.	29,419,929
		77,449,825

FOOD & STAPLES RETAILING ― 2.7%
1,293,200	Walgreen Co.	35,446,612
912,800	Wal-Mart Stores, Inc.	43,011,136
		78,457,748

FOOD PRODUCTS ― 2.2%
832,200	Kellogg Co.	36,358,818
789,400	Nestle SA	27,292,845
		63,651,663

HEALTH CARE EQUIPMENT & SUPPLIES ― 7.8%
252,700	Alcon, Inc.	21,641,228
453,200	Baxter International, Inc.	26,580,180
834,800	Becton, Dickinson & Co.	60,664,916
338,500	C.R. Bard, Inc.	28,965,445
540,800	DENTSPLY International, Inc.	14,552,928
250,600	Gen-Probe, Inc.(1)	11,282,012
86,100	Intuitive Surgical, Inc.(1)	8,888,103
212,000	Kinetic Concepts, Inc.(1)	5,109,200
781,200	Medtronic, Inc.	26,162,388
270,300	Mettler Toledo International, Inc.(1)	17,996,574
		221,842,974

HEALTH CARE PROVIDERS & SERVICES ― 2.0%
254,900	CIGNA Corp.	4,425,064
560,200	Express Scripts, Inc.(1)	30,116,352
554,600	UnitedHealth Group, Inc.	15,711,818
436,400	VCA Antech, Inc.(1)	8,213,048
		58,466,282

HOUSEHOLD DURABLES ― 0.7%
1,090,700	KB Home	11,637,769
284,100	Mohawk Industries, Inc.(1)	9,122,451
		20,760,220

HOUSEHOLD PRODUCTS ― 2.8%
1,465,800	Procter & Gamble Co. (The)	79,886,100

Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

INSURANCE ― 1.3%
159,500	Allstate Corp. (The)	$ 3,456,365
606,800	Chubb Corp. (The)	25,837,544
264,500	Hartford Financial Services Group, Inc. (The)	3,480,820
120,200	Reinsurance Group of America, Inc.	4,282,726
		37,057,455

INTERNET & CATALOG RETAIL ― 0.4%
199,200	Amazon.com, Inc.(1)	11,716,944

INTERNET SOFTWARE & SERVICES ― 2.6%
219,000	Google, Inc., Class A(1)	74,138,070

IT SERVICES ― 3.4%
97,100	Affiliated Computer Services, Inc., Class A(1)	4,453,006
182,000	Fidelity National Information Services, Inc.	2,895,620
832,900	Global Payments, Inc.	28,909,959
650,500	International Business Machines Corp.	59,618,325
		95,876,910

LIFE SCIENCES TOOLS & SERVICES ― 1.3%
483,100	QIAGEN NV(1)	8,285,165
816,200	Thermo Fisher Scientific, Inc.(1)	29,326,066
		37,611,231

MACHINERY ― 2.7%
182,900	Flowserve Corp.	9,750,399
401,300	Illinois Tool Works, Inc.	13,106,458
291,800	ITT Corp.	13,212,704
562,400	Navistar International Corp.(1)	17,080,088
339,700	PACCAR, Inc.	8,964,683
388,300	Valmont Industries, Inc.	15,757,214
		77,871,546

MEDIA ― 1.7%
1,579,700	DIRECTV Group, Inc. (The)(1)	34,595,430
612,500	Scripps Networks Interactive, Inc., Class A	13,150,375
		47,745,805

METALS & MINING ― 0.7%
383,700	Newmont Mining Corp.	15,263,586
115,400	United States Steel Corp.	3,465,462
		18,729,048

MULTILINE RETAIL ― 3.2%
1,246,300	Kohl's Corp.(1)	45,751,673
1,928,400	Macy's, Inc.	17,259,180
895,700	Target Corp.	27,945,840
		90,956,693

MULTI-UTILITIES ― 1.2%
915,000	Public Service Enterprise Group, Inc.	28,886,550
106,100	Sempra Energy	4,651,424
		33,537,974

OIL, GAS & CONSUMABLE FUELS ― 5.9%
310,100	Apache Corp.	23,257,500
737,300	Devon Energy Corp.	45,417,680
584,200	EOG Resources, Inc.	39,591,234
445,900	Exxon Mobil Corp.	34,102,432

Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                   Value

345,300	Occidental Petroleum Corp.	18,836,115
1,168,400	Quicksilver Resources, Inc.(1)	$ 8,097,012
		169,301,973

PERSONAL PRODUCTS ― 0.3%
344,400	Estee Lauder Cos., Inc. (The), Class A	9,040,500

PHARMACEUTICALS ― 3.9%
668,600	Abbott Laboratories	37,067,184
199,600	Allergan, Inc.	7,608,752
627,600	Johnson & Johnson	36,206,244
598,000	Novo Nordisk AS B Shares	31,909,374
		112,791,554

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
773,200	Digital Realty Trust, Inc.	24,665,080

ROAD & RAIL ― 1.8%
1,143,600	Union Pacific Corp.	50,078,244

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.3%
1,361,700	Altera Corp.	20,942,946
1,346,500	Applied Materials, Inc.	12,616,705
1,406,400	Intel Corp.	18,142,560
558,900	Linear Technology Corp.	13,089,438
3,350,900	Marvell Technology Group Ltd.(1)	24,428,061
1,551,600	NVIDIA Corp.(1)	12,335,220
619,500	Texas Instruments, Inc.	9,261,525
796,500	Xilinx, Inc.	13,421,025
		124,237,480

SOFTWARE ― 4.8%
3,821,800	Microsoft Corp.	65,352,780
3,970,000	Oracle Corp.(1)	66,815,100
160,100	salesforce.com, inc.(1)	4,260,261
		136,428,141

SPECIALTY RETAIL ― 2.7%
343,800	Advance Auto Parts, Inc.	11,252,574
892,400	CarMax, Inc.(1)	7,380,148
696,600	J. Crew Group, Inc.(1)	6,966,000
1,883,400	Lowe's Cos., Inc.	34,409,718
542,100	O'Reilly Automotive, Inc.(1)	15,758,847
		75,767,287

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
224,900	WESCO International, Inc.(1)	4,142,658

WIRELESS TELECOMMUNICATION SERVICES ― 1.9%
1,604,700	American Tower Corp., Class A(1)	48,686,598
266,700	NII Holdings, Inc.(1)	5,173,980
		53,860,578
TOTAL COMMON STOCKS
(Cost $3,361,638,512)		2,831,489,382
TEMPORARY CASH INVESTMENTS — 0.8%

225,600	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	225,600

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.29%, 4/9/09, valued at $2,040,192), in a joint trading account at 0.20%, dated 1/30/09, due 2/2/09 (Delivery value $2,000,033)	2,000,000

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $22,014,494), in a joint trading account at 0.10%, dated 1/30/09, due 2/2/09 (Delivery value $21,500,179)
$ 21,500,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $23,725,600)	23,725,600

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $3,385,364,112)	2,855,214,982
OTHER ASSETS AND LIABILITIES — 0.1%	3,884,900
TOTAL NET ASSETS — 100.0%	$2,859,099,882

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
25,652,342	CHF for USD	2/27/09	$22,122,098	$ 337,795
140,649,600	DKK for USD	2/27/09	24,128,880	792,202
			$46,250,978	$1,129,997
(Value on Settlement Date $47,380,975)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 2,772,512,763	-
Level 2 - Other Significant Observable Inputs	82,702,219	$ 1,129,997
Level 3 - Significant Unobservable Inputs	-	-
	$ 2,855,214,982	$ 1,129,997

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 3,431,095,909
Gross tax appreciation of investments	$ 53,123,962
Gross tax depreciation of investments	(629,004,889)
Net tax appreciation (depreciation) of investments	$ (575,880,927)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

January 31, 2009

Vista   – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

COMMON STOCKS — 97.3%
AIR FREIGHT & LOGISTICS ― 0.4%
173,000	FedEx Corp.	$ 8,812,620

AIRLINES ― 2.3%
739,000	Alaska Air Group, Inc.(1)	19,480,040
339,000	Continental Airlines, Inc., Class B(1)	4,566,330
999,000	Delta Air Lines, Inc.(1)	6,893,100
2,549,000	JetBlue Airways Corp.(1)	14,350,870
		45,290,340

BIOTECHNOLOGY ― 3.3%
697,000	Alexion Pharmaceuticals, Inc.(1)	25,698,390
311,000	Celgene Corp.(1)	16,467,450
303,000	Cephalon, Inc.(1)	23,385,540
		65,551,380

CAPITAL MARKETS ― 1.5%
85,000	BlackRock, Inc.	9,248,000
567,000	Knight Capital Group, Inc., Class A(1)	10,223,010
401,000	Lazard Ltd., Class A	10,626,500
		30,097,510

CHEMICALS ― 5.6%
499,000	Intrepid Potash, Inc.(1)	10,169,620
531,000	Monsanto Co.	40,387,860
303,000	Mosaic Co. (The)	10,808,010
480,000	Scotts Miracle-Gro Co. (The), Class A	15,465,600
179,000	Syngenta AG	34,640,877
		111,471,967

COMMERCIAL SERVICES & SUPPLIES ― 1.3%
930,000	Waste Connections, Inc.(1)	26,988,600

CONSTRUCTION & ENGINEERING ― 5.6%
972,000	AECOM Technology Corp.(1)	24,601,320
254,000	Granite Construction, Inc.	8,945,880
102,000	Jacobs Engineering Group, Inc.(1)	3,944,340
2,380,000	Quanta Services, Inc.(1)	50,884,400
346,000	Shaw Group, Inc. (The)(1)	9,618,800
408,000	URS Corp.(1)	13,892,400
		111,887,140

CONTAINERS & PACKAGING ― 2.6%
2,218,000	Crown Holdings, Inc.(1)	41,587,500
452,000	Pactiv Corp.(1)	9,772,240
		51,359,740

DIVERSIFIED ― 3.2%
707,000	Midcap SPDR Trust Series 1	64,117,830

DIVERSIFIED CONSUMER SERVICES ― 8.9%
408,000	Apollo Group, Inc., Class A(1)	33,235,680
1,738,000	Corinthian Colleges, Inc.(1)	32,465,840
378,000	DeVry, Inc.	20,253,240
991,000	H&R Block, Inc.	20,543,430
586,000	ITT Educational Services, Inc.(1)	71,790,860
		178,289,050

Vista   – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

ELECTRICAL EQUIPMENT ― 0.6%
233,000	Energy Conversion Devices, Inc.(1)	$ 5,864,610
43,000	First Solar, Inc.(1)	6,140,400
		12,005,010

ENERGY EQUIPMENT & SERVICES ― 0.9%
356,000	CARBO Ceramics, Inc.	12,798,200
497,000	Weatherford International Ltd.(1)	5,481,910
		18,280,110

FOOD & STAPLES RETAILING ― 1.4%
330,000	BJ's Wholesale Club, Inc.(1)	9,464,400
817,000	Kroger Co. (The)	18,382,500
		27,846,900

FOOD PRODUCTS ― 1.8%
521,000	Dean Foods Co.(1)	10,076,140
289,000	H.J. Heinz Co.	10,548,500
119,000	Kellogg Co.	5,199,110
186,000	Ralcorp Holdings, Inc.(1)	11,014,920
		36,838,670

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.2%
706,000	Covidien Ltd.	27,068,040
366,000	Edwards Lifesciences Corp.(1)	21,041,340
457,000	St. Jude Medical, Inc.(1)	16,621,090
		64,730,470

HEALTH CARE PROVIDERS & SERVICES ― 10.1%
753,000	Aetna, Inc.	23,343,000
882,000	Express Scripts, Inc.(1)	47,416,320
1,238,000	Medco Health Solutions, Inc.(1)	55,623,340
1,313,849	Omnicare, Inc.	36,735,218
1,374,000	UnitedHealth Group, Inc.	38,925,420
		202,043,298

HOTELS, RESTAURANTS & LEISURE ― 1.1%
488,749	Panera Bread Co., Class A(1)	22,961,428

HOUSEHOLD DURABLES ― 1.7%
558,000	KB Home	5,953,860
153,000	M.D.C. Holdings, Inc.	4,687,920
24,000	NVR, Inc.(1)	10,226,160
422,000	Pulte Homes, Inc.	4,283,300
518,000	Toll Brothers, Inc.(1)	8,816,360
		33,967,600

INSURANCE ― 4.4%
239,000	ACE Ltd.	10,434,740
663,000	Aon Corp.	24,564,150
427,000	Axis Capital Holdings Ltd.	10,359,020
1,007,000	Fidelity National Financial, Inc., Class A	14,722,340
270,000	PartnerRe Ltd.	17,693,100
246,000	Travelers Cos., Inc. (The)	9,505,440
		87,278,790

INTERNET & CATALOG RETAIL ― 0.1%
58,000	Netflix, Inc.(1)	2,096,120

INTERNET SOFTWARE & SERVICES ― 3.1%

Vista   – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

374,000	Equinix, Inc.(1)	19,952,900
1,181,000	NetEase.com, Inc. ADR(1)	$ 22,450,810
497,000	Sohu.com, Inc.(1)	19,656,350
		62,060,060

LIFE SCIENCES TOOLS & SERVICES ― 2.0%
1,106,000	Thermo Fisher Scientific, Inc.(1)	39,738,580

MACHINERY ― 0.5%
621,000	Briggs & Stratton Corp.	9,184,590

MARINE ― 0.6%
346,000	Diana Shipping, Inc.	4,598,340
589,000	Eagle Bulk Shipping, Inc.	3,145,260
305,000	Genco Shipping & Trading Ltd.	4,742,750
		12,486,350

MEDIA ― 0.8%
708,000	DIRECTV Group, Inc. (The)(1)	15,505,200

METALS & MINING ― 1.4%
227,000	Nucor Corp.	9,259,330
467,000	Schnitzer Steel Industries, Inc., Class A	18,339,090
		27,598,420

MULTILINE RETAIL ― 5.0%
1,854,000	Dollar Tree, Inc.(1)	79,184,340
748,000	Family Dollar Stores, Inc.	20,771,960
		99,956,300

OIL, GAS & CONSUMABLE FUELS ― 7.1%
489,000	Continental Resources, Inc.(1)	10,107,630
188,000	EOG Resources, Inc.	12,740,760
166,000	Hess Corp.	9,231,260
172,000	Occidental Petroleum Corp.	9,382,600
2,406,000	Petrohawk Energy Corp.(1)	47,422,260
496,000	Plains Exploration & Production Co.(1)	10,475,520
387,000	Range Resources Corp.	13,870,080
632,000	Southwestern Energy Co.(1)	20,002,800
230,000	Ultra Petroleum Corp.(1)	8,240,900
		141,473,810

PERSONAL PRODUCTS ― 0.5%
158,000	Chattem, Inc.(1)	10,680,800

PHARMACEUTICALS ― 0.8%
520,000	Perrigo Co.	15,262,000

PROFESSIONAL SERVICES ― 0.2%
102,357	FTI Consulting, Inc.(1)	4,197,661

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.5%
657,000	Annaly Capital Management, Inc.	9,946,980

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.2%
704,000	Altera Corp.	10,827,520
1,254,000	Broadcom Corp., Class A(1)	19,875,900
1,656,000	Microsemi Corp.(1)	13,910,400
		44,613,820

SOFTWARE ― 2.8%
296,000	Cerner Corp.(1)	9,981,120

Vista   – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

630,000	McAfee, Inc.(1)	19,208,700
784,000	Quest Software, Inc.(1)	$ 9,776,480
1,133,000	Symantec Corp.(1)	17,368,890
		56,335,190

SPECIALTY RETAIL ― 2.9%
512,000	Children's Place Retail Stores, Inc. (The)(1)	9,630,720
559,000	PetSmart, Inc.	10,492,430
950,000	Ross Stores, Inc.	27,949,000
492,000	TJX Cos., Inc. (The)	9,554,640
		57,626,790

TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
549,000	Carter's, Inc.(1)	9,327,510

TOBACCO ― 0.3%
85,000	Lorillard, Inc.	5,054,100

WATER UTILITIES ― 1.2%
1,158,255	Aqua America, Inc.	24,022,209

WIRELESS TELECOMMUNICATION SERVICES ― 4.9%
1,117,000	American Tower Corp., Class A(1)	33,889,780
775,377	MetroPCS Communications, Inc.(1)	10,537,373
2,735,000	SBA Communications Corp., Class A(1)	54,426,500
		98,853,653
TOTAL COMMON STOCKS
(Cost $2,081,907,731)		1,945,838,596
TEMPORARY CASH INVESTMENTS — 2.7%

88,974	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	88,974

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $9,191,170), in a joint trading account at 0.22%, dated 1/30/09, due 2/2/09 (Delivery value $9,000,165)		9,000,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%-6.00%, 8/15/09-7/31/10, valued at $46,009,005), in a joint trading account at 0.24%, dated 1/30/09, due 2/2/09 (Delivery value $45,100,902)		45,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $54,188,974)		54,188,974

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $2,136,096,705)		2,000,027,570
OTHER ASSETS AND LIABILITIES(2)		(311,620)
TOTAL NET ASSETS — 100.0%		$1,999,715,950

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
37,044,945	CHF for USD	2/27/09	$31,946,865	$549,940

(Value on Settlement Date $32,496,805)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.005% of total net assets.

Vista   – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 1,911,286,693	-
Level 2 - Other Significant Observable Inputs	88,740,877	$ 549,940
Level 3 - Significant Unobservable Inputs	-	-
	$ 2,000,027,570	$ 549,940

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 2,204,919,000
Gross tax appreciation of investments	$ 94,560,322
Gross tax depreciation of investments	(299,451,752)
Net tax appreciation (depreciation) of investments	$ (204,891,430)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Giftrust® Fund

January 31, 2009

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

COMMON STOCKS — 98.9%
AEROSPACE & DEFENSE ― 2.1%
44,400	Alliant Techsystems, Inc.(1)	$ 3,587,964
86,500	Lockheed Martin Corp.	7,096,460
50,700	Precision Castparts Corp.	3,292,965
		13,977,389

AIR FREIGHT & LOGISTICS ― 1.8%
103,300	C.H. Robinson Worldwide, Inc.	4,749,734
61,000	FedEx Corp.	3,107,340
423,718	UTi Worldwide, Inc.	4,643,949
		12,501,023

AUTO COMPONENTS ― 0.6%
209,800	Autoliv, Inc.	3,858,222

BEVERAGES ― 0.1%
40,442	Central European Distribution Corp.(1)	489,348

BIOTECHNOLOGY ― 5.4%
189,700	Celgene Corp.(1)	10,044,615
649,597	CSL Ltd.	15,296,712
637,700	Grifols SA	11,226,207
		36,567,534

CAPITAL MARKETS ― 3.7%
284,900	Charles Schwab Corp. (The)	3,871,791
226,100	Invesco Ltd.	2,665,719
191,538	Lazard Ltd., Class A	5,075,757
308,100	Morgan Stanley	6,232,863
404,250	Raymond James Financial, Inc.	7,482,667
		25,328,797

CHEMICALS ― 3.1%
215,440	Monsanto Co.	16,386,366
57,400	Potash Corp. of Saskatchewan	4,296,964
		20,683,330

COMMERCIAL BANKS ― 0.5%
214,400	KeyCorp	1,560,832
76,400	Marshall & Ilsley Corp.	436,244
176,100	Synovus Financial Corp.	697,356
63,500	TCF Financial Corp.	786,765
		3,481,197

COMMUNICATIONS EQUIPMENT ― 1.3%
77,200	F5 Networks, Inc.(1)	1,711,524
294,100	Juniper Networks, Inc.(1)	4,164,456
92,900	QUALCOMM, Inc.	3,209,695
		9,085,675

COMPUTERS & PERIPHERALS ― 1.6%
122,730	Apple, Inc.(1)	11,061,655

CONSTRUCTION & ENGINEERING ― 3.7%
62,900	AECOM Technology Corp.(1)	1,591,999
281,400	Chicago Bridge & Iron Co. NV New York Shares	3,168,564
84,000	Granite Construction, Inc.	2,958,480
88,200	Jacobs Engineering Group, Inc.(1)	3,410,694

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

111,100	KBR, Inc.	1,573,176
453,300	Quanta Services, Inc.(1)	$ 9,691,554
87,800	Shaw Group, Inc. (The)(1)	2,440,840
		24,835,307

CONTAINERS & PACKAGING ― 1.4%
506,500	Crown Holdings, Inc.(1)	9,496,875

DIVERSIFIED ― 1.4%
15,200	Midcap SPDR Trust, Series 1	1,378,488
98,100	Standard & Poor's 500 Depositary Receipt, Series 1	8,125,623
		9,504,111

DIVERSIFIED CONSUMER SERVICES ― 5.3%
112,423	Apollo Group, Inc., Class A(1)	9,157,978
36,900	Capella Education Co.(1)	2,041,677
134,100	Corinthian Colleges, Inc.(1)	2,504,988
139,983	DeVry, Inc.	7,500,289
533,576	H&R Block, Inc.	11,061,030
75,800	New Oriental Education & Technology Group ADR(1)	3,626,272
		35,892,234

ELECTRICAL EQUIPMENT ― 1.0%
7,038	First Solar, Inc.(1)	1,005,026
75,900	Rockwell Automation, Inc.	1,976,436
72,100	Vestas Wind Systems AS(1)	3,486,151
		6,467,613

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 1.1%
121,350	Dolby Laboratories, Inc., Class A(1)	3,101,706
168,600	FLIR Systems, Inc.(1)	4,209,942
		7,311,648

ENERGY EQUIPMENT & SERVICES ― 0.6%
67,300	Dresser-Rand Group, Inc.(1)	1,311,004
239,300	Weatherford International Ltd.(1)	2,639,479
		3,950,483

FOOD & STAPLES RETAILING ― 0.8%
45,000	BJ's Wholesale Club, Inc.(1)	1,290,600
168,800	Kroger Co. (The)	3,798,000
		5,088,600

FOOD PRODUCTS ― 0.3%
38,700	Kellogg Co.	1,690,803

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.0%
60,200	Baxter International, Inc.	3,530,730
108,500	Covidien Ltd.	4,159,890
59,900	Edwards Lifesciences Corp.(1)	3,443,651
47,800	Mettler Toledo International, Inc.(1)	3,182,524
116,200	Thoratec Corp.(1)	3,366,314
73,000	Varian Medical Systems, Inc.(1)	2,710,490
		20,393,599

HEALTH CARE PROVIDERS & SERVICES ― 7.6%
109,800	Aetna, Inc.	3,403,800
266,200	Express Scripts, Inc.(1)	14,310,912
89,400	Humana, Inc.(1)	3,390,942
246,700	Medco Health Solutions, Inc.(1)	11,084,231

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

364,400	Omnicare, Inc.	10,188,624
165,100	UnitedHealth Group, Inc.	4,677,283
101,000	WellPoint, Inc.(1)	$ 4,186,450
		51,242,242

HOTELS, RESTAURANTS & LEISURE ― 3.2%
174,600	Brinker International, Inc.	1,915,362
32,000	Chipotle Mexican Grill, Inc., Class A(1)	1,528,320
36,600	Chipotle Mexican Grill, Inc., Class B(1)	1,666,032
234,900	International Game Technology	2,489,940
66,700	Panera Bread Co., Class A(1)	3,133,566
324,700	Penn National Gaming, Inc.(1)	6,055,655
126,000	WMS Industries, Inc.(1)	2,799,720
66,800	Wynn Resorts Ltd.(1)	2,009,344
		21,597,939

HOUSEHOLD DURABLES ― 0.7%
158,100	KB Home	1,686,927
2,400	NVR, Inc.(1)	1,022,616
173,800	Pulte Homes, Inc.	1,764,070
		4,473,613

INSURANCE ― 2.8%
50,400	ACE Ltd.	2,200,464
191,300	Aon Corp.	7,087,665
157,500	Axis Capital Holdings Ltd.	3,820,950
22,600	Everest Re Group Ltd.	1,423,800
106,700	Fidelity National Financial, Inc., Class A	1,559,954
61,900	First American Corp.	1,351,896
23,800	PartnerRe Ltd.	1,559,614
		19,004,343

INTERNET & CATALOG RETAIL ― 1.0%
196,400	Expedia, Inc.(1)	1,753,852
72,808	priceline.com, Inc.(1)	4,884,689
		6,638,541

INTERNET SOFTWARE & SERVICES ― 1.8%
503,234	Ariba, Inc.(1)	3,844,708
61,600	Digital River, Inc.(1)	1,525,832
74,300	Equinix, Inc.(1)	3,963,905
165,200	NetEase.com, Inc. ADR(1)	3,140,452
		12,474,897

IT SERVICES ― 2.4%
109,100	Fiserv, Inc.(1)	3,463,925
157,900	Global Payments, Inc.	5,480,709
53,000	MasterCard, Inc., Class A	7,196,340
		16,140,974

LIFE SCIENCES TOOLS & SERVICES ― 0.6%
110,100	Thermo Fisher Scientific, Inc.(1)	3,955,893

MACHINERY ― 3.7%
222,600	Cummins, Inc.	5,337,948
42,300	Eaton Corp.	1,862,046
110,784	Flowserve Corp.	5,905,895
90,300	Illinois Tool Works, Inc.	2,949,198
84,200	Navistar International Corp.(1)	2,557,154

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

163,300	Parker-Hannifin Corp.	6,239,693
		24,851,934

MARINE ― 0.5%
245,200	Diana Shipping, Inc.	$ 3,258,708

MEDIA ― 0.9%
282,400	DIRECTV Group, Inc. (The)(1)	6,184,560

METALS & MINING ― 1.3%
79,500	Nucor Corp.	3,242,805
83,400	Schnitzer Steel Industries, Inc., Class A	3,275,118
209,000	Steel Dynamics, Inc.	2,219,580
		8,737,503

MULTILINE RETAIL ― 3.0%
119,000	Dollar Tree, Inc.(1)	5,082,490
97,300	J.C. Penney Co., Inc.	1,629,775
328,200	Kohl's Corp.(1)	12,048,222
163,700	Macy's, Inc.	1,465,115
		20,225,602

OIL, GAS & CONSUMABLE FUELS ― 8.0%
179,200	Alpha Natural Resources, Inc.(1)	2,924,544
118,970	Arena Resources, Inc.(1)	2,898,109
221,800	CONSOL Energy, Inc.	6,046,268
136,600	Continental Resources, Inc.(1)	2,823,522
108,800	Equitable Resources, Inc.	3,724,224
114,800	Murphy Oil Corp.	5,071,864
76,800	Peabody Energy Corp.	1,920,000
566,591	Petrohawk Energy Corp.(1)	11,167,509
152,100	Plains Exploration & Production Co.(1)	3,212,352
119,900	Range Resources Corp.	4,297,216
191,600	Southwestern Energy Co.(1)	6,064,140
78,000	Walter Industries, Inc.	1,438,320
81,753	Whiting Petroleum Corp.(1)	2,370,837
		53,958,905

PROFESSIONAL SERVICES ― 1.1%
72,393	FTI Consulting, Inc.(1)	2,968,837
96,104	Huron Consulting Group, Inc.(1)	4,803,278
		7,772,115

ROAD & RAIL ― 1.6%
133,600	CSX Corp.	3,869,056
98,300	Norfolk Southern Corp.	3,770,788
78,300	Union Pacific Corp.	3,428,757
		11,068,601

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.2%
246,600	Altera Corp.	3,792,708
175,300	Analog Devices, Inc.	3,502,494
457,115	Broadcom Corp., Class A(1)	7,245,273
240,600	Linear Technology Corp.	5,634,852
678,100	Marvell Technology Group Ltd.(1)	4,943,349
112,400	MEMC Electronic Materials, Inc.(1)	1,528,640
307,800	National Semiconductor Corp.	3,121,092
772,600	NVIDIA Corp.(1)	6,142,170
121,800	Silicon Laboratories, Inc.(1)	2,805,054

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

164,100	Varian Semiconductor Equipment Associates, Inc.(1)	3,124,464
		41,840,096

SOFTWARE ― 3.1%
195,842	Activision Blizzard, Inc.(1)	$ 1,715,576
132,200	Autodesk, Inc.(1)	2,189,232
268,322	McAfee, Inc.(1)	8,181,138
19,300	Nintendo Co. Ltd.	5,487,068
125,200	Sybase, Inc.(1)	3,419,212
		20,992,226

SPECIALTY RETAIL ― 3.3%
167,200	Aeropostale, Inc.(1)	3,529,592
430,300	American Eagle Outfitters, Inc.	3,877,003
96,700	Children's Place Retail Stores, Inc. (The)(1)	1,818,927
178,900	Guess?, Inc.	2,878,501
79,600	O'Reilly Automotive, Inc.(1)	2,313,972
181,500	PetSmart, Inc.	3,406,755
80,900	Ross Stores, Inc.	2,380,078
142,200	Urban Outfitters, Inc.(1)	2,215,476
		22,420,304

TEXTILES, APPAREL & LUXURY GOODS ― 1.4%
172,200	Carter's, Inc.(1)	2,925,678
49,900	NIKE, Inc., Class B	2,257,975
104,800	Polo Ralph Lauren Corp.	4,299,944
		9,483,597

THRIFTS & MORTGAGE FINANCE ― 0.4%
248,400	Hudson City Bancorp., Inc.	2,881,440

TOBACCO ― 2.6%
330,600	Altria Group, Inc.	5,468,124
204,100	Lorillard, Inc.	12,135,786
		17,603,910

TRADING COMPANIES & DISTRIBUTORS ― 0.3%
64,900	Fastenal Co.	2,218,282

WIRELESS TELECOMMUNICATION SERVICES ― 2.6%
117,600	American Tower Corp., Class A(1)	3,567,984
528,000	MetroPCS Communications, Inc.(1)	7,175,520
341,094	SBA Communications Corp., Class A(1)	6,787,771
		17,531,275
TOTAL COMMON STOCKS
(Cost $751,958,833)		668,222,943
TEMPORARY CASH INVESTMENTS — 1.0%

98,640	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	98,640

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.29%, 4/9/09, valued at $7,242,680), in a joint trading account at 0.20%, dated 1/30/09, due 2/2/09 (Delivery value $7,100,118)		7,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $7,198,640)		7,198,640

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
Shares                                                                                                                                                                                         Value

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $759,157,473)	675,421,583
OTHER ASSETS AND LIABILITIES — 0.1%	463,611
TOTAL NET ASSETS — 100.0%	$675,885,194

Geographic Diversification
(as a % of net assets)
United States	86.3%
Bermuda	3.1%
Australia	2.3%
Spain	1.7%
People's Republic of China	1.0%
Japan	0.8%
British Virgin Islands	0.7%
Canada	0.6%
Sweden	0.6%
Denmark	0.5%
Greece	0.5%
Netherlands	0.5%
Switzerland	0.3%
Cash and Equivalents*	1.1%
* Includes temporary cash investments and other assets and liabilities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
18,916,265	AUD for USD	2/27/09	$11,999,722	$624,742
16,784,880	DKK for USD	2/27/09	2,879,499	94,540
6,933,074	EUR for USD	2/27/09	8,874,335	301,450
384,370,000	JPY for USD	2/27/09	4,280,333	(4,160)
			$28,033,889	$1,016,572
(Value on Settlement Date $29,050,461)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
DKK	-	Danish Krone
EUR	-	Euro
JPY	-	Japanese Yen
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

Giftrust – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 632,825,445	-
Level 2 - Other Significant Observable Inputs	42,596,138	$ 1,016,572
Level 3 - Significant Unobservable Inputs	-	-
	$ 675,421,583	$ 1,016,572

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 775,397,559

Giftrust – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)

Gross tax appreciation of investments	$ 31,414,647
Gross tax depreciation of investments	(131,390,623)
Net tax appreciation (depreciation) of investments	$ (99,975,976)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

January 31, 2009

Select – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE ― 3.6%
545,015	General Dynamics Corp.	$ 30,918,701
488,190	Rockwell Collins, Inc.	18,394,999
		49,313,700

BEVERAGES ― 5.5%
965,326	Coca-Cola Co. (The)	41,238,727
1,242,497	Diageo plc	17,019,265
339,702	PepsiCo, Inc.	17,063,231
		75,321,223

BIOTECHNOLOGY ― 5.4%
252,216	Genentech, Inc.(1)	20,490,028
426,817	Genzyme Corp.(1)	29,416,228
488,681	Gilead Sciences, Inc.(1)	24,810,334
		74,716,590

CAPITAL MARKETS ― 2.5%
827,285	Bank of New York Mellon Corp. (The)	21,294,316
277,514	Franklin Resources, Inc.	13,437,228
		34,731,544

CHEMICALS ― 3.0%
254,071	Ecolab, Inc.	8,628,251
274,256	Monsanto Co.	20,859,911
156,450	Potash Corp. of Saskatchewan	11,711,847
		41,200,009

COMMUNICATIONS EQUIPMENT ― 4.4%
2,289,287	Cisco Systems, Inc.(1)	34,270,626
777,540	QUALCOMM, Inc.	26,864,007
		61,134,633

COMPUTERS & PERIPHERALS ― 7.6%
427,493	Apple, Inc.(1)	38,529,944
2,527,708	EMC Corp.(1)	27,905,896
1,086,378	Hewlett-Packard Co.	37,751,636
		104,187,476

CONSTRUCTION & ENGINEERING ― 0.8%
279,331	Fluor Corp.	10,865,976

DIVERSIFIED FINANCIAL SERVICES ― 1.5%
537,000	Hong Kong Exchanges and Clearing Ltd.	4,608,063
632,959	JPMorgan Chase & Co.	16,146,784
		20,754,847

ELECTRIC UTILITIES ― 1.6%
414,476	Exelon Corp.	22,472,889

ELECTRICAL EQUIPMENT ― 4.6%
1,771,246	ABB Ltd. ADR	23,114,760
889,353	Emerson Electric Co.	29,081,843
301,201	Q-Cells SE(1)	7,358,876
77,743	Vestas Wind Systems AS(1)	3,758,999
		63,314,478

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.1%
80,360	Dolby Laboratories, Inc., Class A(1)	2,054,002

Select – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

ENERGY EQUIPMENT & SERVICES ― 3.5%
424,867	National Oilwell Varco, Inc.(1)	$ 11,233,483
479,654	Schlumberger Ltd.	19,574,680
319,980	Transocean Ltd.(1)	17,477,308
		48,285,471

FOOD & STAPLES RETAILING ― 4.5%
596,629	CVS/Caremark Corp.	16,037,388
964,218	Wal-Mart Stores, Inc.	45,433,952
		61,471,340

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.5%
365,148	Baxter International, Inc.	21,415,930
814,156	Medtronic, Inc.	27,266,085
		48,682,015

HEALTH CARE PROVIDERS & SERVICES ― 2.5%
678,398	Medco Health Solutions, Inc.(1)	30,480,422
120,609	UnitedHealth Group, Inc.	3,416,853
		33,897,275

HOTELS, RESTAURANTS & LEISURE ― 4.2%
594,753	McDonald's Corp.	34,507,569
825,256	Yum! Brands, Inc.	23,618,827
		58,126,396

HOUSEHOLD PRODUCTS ― 2.0%
433,680	Colgate-Palmolive Co.	28,206,547

INTERNET SOFTWARE & SERVICES ― 3.5%
55,478	Baidu.com, Inc. ADR(1)	7,143,902
119,365	Google, Inc., Class A(1)	40,408,633
		47,552,535

IT SERVICES ― 1.0%
104,592	MasterCard, Inc., Class A	14,201,502

LEISURE EQUIPMENT & PRODUCTS ― 1.1%
654,453	Hasbro, Inc.	15,791,951

LIFE SCIENCES TOOLS & SERVICES ― 1.2%
445,578	Thermo Fisher Scientific, Inc.(1)	16,009,618

MACHINERY ― 1.1%
389,550	Parker-Hannifin Corp.	14,884,705

MEDIA ― 1.6%
1,093,367	Walt Disney Co. (The)	22,610,830

METALS & MINING ― 0.4%
219,036	Freeport-McMoRan Copper & Gold, Inc.	5,506,565

MULTILINE RETAIL ― 1.4%
515,238	Kohl's Corp.(1)	18,914,387

OIL, GAS & CONSUMABLE FUELS ― 4.4%
307,733	EnCana Corp.	13,644,881
241,689	EOG Resources, Inc.	16,379,264
552,010	Occidental Petroleum Corp.	30,112,145
		60,136,290

PHARMACEUTICALS ― 3.7%
562,503	Allergan, Inc.	21,442,615

Select – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                     Value

510,522	Johnson & Johnson	$ 29,452,014
		50,894,629

PROFESSIONAL SERVICES ― 0.9%
692,990	Robert Half International, Inc.	11,746,180

ROAD & RAIL ― 0.6%
383,803	J.B. Hunt Transport Services, Inc.	8,547,293

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.5%
1,341,757	Applied Materials, Inc.	12,572,263
1,336,482	Intel Corp.	17,240,618
1,045,996	Linear Technology Corp.	24,497,226
517,976	MEMC Electronic Materials, Inc.(1)	7,044,474
		61,354,581

SOFTWARE ― 7.2%
1,052,237	Adobe Systems, Inc.(1)	20,318,697
1,857,112	Microsoft Corp.	31,756,615
85,900	Nintendo Co. Ltd.	24,421,717
1,305,263	Oracle Corp.(1)	21,967,576
		98,464,605

SPECIALTY RETAIL ― 1.4%
1,019,430	TJX Cos., Inc. (The)	19,797,331

TOBACCO ― 2.0%
728,454	Philip Morris International, Inc.	27,062,066

TRANSPORTATION INFRASTRUCTURE ― 0.6%
1,539,973	China Merchants Holdings International Co. Ltd.	2,727,207
8,974,500	Hopewell Highway Infrastructure Ltd.	5,369,910
		8,097,117

WIRELESS TELECOMMUNICATION SERVICES ― 1.2%
599,727	Rogers Communications, Inc., Class B	16,912,179

TOTAL COMMON STOCKS
(Cost $1,801,528,817)		1,357,220,775
TEMPORARY CASH INVESTMENTS — 1.4%

312,411	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	312,411

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%-6.00%, 8/15/09-7/31/10, valued at $18,974,889), in a joint trading account at 0.24%, dated 1/30/09, due 2/2/09 (Delivery value $18,600,372)		18,600,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $18,912,411)		18,912,411

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,820,441,228)		1,376,133,186
OTHER ASSETS AND LIABILITIES(2)		340,602
TOTAL NET ASSETS — 100.0%		$1,376,473,788

Select – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

Geographic Diversification
(as a % of net assets)
United States	87.3%
Canada	3.1%
Switzerland	3.0%
Japan	1.8%
United Kingdom	1.2%
Hong Kong	0.9%
Germany	0.5%
China	0.5%
Denmark	0.3%
Cash and Equivalents*	1.4%
* Includes temporary cash investments and other assets and liabilities.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
15,212,075	CAD for USD	2/27/09	$12,402,935	$ 177,762
16,967,410	DKK for USD	2/27/09	2,910,812	95,568
4,337,294	EUR for USD	2/27/09	5,551,737	197,785
8,615,164	GBP for USD	2/27/09	12,480,960	(156,020)
1,638,972,000	JPY for USD	2/27/09	18,251,546	(11,069)
			$51,597,990	$ 304,026
(Value on Settlement Date $51,902,016)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

Select – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$1,275,356,970	-
Level 2 - Other Significant Observable Inputs	100,776,216	$ 304,026
Level 3 - Significant Unobservable Inputs	-	-
	$1,376,133,186	$ 304,026

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,825,867,413
Gross tax appreciation of investments	$ 19,067,962
Gross tax depreciation of investments	(468,802,189)
Net tax appreciation (depreciation) of investments	$ (449,734,227)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Growth Fund

January 31, 2009

Capital Growth – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
    Shares                                                                                                                                                                                         Value

COMMON STOCKS — 97.6%
AEROSPACE & DEFENSE ― 3.8%
5,083	Honeywell International, Inc.	$ 166,773
5,230	Raytheon Co.	264,743
797	Rockwell Collins, Inc.	30,031
		461,547

AUTO COMPONENTS ― 0.8%
6,086	BorgWarner, Inc.	102,732

BEVERAGES ― 4.2%
7,969	Coca-Cola Co. (The)	340,436
3,428	PepsiCo, Inc.	172,188
		512,624

BIOTECHNOLOGY ― 3.0%
1,485	Alexion Pharmaceuticals, Inc.(1)	54,752
1,746	Genentech, Inc.(1)	141,845
3,305	Gilead Sciences, Inc.(1)	167,795
		364,392

CAPITAL MARKETS ― 1.9%
4,636	Morgan Stanley	93,786
2,472	Northern Trust Corp.	142,190
		235,976

CHEMICALS ― 2.3%
528	Ashland, Inc.	4,235
1,287	Celanese Corp., Class A	13,706
3,262	Monsanto Co.	248,108
487	Mosaic Co. (The)	17,371
		283,420

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
1,266	R.R. Donnelley & Sons Co.	12,356

COMMUNICATIONS EQUIPMENT ― 4.8%
21,579	Cisco Systems, Inc.(1)	323,038
7,455	QUALCOMM, Inc.	257,570
		580,608

COMPUTERS & PERIPHERALS ― 6.7%
3,464	Apple, Inc.(1)	312,210
10,492	EMC Corp.(1)	115,832
8,360	Hewlett-Packard Co.	290,510
655	Lexmark International, Inc., Class A(1)	15,510
3,101	NetApp, Inc.(1)	45,988
2,210	Western Digital Corp.(1)	32,443
		812,493

CONSTRUCTION MATERIALS ― 0.1%
309	Vulcan Materials Co.	15,283

DIVERSIFIED ― 1.4%
4,721	iShares Russell 1000 Growth Index Fund	165,707

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
980	IntercontinentalExchange, Inc.(1)	55,791

Capital Growth – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
    Shares                                                                                                                                                                                         Value

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
620	CenturyTel, Inc.	$ 16,827

ELECTRIC UTILITIES ― 1.5%
562	Edison International	18,304
3,149	FPL Group, Inc.	162,331
		180,635

ELECTRICAL EQUIPMENT ― 1.9%
1,129	Cooper Industries Ltd., Class A	30,381
4,224	Emerson Electric Co.	138,125
1,113	Energy Conversion Devices, Inc.(1)	28,014
277	First Solar, Inc.(1)	39,556
		236,076

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
587	Anixter International, Inc.(1)	15,837
915	Arrow Electronics, Inc.(1)	17,449
		33,286

ENERGY EQUIPMENT & SERVICES ― 2.6%
1,347	Baker Hughes, Inc.	44,882
607	ENSCO International, Inc.	16,607
2,799	National Oilwell Varco, Inc.(1)	74,006
2,241	Noble Corp.	60,843
3,007	Schlumberger Ltd.	122,716
		319,054

FOOD & STAPLES RETAILING ― 2.7%
5,396	Walgreen Co.	147,904
3,755	Wal-Mart Stores, Inc.	176,936
		324,840

FOOD PRODUCTS ― 2.2%
3,471	Kellogg Co.	151,648
3,274	Nestle SA	113,196
		264,844

HEALTH CARE EQUIPMENT & SUPPLIES ― 7.5%
1,052	Alcon, Inc.	90,093
1,891	Baxter International, Inc.	110,907
3,434	Becton, Dickinson & Co.	249,549
1,409	C.R. Bard, Inc.	120,568
2,243	DENTSPLY International, Inc.	60,359
958	Gen-Probe, Inc.(1)	43,129
340	Intuitive Surgical, Inc.(1)	35,098
873	Kinetic Concepts, Inc.(1)	21,040
3,165	Medtronic, Inc.	105,996
1,095	Mettler Toledo International, Inc.(1)	72,905
		909,644

HEALTH CARE PROVIDERS & SERVICES ― 2.0%
1,033	CIGNA Corp.	17,933
2,270	Express Scripts, Inc.(1)	122,035
2,313	UnitedHealth Group, Inc.	65,528
1,810	VCA Antech, Inc.(1)	34,064
		239,560

HOUSEHOLD DURABLES ― 0.7%
4,419	KB Home	47,151

Capital Growth – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
    Shares                                                                                                                                                                                         Value

1,183	Mohawk Industries, Inc.(1)	$ 37,986
		85,137

HOUSEHOLD PRODUCTS ― 2.7%
6,115	Procter & Gamble Co. (The)	333,267

INSURANCE ― 1.2%
657	Allstate Corp. (The)	14,237
2,459	Chubb Corp. (The)	104,704
1,089	Hartford Financial Services Group, Inc. (The)	14,331
495	Reinsurance Group of America, Inc.	17,637
		150,909

INTERNET & CATALOG RETAIL ― 0.4%
807	Amazon.com, Inc.(1)	47,468

INTERNET SOFTWARE & SERVICES ― 2.6%
915	Google, Inc., Class A(1)	309,755

IT SERVICES ― 3.3%
399	Affiliated Computer Services, Inc., Class A(1)	18,298
762	Fidelity National Information Services, Inc.	12,124
3,358	Global Payments, Inc.	116,556
2,723	International Business Machines Corp.	249,563
		396,541

LIFE SCIENCES TOOLS & SERVICES ― 1.3%
2,003	QIAGEN NV(1)	34,351
3,360	Thermo Fisher Scientific, Inc.(1)	120,725
		155,076

MACHINERY ― 2.6%
752	Flowserve Corp.	40,089
1,626	Illinois Tool Works, Inc.	53,105
1,182	ITT Corp.	53,521
2,315	Navistar International Corp.(1)	70,307
1,322	PACCAR, Inc.	34,888
1,525	Valmont Industries, Inc.	61,884
		313,794

MEDIA ― 1.6%
6,575	DIRECTV Group, Inc. (The)(1)	143,993
2,554	Scripps Networks Interactive, Inc., Class A	54,834
		198,827

METALS & MINING ― 0.6%
1,591	Newmont Mining Corp.	63,290
468	United States Steel Corp.	14,054
		77,344

MULTILINE RETAIL ― 3.1%
5,217	Kohl's Corp.(1)	191,516
7,813	Macy's, Inc.	69,926
3,685	Target Corp.	114,972
		376,414

MULTI-UTILITIES ― 1.1%
3,707	Public Service Enterprise Group, Inc.	117,030
430	Sempra Energy	18,851
		135,881

Capital Growth – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
    Shares                                                                                                                                                                                         Value

OIL, GAS & CONSUMABLE FUELS ― 5.8%
1,277	Apache Corp.	$ 95,775
3,076	Devon Energy Corp.	189,482
2,405	EOG Resources, Inc.	162,987
1,842	Exxon Mobil Corp.	140,876
1,424	Occidental Petroleum Corp.	77,679
4,811	Quicksilver Resources, Inc.(1)	33,340
		700,139

PERSONAL PRODUCTS ― 0.3%
1,442	Estee Lauder Cos., Inc. (The), Class A	37,852

PHARMACEUTICALS ― 3.9%
2,799	Abbott Laboratories	155,177
828	Allergan, Inc.	31,563
2,617	Johnson & Johnson	150,975
2,460	Novo Nordisk AS B Shares	131,266
		468,981

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
3,133	Digital Realty Trust, Inc.	99,943

ROAD & RAIL ― 1.7%
4,751	Union Pacific Corp.	208,046

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.2%
5,688	Altera Corp.	87,481
5,614	Applied Materials, Inc.	52,603
5,698	Intel Corp.	73,504
2,265	Linear Technology Corp.	53,046
13,998	Marvell Technology Group Ltd.(1)	102,045
6,129	NVIDIA Corp.(1)	48,726
2,510	Texas Instruments, Inc.	37,525
3,227	Xilinx, Inc.	54,375
		509,305

SOFTWARE ― 4.7%
15,764	Microsoft Corp.	269,565
16,552	Oracle Corp.(1)	278,570
659	salesforce.com, inc.(1)	17,536
		565,671

SPECIALTY RETAIL ― 2.6%
1,434	Advance Auto Parts, Inc.	46,935
3,681	CarMax, Inc.(1)	30,442
2,866	J. Crew Group, Inc.(1)	28,660
7,840	Lowe's Cos., Inc.	143,237
2,262	O'Reilly Automotive, Inc.(1)	65,756
		315,030

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
926	WESCO International, Inc.(1)	17,057

WIRELESS TELECOMMUNICATION SERVICES ― 1.9%
6,703	American Tower Corp., Class A(1)	203,369
1,097	NII Holdings, Inc.(1)	21,282
		224,651
TOTAL COMMON STOCKS
(Cost $13,683,736)		11,854,783

Capital Growth – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
    Shares                                                                                                                                                                                         Value

TEMPORARY CASH INVESTMENTS — 2.3%

79,400	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	$ 79,400
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $204,248), in a joint trading account at 0.22%, dated 1/30/09, due 2/2/09 (Delivery value $200,004)		200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $279,400)		279,400

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $13,963,136)		12,134,183
OTHER ASSETS AND LIABILITIES — 0.1%		12,071
TOTAL NET ASSETS — 100.0%		$12,146,254

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
106,392	CHF for USD	2/27/09	$ 91,750	$1,401
578,592	DKK for USD	2/27/09	99,260	3,259
			$191,010	$4,660

(Value on Settlement Date $195,670)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Capital Growth – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$11,689,721	-
Level 2 - Other Significant Observable Inputs	444,462	$4,660
Level 3 - Significant Unobservable Inputs	-	-
	$12,134,183	$4,660

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$14,702,354
Gross tax appreciation of investments	$ 93,197
Gross tax depreciation of investments	(2,661,368)
Net tax appreciation (depreciation) of investments	$(2,568,171)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

January 31, 2009

Focused Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
    Shares                                                                                                                                                                                         Value

COMMON STOCKS — 97.9%

AEROSPACE & DEFENSE ― 6.2%
7,887	Honeywell International, Inc.	$ 258,772
5,069	Raytheon Co.	256,593
		515,365

AUTO COMPONENTS ― 1.0%
4,777	BorgWarner, Inc.	80,636

BEVERAGES ― 4.2%
8,059	Coca-Cola Co. (The)	344,281

BIOTECHNOLOGY ― 0.8%
287	Alexion Pharmaceuticals, Inc.(1)	10,582
1,108	Gilead Sciences, Inc.(1)	56,253
		66,835

CAPITAL MARKETS ― 1.0%
1,467	Northern Trust Corp.	84,382

CHEMICALS ― 1.9%
2,088	Monsanto Co.	158,813

COMMUNICATIONS EQUIPMENT ― 6.4%
16,051	Cisco Systems, Inc.(1)	240,283
8,369	QUALCOMM, Inc.	289,149
		529,432

COMPUTERS & PERIPHERALS ― 5.2%
2,595	Apple, Inc.(1)	233,888
13,678	EMC Corp.(1)	151,005
3,121	Western Digital Corp.(1)	45,816
		430,709

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
679	IntercontinentalExchange, Inc.(1)	38,656

ELECTRIC UTILITIES ― 1.7%
2,649	FPL Group, Inc.	136,556

ELECTRICAL EQUIPMENT ― 4.1%
4,539	Cooper Industries Ltd., Class A	122,144
6,711	Emerson Electric Co.	219,450
		341,594

ENERGY EQUIPMENT & SERVICES ― 2.6%
3,713	National Oilwell Varco, Inc.(1)	98,172
4,284	Noble Corp.	116,310
		214,482

FOOD PRODUCTS ― 3.9%
5,043	Kellogg Co.	220,329
3,006	Nestle SA	103,930
		324,259

HEALTH CARE EQUIPMENT & SUPPLIES ― 8.1%
146	Alcon, Inc.	12,504
1,322	Baxter International, Inc.	77,535
3,860	Becton, Dickinson & Co.	280,506
1,495	C.R. Bard, Inc.	127,927
4,840	DENTSPLY International, Inc.	130,244

Focused Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
    Shares                                                                                                                                                                                         Value

831	Gen-Probe, Inc.(1)	$ 37,412
		666,128

HEALTH CARE PROVIDERS & SERVICES ― 1.9%
955	CIGNA Corp.	16,579
2,462	Express Scripts, Inc.(1)	132,357
217	UnitedHealth Group, Inc.	6,148
		155,084

HOUSEHOLD PRODUCTS ― 4.1%
6,165	Procter & Gamble Co. (The)	335,993

INSURANCE ― 3.0%
5,308	Chubb Corp.	226,015
1,518	Hartford Financial Services Group, Inc. (The)	19,977
		245,992

INTERNET SOFTWARE & SERVICES ― 1.8%
431	Google, Inc., Class A(1)	145,906

IT SERVICES ― 1.7%
4,171	Global Payments, Inc.	144,775

LIFE SCIENCES TOOLS & SERVICES ― 2.5%
5,694	Thermo Fisher Scientific, Inc.(1)	204,585

MACHINERY ― 0.9%
398	Navistar International Corp.(1)	12,087
1,460	Valmont Industries, Inc.	59,247
		71,334

MEDIA ― 3.6%
11,323	DIRECTV Group, Inc. (The)(1)	247,974
2,463	Scripps Networks Interactive, Inc., Class A	52,880
		300,854

METALS & MINING ― 0.2%
681	United States Steel Corp.	20,450

MULTILINE RETAIL ― 3.5%
6,629	Kohl's Corp.(1)	243,351
5,209	Macy's, Inc.	46,620
		289,971

MULTI-UTILITIES ― 0.1%
331	Public Service Enterprise Group, Inc.	10,450

OIL, GAS & CONSUMABLE FUELS ― 4.6%
2,056	Apache Corp.	154,200
3,482	Devon Energy Corp.	214,491
206	EOG Resources, Inc.	13,961
		382,652

PHARMACEUTICALS ― 2.7%
4,202	Novo Nordisk AS B Shares	224,219

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.5%
1,254	Digital Realty Trust, Inc.	40,003

ROAD & RAIL ― 3.1%
5,921	Union Pacific Corp.	259,281

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.3%
9,627	Altera Corp.	148,063

Focused Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
    Shares                                                                                                                                                                                         Value

5,621	Linear Technology Corp.	131,644
24,468	Marvell Technology Group Ltd.(1)	$ 178,372
3,656	Xilinx, Inc.	61,603
		519,682

SOFTWARE ― 3.2%
12,107	Oracle Corp.(1)	203,761
2,174	salesforce.com, inc.(1)	57,850
		261,611

SPECIALTY RETAIL ― 3.6%
2,734	Advance Auto Parts, Inc.	89,484
11,234	Lowe's Cos., Inc.	205,245
		294,729

WIRELESS TELECOMMUNICATION SERVICES ― 3.0%
8,173	American Tower Corp., Class A(1)	247,969

TOTAL COMMON STOCKS
(Cost $10,203,842)		8,087,668
TEMPORARY CASH INVESTMENTS — 1.1%

93,164	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $93,164)		93,164

TOTAL INVESTMENT SECURITIES — 99.0%
(Cost $10,297,006)		8,180,832
OTHER ASSETS AND LIABILITIES — 1.0%		85,870
TOTAL NET ASSETS — 100.0%		$8,266,702

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
97,683	CHF for USD	2/27/09	$ 84,240	$1,286
988,310	DKK for USD	2/27/09	169,548	5,567
			$253,788	$6,853
(Value on Settlement Date $260,641)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

Focused Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$7,852,683	-
Level 2 - Other Significant Observable Inputs	328,149	$6,853
Level 3 - Significant Unobservable Inputs	-	-
	$8,180,832	$6,853

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$10,325,323
Gross tax appreciation of investments	$ 72,589
Gross tax depreciation of investments	(2,217,080)
Net tax appreciation (depreciation) of investments	$(2,144,491)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

January 31, 2009

Fundamental Equity – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                     Value

COMMON STOCKS — 95.6%
AEROSPACE & DEFENSE ― 4.5%
43,000	General Dynamics Corp.	$ 2,439,390
158,000	Honeywell International, Inc.	5,183,980
34,684	Lockheed Martin Corp.	2,845,475
		10,468,845

AIRLINES ― 0.7%
231,479	Southwest Airlines Co.	1,627,297

AUTO COMPONENTS ― 0.6%
111,000	Johnson Controls, Inc.	1,388,610

BEVERAGES ― 0.3%
61,000	Coca-Cola Enterprises, Inc.	685,030

BIOTECHNOLOGY ― 3.1%
100,376	Amgen, Inc.(1)	5,505,624
33,461	Gilead Sciences, Inc.(1)	1,698,815
		7,204,439

CAPITAL MARKETS ― 2.3%
41,146	Ameriprise Financial, Inc.	829,092
8,655	BlackRock, Inc.	941,664
141,033	Charles Schwab Corp. (The)	1,916,639
88,419	Invesco Ltd.	1,042,460
32,708	Knight Capital Group, Inc., Class A(1)	589,725
		5,319,580

CHEMICALS ― 0.7%
12,819	E.I. du Pont de Nemours & Co.	294,324
38,035	International Flavors & Fragrances, Inc.	1,088,562
1,041	Monsanto Co.	79,178
3,825	Mosaic Co. (The)	136,438
		1,598,502

COMMERCIAL BANKS ― 2.8%
20,875	Bank of Hawaii Corp.	748,786
61,131	SunTrust Banks, Inc.	749,466
266,835	Wells Fargo & Co.	5,043,182
		6,541,434

COMMERCIAL SERVICES & SUPPLIES ― 1.0%
39,421	Knoll, Inc.	268,851
78,131	Republic Services, Inc.	2,020,468
		2,289,319

COMMUNICATIONS EQUIPMENT ― 1.8%
280,000	Cisco Systems, Inc.(1)(2)	4,191,600

COMPUTERS & PERIPHERALS ― 2.3%
5,183	Apple, Inc.(1)	467,144
133,062	EMC Corp.(1)	1,469,004
96,668	Hewlett-Packard Co.	3,359,213
		5,295,361

CONSTRUCTION & ENGINEERING ― 0.6%
16,705	EMCOR Group, Inc.(1)	343,956
25,494	Fluor Corp.	991,717
		1,335,673

Fundamental Equity – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                     Value

CONSUMER FINANCE ― 0.3%
37,355	Capital One Financial Corp.	$ 591,703
21,092	Discover Financial Services	150,808
		742,511

CONTAINERS & PACKAGING ― 1.0%
120,000	Crown Holdings, Inc.(1)	2,250,000

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
51,753	NYSE Euronext	1,138,566

DIVERSIFIED TELECOMMUNICATION SERVICES ― 2.3%
175,564	AT&T, Inc.	4,322,386
323,366	Qwest Communications International, Inc.	1,041,238
		5,363,624

ELECTRIC UTILITIES ― 3.0%
107,610	FirstEnergy Corp.	5,379,424
81,000	Pepco Holdings, Inc.	1,442,610
		6,822,034

ELECTRICAL EQUIPMENT ― 1.2%
20,361	Belden, Inc.	265,915
65,590	Emerson Electric Co.	2,144,793
32,090	GrafTech International Ltd.(1)	257,041
		2,667,749

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.4%
44,929	Avnet, Inc.(1)	890,493

ENERGY EQUIPMENT & SERVICES ― 3.0%
47,879	Baker Hughes, Inc.	1,595,328
8,978	ENSCO International, Inc.	245,638
4,773	Halliburton Co.	82,334
38,128	Nabors Industries Ltd.(1)	417,502
29,204	National Oilwell Varco, Inc.(1)	772,154
114,464	Noble Corp.	3,107,698
37,785	Patterson-UTI Energy, Inc.	361,224
14,510	Smith International, Inc.	329,377
		6,911,255

FOOD & STAPLES RETAILING ― 4.3%
83,909	CVS/Caremark Corp.	2,255,474
21,123	SUPERVALU, INC.	370,497
16,480	SYSCO Corp.	367,339
149,557	Wal-Mart Stores, Inc.	7,047,126
		10,040,436

FOOD PRODUCTS ― 3.0%
134,000	H.J. Heinz Co.	4,891,000
74,736	Kraft Foods, Inc., Class A	2,096,345
		6,987,345

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.5%
111,815	Baxter International, Inc.	6,557,950
60,000	STERIS Corp.	1,596,000
		8,153,950

HEALTH CARE PROVIDERS & SERVICES ― 0.8%
59,300	Aetna, Inc.	1,838,300

Fundamental Equity – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                     Value

HOTELS, RESTAURANTS & LEISURE ― 2.7%
7,881	Bally Technologies, Inc.(1)	$ 159,117
60,000	McDonald's Corp.	3,481,200
29,858	WMS Industries, Inc.(1)	663,445
68,000	Yum! Brands, Inc.	1,946,160
		6,249,922

HOUSEHOLD PRODUCTS ― 2.7%
115,036	Procter & Gamble Co. (The)	6,269,462

INDUSTRIAL CONGLOMERATES ― 0.4%
71,037	General Electric Co.	861,679

INSURANCE ― 2.4%
20,975	ACE Ltd.	915,769
21,208	Allstate Corp. (The)	459,577
30,367	Assurant, Inc.	801,689
12,613	Chubb Corp. (The)	537,062
20,096	Lincoln National Corp.	304,052
25,940	Prudential Financial, Inc.	667,955
124,000	Unum Group	1,755,840
		5,441,944

INTERNET SOFTWARE & SERVICES ― 0.2%
784	Google, Inc., Class A(1)	265,407
8,097	Yahoo!, Inc.(1)	94,978
		360,385

IT SERVICES ― 4.5%
58,006	Accenture Ltd., Class A	1,830,670
50,000	Affiliated Computer Services, Inc., Class A(1)	2,293,000
46,245	International Business Machines Corp.	4,238,354
147,000	Western Union Co. (The)	2,008,020
		10,370,044

LEISURE EQUIPMENT & PRODUCTS ― 0.4%
37,720	Hasbro, Inc.	910,184

LIFE SCIENCES TOOLS & SERVICES ― 1.4%
92,000	Thermo Fisher Scientific, Inc.(1)	3,305,560

MACHINERY ― 0.9%
54,386	Dover Corp.	1,538,036
12,258	Parker-Hannifin Corp.	468,378
		2,006,414

MARINE ― 0.5%
46,473	Kirby Corp.(1)	1,114,422

MEDIA ― 2.1%
69,485	Comcast Corp., Class A	1,017,955
37,698	Omnicom Group, Inc.	976,001
301,802	Time Warner, Inc.(2)	2,815,813
		4,809,769

METALS & MINING ― 0.7%
25,702	Freeport-McMoRan Copper & Gold, Inc.	646,148
40,449	Reliance Steel & Aluminum Co.	895,137
		1,541,285

Fundamental Equity – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                     Value

MULTILINE RETAIL ― 0.3%
59,327	Big Lots, Inc.(1)	$ 797,948

MULTI-UTILITIES ― 1.7%
285,754	CenterPoint Energy, Inc.(2)	3,823,388

OIL, GAS & CONSUMABLE FUELS ― 9.3%
76,824	Chevron Corp.	5,417,629
88,363	ConocoPhillips	4,199,893
135,788	Exxon Mobil Corp.	10,385,066
17,601	Murphy Oil Corp.	777,612
30,216	Valero Energy Corp.	728,810
		21,509,010

PAPER & FOREST PRODUCTS ― 0.1%
31,259	International Paper Co.	285,082

PHARMACEUTICALS ― 7.9%
47,216	Abbott Laboratories	2,617,655
70,846	Bristol-Myers Squibb Co.	1,516,813
63,000	Eli Lilly & Co.	2,319,660
127,086	Johnson & Johnson	7,331,591
32,760	Merck & Co., Inc.	935,298
180,223	Pfizer, Inc.	2,627,651
20,282	Wyeth	871,518
		18,220,186

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.7%
19,888	Macerich Co. (The)	293,149
23,040	Public Storage	1,425,485
		1,718,634

ROAD & RAIL ― 2.6%
27,013	CSX Corp.	782,296
43,379	Ryder System, Inc.	1,465,343
87,264	Union Pacific Corp.	3,821,291
		6,068,930

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.9%
85,745	Altera Corp.	1,318,758
119,573	Atmel Corp.(1)	399,374
54,360	Broadcom Corp., Class A(1)	861,606
225,000	Intel Corp.	2,902,500
205,669	Marvell Technology Group Ltd.(1)	1,499,327
98,447	National Semiconductor Corp.	998,252
59,287	Xilinx, Inc.	998,986
		8,978,803

SOFTWARE ― 1.6%
71,104	Microsoft Corp.	1,215,878
151,588	Oracle Corp.(1)	2,551,226
		3,767,104

SPECIALTY RETAIL ― 1.1%
159,271	Gap, Inc. (The)	1,796,577
15,235	Genesco, Inc.(1)	234,619
28,381	Urban Outfitters, Inc.(1)	442,176
		2,473,372

Fundamental Equity – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                     Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
15,676	Coach, Inc.(1)	$ 228,870

THRIFTS & MORTGAGE FINANCE ― 0.3%
58,714	Hudson City Bancorp., Inc.	681,082

TOBACCO ― 1.9%
259,891	Altria Group, Inc.(2)	4,298,597

TRADING COMPANIES & DISTRIBUTORS ― 0.3%
103,562	United Rentals, Inc.(1)	577,876

WIRELESS TELECOMMUNICATION SERVICES ― 0.9%
71,602	American Tower Corp., Class A(1)	2,172,405

TOTAL COMMON STOCKS
(Cost $297,643,600)		220,594,310
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS— 3.0%
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $358,456), in a joint trading account at 0.22%, dated 1/30/09, due 2/2/09 (Delivery value $351,006)		351,000
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.29%, 4/9/09, valued at $6,732,632), in a joint trading account at 0.20%, dated 1/30/09, due 2/2/09 (Delivery value $6,600,110)		6,600,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $6,951,000)		6,951,000

TEMPORARY CASH INVESTMENTS — 1.5%

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $3,624,384), in a joint trading account at 0.22%, dated 1/30/09, due 2/2/09 (Delivery value $3,549,065)

(Cost $3,549,000)		3,549,000
TOTAL INVESTMENT SECURITIES — 100.1%
(Cost $308,143,600)		231,094,310
OTHER ASSETS AND LIABILITIES — (0.1)%		(243,448)
TOTAL NET ASSETS — 100.0%		$230,850,862

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
169	S&P 500 E-Mini Futures	March 2009	$6,950,125	$(455,379)

Notes to Schedule of Investments

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $6,951,000.

Fundamental Equity – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 220,594,310	$ (455,379)
Level 2 - Other Significant Observable Inputs	10,500,000	-
Level 3 - Significant Unobservable Inputs	-	-
	$ 231,094,310	$ (455,379)

* Includes futures contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 308,827,077
Gross tax appreciation of investments	$ 2,446,041
Gross tax depreciation of investments	(80,178,808)
Net tax appreciation (depreciation) of investments	$ (77,732,767)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

January 31, 2009

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
Shares                                                                                                                                                                                             Value

COMMON STOCKS — 98.1%
AEROSPACE & DEFENSE ― 2.1%
95,900	Alliant Techsystems, Inc.(1)	$ 7,749,679
186,900	Lockheed Martin Corp.	15,333,276
108,500	Precision Castparts Corp.	7,047,075
		30,130,030

AIR FREIGHT & LOGISTICS ― 1.8%
226,600	C.H. Robinson Worldwide, Inc.	10,419,068
130,500	FedEx Corp.	6,647,670
907,041	UTi Worldwide, Inc.	9,941,169
		27,007,907

AUTO COMPONENTS ― 0.6%
457,700	Autoliv, Inc.	8,417,103

BEVERAGES ― 0.1%
87,490	Central European Distribution Corp.(1)	1,058,629

BIOTECHNOLOGY ― 5.4%
409,700	Celgene Corp.(1)	21,693,615
1,403,991	CSL Ltd.	33,061,185
1,400,400	Grifols SA	24,652,940
		79,407,740

CAPITAL MARKETS ― 3.7%
616,000	Charles Schwab Corp. (The)	8,371,440
488,700	Invesco Ltd.	5,761,773
408,897	Lazard Ltd., Class A	10,835,771
659,900	Morgan Stanley	13,349,777
862,350	Raymond James Financial, Inc.	15,962,098
		54,280,859

CHEMICALS ― 3.0%
462,630	Monsanto Co.	35,187,638
124,000	Potash Corp. of Saskatchewan	9,282,640
		44,470,278

COMMERCIAL BANKS ― 0.5%
453,300	KeyCorp	3,300,024
165,300	Marshall & Ilsley Corp.	943,863
380,800	Synovus Financial Corp.	1,507,968
137,200	TCF Financial Corp.	1,699,908
		7,451,763

COMMUNICATIONS EQUIPMENT ― 1.3%
166,100	F5 Networks, Inc.(1)	3,682,437
627,500	Juniper Networks, Inc.(1)	8,885,400
200,800	QUALCOMM, Inc.	6,937,640
		19,505,477

COMPUTERS & PERIPHERALS ― 1.6%
264,627	Apple, Inc.(1)	23,850,831

CONSTRUCTION & ENGINEERING ― 3.7%
134,600	AECOM Technology Corp.(1)	3,406,726
602,000	Chicago Bridge & Iron Co. NV New York Shares	6,778,520
180,000	Granite Construction, Inc.	6,339,600
188,900	Jacobs Engineering Group, Inc.(1)	7,304,763

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
Shares                                                                                                                                                                                             Value

240,100	KBR, Inc.	$ 3,399,816
974,200	Quanta Services, Inc.(1)	20,828,396
189,900	Shaw Group, Inc. (The)(1)	5,279,220
		53,337,041

CONTAINERS & PACKAGING ― 1.4%
1,112,400	Crown Holdings, Inc.(1)	20,857,500

DIVERSIFIED ― 0.6%
101,800	Midcap SPDR Trust, Series 1	9,232,242

DIVERSIFIED CONSUMER SERVICES ― 5.3%
244,820	Apollo Group, Inc., Class A(1)	19,943,037
82,100	Capella Education Co.(1)	4,542,593
290,100	Corinthian Colleges, Inc.(1)	5,419,068
305,751	DeVry, Inc.	16,382,139
1,150,189	H&R Block, Inc.	23,843,418
164,000	New Oriental Education & Technology Group ADR(1)	7,845,760
		77,976,015

ELECTRICAL EQUIPMENT ― 0.9%
15,088	First Solar, Inc.(1)	2,154,566
162,600	Rockwell Automation, Inc.	4,234,104
154,500	Vestas Wind Systems AS(1)	7,470,324
		13,858,994

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 1.1%
268,476	Dolby Laboratories, Inc., Class A(1)	6,862,246
364,200	FLIR Systems, Inc.(1)	9,094,074
		15,956,320

ENERGY EQUIPMENT & SERVICES ― 0.6%
145,500	Dresser-Rand Group, Inc.(1)	2,834,340
523,800	Weatherford International Ltd.(1)	5,777,514
		8,611,854

FOOD & STAPLES RETAILING ― 0.8%
97,200	BJ's Wholesale Club, Inc.(1)	2,787,696
372,500	Kroger Co. (The)	8,381,250
		11,168,946

FOOD PRODUCTS ― 0.3%
91,900	Kellogg Co.	4,015,111

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.0%
130,100	Baxter International, Inc.	7,630,365
234,500	Covidien Ltd.	8,990,730
129,500	Edwards Lifesciences Corp.(1)	7,444,955
108,200	Mettler Toledo International, Inc.(1)	7,203,956
248,900	Thoratec Corp.(1)	7,210,633
157,300	Varian Medical Systems, Inc.(1)	5,840,549
		44,321,188

HEALTH CARE PROVIDERS & SERVICES ― 7.6%
237,100	Aetna, Inc.	7,350,100
572,200	Express Scripts, Inc.(1)	30,761,472
193,100	Humana, Inc.(1)	7,324,283
537,700	Medco Health Solutions, Inc.(1)	24,158,861
784,200	Omnicare, Inc.	21,926,232
356,800	UnitedHealth Group, Inc.	10,108,144

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
Shares                                                                                                                                                                                             Value

218,300	WellPoint, Inc.(1)	$ 9,048,535
		110,677,627

HOTELS, RESTAURANTS & LEISURE ― 3.2%
377,300	Brinker International, Inc.	4,138,981
68,600	Chipotle Mexican Grill, Inc., Class A(1)	3,276,336
78,300	Chipotle Mexican Grill, Inc., Class B(1)	3,564,216
507,800	International Game Technology	5,382,680
143,100	Panera Bread Co., Class A(1)	6,722,838
699,800	Penn National Gaming, Inc.(1)	13,051,270
272,300	WMS Industries, Inc.(1)	6,050,506
144,000	Wynn Resorts Ltd.(1)	4,331,520
		46,518,347

HOUSEHOLD DURABLES ― 0.7%
337,700	KB Home	3,603,259
5,100	NVR, Inc.(1)	2,173,059
375,600	Pulte Homes, Inc.	3,812,340
		9,588,658

INSURANCE ― 2.8%
108,100	ACE Ltd.	4,719,646
418,300	Aon Corp.	15,498,015
344,600	Axis Capital Holdings Ltd.	8,359,996
48,600	Everest Re Group Ltd.	3,061,800
229,800	Fidelity National Financial, Inc., Class A	3,359,676
133,300	First American Corp. (The)	2,911,272
51,100	PartnerRe Ltd.	3,348,583
		41,258,988

INTERNET & CATALOG RETAIL ― 1.0%
424,300	Expedia, Inc.(1)	3,788,999
159,541	priceline.com, Inc.(1)	10,703,606
		14,492,605

INTERNET SOFTWARE & SERVICES ― 1.9%
1,102,414	Ariba, Inc.(1)	8,422,443
131,900	Digital River, Inc.(1)	3,267,163
162,800	Equinix, Inc.(1)	8,685,380
374,800	NetEase.com, Inc. ADR(1)	7,124,948
		27,499,934

IT SERVICES ― 2.4%
232,900	Fiserv, Inc.(1)	7,394,575
348,400	Global Payments, Inc.	12,092,964
114,000	MasterCard, Inc., Class A	15,478,920
		34,966,459

LIFE SCIENCES TOOLS & SERVICES ― 0.6%
238,000	Thermo Fisher Scientific, Inc.(1)	8,551,340

MACHINERY ― 3.7%
476,900	Cummins, Inc.	11,436,062
90,700	Eaton Corp.	3,992,614
239,587	Flowserve Corp.	12,772,383
192,800	Illinois Tool Works, Inc.	6,296,848
182,100	Navistar International Corp.(1)	5,530,377
352,100	Parker-Hannifin Corp.	13,453,741
		53,482,025

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
Shares                                                                                                                                                                                             Value

MARINE ― 0.5%
529,600	Diana Shipping, Inc.	$ 7,038,384

MEDIA ― 0.9%
608,900	DIRECTV Group, Inc. (The)(1)	13,334,910

METALS & MINING ― 1.3%
171,800	Nucor Corp.	7,007,722
180,300	Schnitzer Steel Industries, Inc., Class A	7,080,381
451,500	Steel Dynamics, Inc.	4,794,930
		18,883,033

MULTILINE RETAIL ― 3.0%
257,300	Dollar Tree, Inc.(1)	10,989,283
210,300	J.C. Penney Co., Inc.	3,522,525
713,600	Kohl's Corp.(1)	26,196,256
350,700	Macy's, Inc.	3,138,765
		43,846,829

OIL, GAS & CONSUMABLE FUELS ― 8.0%
385,800	Alpha Natural Resources, Inc.(1)	6,296,256
254,911	Arena Resources, Inc.(1)	6,209,632
479,000	CONSOL Energy, Inc.	13,057,540
302,200	Continental Resources, Inc.(1)	6,246,474
233,700	Equitable Resources, Inc.	7,999,551
246,700	Murphy Oil Corp.	10,899,206
176,800	Peabody Energy Corp.	4,420,000
1,225,258	Petrohawk Energy Corp.(1)	24,149,835
326,800	Plains Exploration & Production Co.(1)	6,902,016
257,600	Range Resources Corp.	9,232,384
411,000	Southwestern Energy Co.(1)	13,008,150
167,600	Walter Industries, Inc.	3,090,544
186,166	Whiting Petroleum Corp.(1)	5,398,814
		116,910,402

PROFESSIONAL SERVICES ― 1.1%
156,430	FTI Consulting, Inc.(1)	6,415,194
202,684	Huron Consulting Group, Inc.(1)	10,130,147
		16,545,341

ROAD & RAIL ― 1.7%
290,900	CSX Corp.	8,424,464
216,700	Norfolk Southern Corp.	8,312,612
169,200	Union Pacific Corp.	7,409,268
		24,146,344

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 6.2%
528,200	Altera Corp.	8,123,716
376,700	Analog Devices, Inc.	7,526,466
991,031	Broadcom Corp., Class A(1)	15,707,841
515,400	Linear Technology Corp.	12,070,668
1,466,200	Marvell Technology Group Ltd.(1)	10,688,598
243,000	MEMC Electronic Materials, Inc.(1)	3,304,800
661,300	National Semiconductor Corp.	6,705,582
1,655,000	NVIDIA Corp.(1)	13,157,250
261,000	Silicon Laboratories, Inc.(1)	6,010,830
354,000	Varian Semiconductor Equipment Associates, Inc.(1)	6,740,160
		90,035,911

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)
Shares                                                                                                                                                                                             Value

SOFTWARE ― 3.1%
448,448	Activision Blizzard, Inc.(1)	$ 3,928,405
283,100	Autodesk, Inc.(1)	4,688,136
577,322	McAfee, Inc.(1)	17,602,548
41,700	Nintendo Co. Ltd.	11,855,478
270,600	Sybase, Inc.(1)	7,390,086
		45,464,653

SPECIALTY RETAIL ― 3.3%
361,400	Aeropostale, Inc.(1)	7,629,154
921,700	American Eagle Outfitters, Inc.	8,304,517
207,200	Children's Place Retail Stores, Inc. (The)(1)	3,897,432
396,400	Guess?, Inc.	6,378,076
172,000	O'Reilly Automotive, Inc.(1)	5,000,040
405,600	PetSmart, Inc.	7,613,112
173,400	Ross Stores, Inc.	5,101,428
316,800	Urban Outfitters, Inc.(1)	4,935,744
		48,859,503

TEXTILES, APPAREL & LUXURY GOODS ― 1.4%
370,200	Carter's, Inc.(1)	6,289,698
107,000	NIKE, Inc., Class B	4,841,750
224,600	Polo Ralph Lauren Corp.	9,215,338
		20,346,786

THRIFTS & MORTGAGE FINANCE ― 0.4%
537,000	Hudson City Bancorp., Inc.	6,229,200

TOBACCO ― 2.6%
714,400	Altria Group, Inc.	11,816,176
441,200	Lorillard, Inc.	26,233,752
		38,049,928

TRADING COMPANIES & DISTRIBUTORS ― 0.3%
139,100	Fastenal Co.	4,754,438

WIRELESS TELECOMMUNICATION SERVICES ― 2.6%
252,200	American Tower Corp., Class A(1)	7,651,748
1,136,700	MetroPCS Communications, Inc.(1)	15,447,753
731,132	SBA Communications Corp., Class A(1)	14,549,527
		37,649,028
TOTAL COMMON STOCKS
(Cost $1,620,509,689)		1,434,046,501
TEMPORARY CASH INVESTMENTS — 1.8%

44,472	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	44,472

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $26,826,965), in a joint trading account at 0.10%, dated 1/30/09, due 2/2/09 (Delivery value $26,200,218)		26,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $26,244,472)		26,244,472

TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $1,646,754,161)		1,460,290,973
OTHER ASSETS AND LIABILITIES — 0.1%		1,083,491

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)

TOTAL NET ASSETS — 100.0%	$1,461,374,464

Geographic Diversification
(as a % of net assets)
United States			85.6%
Bermuda			3.1%
Australia			2.3%
Spain			1.7%
People's Republic of China			1.0%
Japan			0.8%
British Virgin Islands			0.7%
Canada			0.6%
Sweden			0.6%
Denmark			0.5%
Greece			0.5%
Netherlands			0.4%
Switzerland			0.3%
Cash and Equivalents*			1.9%
* Includes temporary cash investments and other assets and liabilities.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
40,513,564	AUD for USD	2/27/09	$25,700,185	$1,363,521
35,967,600	DKK for USD	2/27/09	6,170,355	202,586
15,225,149	EUR for USD	2/27/09	19,488,190	661,989
829,787,000	JPY for USD	2/27/09	9,240,485	(9,001)
			$60,599,215	$2,219,095

(Value on Settlement Date $62,818,310)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
DKK	-	Danish Krone
EUR	-	Euro
JPY	-	Japanese Yen
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

Heritage – Schedule of Investments

JANUARY 31, 2009   (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$1,357,051,046	-
Level 2 - Other Significant Observable Inputs	103,239,927	$2,219,095
Level 3 - Significant Unobservable Inputs	-	-
	$1,460,290,973	$2,219,095

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,678,957,476
Gross tax appreciation of investments	$ 70,869,589
Gross tax depreciation of investments	(289,536,092)
Net tax appreciation (depreciation) of investments	$(218,666,503)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities II Fund

January 31, 2009

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE ― 2.1%
309,944	BE Aerospace, Inc.(1)	$ 2,997,158
81,849	Curtiss-Wright Corp.	2,643,723
158,154	Orbital Sciences Corp.(1)	2,652,243
		8,293,124

AIRLINES ― 3.0%
722,028	Hawaiian Holdings, Inc.(1)	2,938,654
499,121	UAL Corp.(1)	4,711,702
744,860	US Airways Group, Inc.(1)	4,223,356
		11,873,712

BIOTECHNOLOGY ― 6.8%
71,516	Acorda Therapeutics, Inc.(1)	1,754,288
94,004	Alexion Pharmaceuticals, Inc.(1)	3,465,928
165,133	Alkermes, Inc.(1)	1,894,076
79,991	Cubist Pharmaceuticals, Inc.(1)	1,712,607
60,834	CV Therapeutics, Inc.(1)	952,052
120,234	Isis Pharmaceuticals, Inc.(1)	1,698,906
43,931	Martek Biosciences Corp(1)	1,161,975
279,755	Medarex, Inc.(1)	1,670,137
45,883	Myriad Genetics, Inc.(1)	3,421,495
73,768	Onyx Pharmaceuticals, Inc.(1)	2,244,760
65,791	OSI Pharmaceuticals, Inc.(1)	2,342,160
93,252	Regeneron Pharmaceuticals, Inc.(1)	1,630,045
113,579	Theravance, Inc.(1)	1,496,971
29,875	United Therapeutics Corp.(1)	2,030,006
		27,475,406

BUILDING PRODUCTS ― 0.2%
62,519	Trex Co., Inc.(1)	924,656

CAPITAL MARKETS ― 1.1%
93,830	optionsXpress Holdings, Inc.	1,021,809
244,525	SWS Group, Inc.	3,582,291
		4,604,100

CHEMICALS ― 1.5%
11,652	Airgas, Inc.	411,432
168,746	Scotts Miracle-Gro Co. (The), Class A	5,436,996
		5,848,428

COMMERCIAL BANKS ― 2.5%
87,421	Bank of the Ozarks, Inc.	1,983,583
103,847	NBT Bancorp., Inc.	2,371,866
160,202	Oriental Financial Group, Inc.	809,020
24,377	Simmons First National Corp., Class A	600,649
147,567	Southside Bancshares, Inc.	2,806,724
62,947	WesBanco, Inc.	1,300,485
		9,872,327

COMMERCIAL SERVICES & SUPPLIES ― 1.6%
57,500	Cornell Cos, Inc.(1)	877,450
189,481	Geo Group, Inc. (The)(1)	2,804,319
232,213	Knoll, Inc.	1,583,692

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

37,443	Waste Connections, Inc.(1)	1,086,596
		6,352,057

COMMUNICATIONS EQUIPMENT ― 2.9%
1,127,721	3Com Corp.(1)	$ 2,627,590
315,311	BigBand Networks, Inc.(1)	1,592,320
264,444	Riverbed Technology, Inc.(1)	2,684,107
281,751	Seachange International, Inc.(1)	1,667,966
238,247	Tekelec(1)	2,959,028
		11,531,011

COMPUTERS & PERIPHERALS ― 0.3%
58,887	Synaptics, Inc.(1)	1,387,967

CONSTRUCTION & ENGINEERING ― 1.3%
79,286	AECOM Technology Corp.(1)	2,006,729
89,681	Northwest Pipe Co.(1)	3,162,152
		5,168,881

CONSUMER FINANCE ― 1.3%
399,190	EZCORP, Inc., Class A(1)	5,417,008

CONTAINERS & PACKAGING ― 0.5%
81,099	Bemis Co., Inc.	1,830,404

DIVERSIFIED CONSUMER SERVICES ― 2.3%
126,236	DeVry, Inc.	6,763,725
34,313	Matthews International Corp., Class A	1,336,148
5,068	Strayer Education, Inc.	1,096,867
		9,196,740

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.5%
284,418	Cogent Communications Group, Inc.(1)	1,891,380

ELECTRIC UTILITIES ― 1.0%
71,510	Central Vermont Public Service Corp.	1,616,126
52,943	ITC Holdings Corp.	2,222,547
		3,838,673

ELECTRICAL EQUIPMENT ― 3.0%
712,636	Advanced Battery Technologies, Inc.(1)	1,824,348
59,576	American Superconductor Corp.(1)	963,940
127,839	AZZ, Inc.(1)	2,863,593
69,478	Energy Conversion Devices, Inc.(1)	1,748,761
148,874	GrafTech International Ltd.(1)	1,192,481
105,893	Powell Industries, Inc.(1)	2,528,725
26,378	Sunpower Corp., Class A(1)	885,246
		12,007,094

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.8%
39,820	Itron, Inc.(1)	2,600,246
130,707	Maxwell Technologies, Inc.(1)	611,709
		3,211,955

ENERGY EQUIPMENT & SERVICES ― 0.3%
17,737	Lufkin Industries, Inc.	619,908
325,095	Parker Drilling Co.(1)	689,202
		1,309,110

FOOD & STAPLES RETAILING ― 1.0%
79,713	Casey's General Stores, Inc.	1,693,901

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

114,979	Spartan Stores, Inc.	2,136,310
		3,830,211

FOOD PRODUCTS ― 2.2%
270,943	Darling International, Inc.(1)	$ 1,243,628
99,615	Fresh Del Monte Produce, Inc.(1)	2,400,722
35,596	J.M. Smucker Co. (The)	1,607,159
10,084	Ralcorp Holdings, Inc.(1)	597,175
115,547	TreeHouse Foods, Inc.(1)	3,049,285
		8,897,969

HEALTH CARE EQUIPMENT & SUPPLIES ― 5.2%
87,748	Align Technology, Inc.(1)	691,454
55,207	Edwards Lifesciences Corp.(1)	3,173,851
56,437	Gen-Probe, Inc.(1)	2,540,794
9,776	Haemonetics Corp.(1)	578,250
62,443	ICU Medical, Inc.(1)	1,905,136
110,210	Immucor, Inc.(1)	3,053,919
96,229	Insulet Corp.(1)	764,058
58,392	Masimo Corp.(1)	1,621,546
106,876	Merit Medical Systems, Inc.(1)	1,644,822
45,506	NuVasive, Inc.(1)	1,699,194
54,617	STERIS Corp.	1,452,812
204,719	Syneron Medical Ltd.(1)	1,445,316
13,739	West Pharmaceutical Services, Inc.	456,410
		21,027,562

HEALTH CARE PROVIDERS & SERVICES ― 5.4%
46,959	Almost Family, Inc.(1)	1,448,216
23,940	Amedisys, Inc.(1)	987,046
102,718	Amsurg Corp.(1)	2,012,246
263,683	Animal Health International, Inc.(1)	411,345
29,453	athenahealth, Inc.(1)	1,062,664
113,975	CardioNet, Inc.(1)	2,584,953
67,578	Catalyst Health Solutions, Inc.(1)	1,488,068
74,533	Coventry Health Care, Inc.(1)	1,127,684
91,587	Emergency Medical Services Corp., Class A(1)	3,069,996
47,755	Genoptix, Inc.(1)	1,618,895
152,959	IPC The Hospitalist Co., Inc.(1)	2,927,635
73,341	Owens & Minor, Inc.	2,916,772
		21,655,520

HOTELS, RESTAURANTS & LEISURE ― 3.7%
67,567	Bally Technologies, Inc.(1)	1,364,178
282,455	Burger King Holdings, Inc.	6,284,624
742,246	CKE Restaurants, Inc.	6,160,642
177,583	Las Vegas Sands Corp.(1)	914,552
		14,723,996

HOUSEHOLD DURABLES ― 1.3%
205,556	KB Home	2,193,282
63,514	M.D.C. Holdings, Inc.	1,946,069
70,781	Toll Brothers, Inc.(1)	1,204,693
		5,344,044

INSURANCE ― 0.8%

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

34,279	Odyssey Re Holdings Corp.	1,612,827
35,673	RenaissanceRe Holdings Ltd.	1,594,226
		3,207,053

INTERNET & CATALOG RETAIL ― 0.4%
24,358	priceline.com, Inc.(1)	$ 1,634,178

INTERNET SOFTWARE & SERVICES ― 4.8%
675,202	AsiaInfo Holdings, Inc.(1)	5,894,513
164,713	Bankrate, Inc.(1)	5,494,826
260,344	Knot, Inc. (The)(1)	1,791,167
162,857	Vocus, Inc.(1)	2,485,198
331,830	Websense, Inc.(1)	3,716,496
		19,382,200

IT SERVICES ― 4.8%
138,003	CACI International, Inc., Class A(1)	6,230,835
457,703	Cybersource Corp.(1)	5,460,397
144,327	ManTech International Corp., Class A(1)	7,740,257
		19,431,489

LIFE SCIENCES TOOLS & SERVICES ― 1.1%
46,719	AMAG Pharmaceuticals, Inc.(1)	1,646,845
13,267	Bio-Rad Laboratories, Inc., Class A(1)	842,985
103,455	Kendle International, Inc.(1)	1,975,990
		4,465,820

MACHINERY ― 1.4%
240,479	Colfax Corp.(1)	2,193,168
7,088	K-Tron International, Inc.(1)	508,281
92,415	Wabtec Corp.	2,765,981
		5,467,430

MEDIA ― 0.8%
546,387	VisionChina Media, Inc. ADR(1)	3,376,672

METALS & MINING ― 1.0%
135,489	AK Steel Holding Corp.	1,093,396
45,800	Compass Minerals International, Inc.	2,755,786
		3,849,182

OIL, GAS & CONSUMABLE FUELS ― 5.7%
269,266	Approach Resources, Inc.(1)	1,857,935
116,133	Berry Petroleum Co., Class A	854,739
91,339	Comstock Resources, Inc.(1)	3,482,756
188,415	Concho Resources, Inc.(1)	4,751,826
377,558	EXCO Resources, Inc.(1)	3,828,438
81,802	Forest Oil Corp.(1)	1,227,030
99,442	McMoRan Exploration Co.(1)	665,267
64,932	NuStar Energy LP	3,193,356
154,193	Penn Virginia Corp.	3,176,376
		23,037,723

PERSONAL PRODUCTS ― 0.8%
455,573	American Oriental Bioengineering, Inc.(1)	2,277,865
129,395	Inter Parfums, Inc.	781,546
		3,059,411

PHARMACEUTICALS ― 2.8%
362,291	Biovail Corp.	3,959,841

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

125,505	Obagi Medical Products, Inc.(1)	839,628
73,348	Par Pharmaceutical Cos., Inc.(1)	902,914
183,423	Perrigo Co.	5,383,465
54,216	Questcor Pharmaceuticals, Inc.(1)	$ 349,693
		11,435,541

PROFESSIONAL SERVICES ― 0.3%
34,453	FTI Consulting, Inc.(1)	1,412,918

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 4.6%
674,909	Capstead Mortgage Corp.	7,201,279
243,129	Developers Diversified Realty Corp.	1,167,019
320,861	Glimcher Realty Trust	593,593
240,853	Hatteras Financial Corp.	5,953,886
979,551	U-Store-It Trust	3,673,316
		18,589,093

ROAD & RAIL ― 0.5%
75,617	Old Dominion Freight Line, Inc.(1)	1,896,474

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
144,694	MEMC Electronic Materials, Inc.(1)	1,967,838
123,938	Microsemi Corp.(1)	1,041,079
1,245,240	RF Micro Devices, Inc.(1)	1,344,859
176,288	Supertex, Inc.(1)	3,999,975
		8,353,751

SOFTWARE ― 5.7%
405,718	NetScout Systems, Inc.(1)	5,769,310
109,787	Quality Systems, Inc.	4,092,859
58,004	Salesforce.com, Inc.(1)	1,543,487
299,568	Sybase, Inc.(1)	8,181,202
439,193	Wind River Systems, Inc.(1)	3,500,368
		23,087,226

SPECIALTY RETAIL ― 4.1%
85,433	Aeropostale, Inc.(1)	1,803,491
61,836	Buckle, Inc. (The)	1,307,831
334,380	Hot Topic, Inc.(1)	2,855,605
180,433	Monro Muffler, Inc.	4,379,109
167,312	RadioShack Corp.	1,917,396
28,062	Tractor Supply Co.(1)	945,970
1,221,736	Wet Seal, Inc. (The), Class A(1)	3,188,731
		16,398,133

TEXTILES, APPAREL & LUXURY GOODS ― 0.8%
61,794	Deckers Outdoor Corp.(1)	3,228,119

THRIFTS & MORTGAGE FINANCE ― 0.6%
181,870	First Niagara Financial Group, Inc.	2,375,222

TRADING COMPANIES & DISTRIBUTORS ― 1.0%
285,198	DXP Enterprises, Inc.(1)	3,872,989

WATER UTILITIES ― 1.1%
64,975	California Water Service Group	2,826,412
91,203	Cascal NV	414,974
87,744	Consolidated Water Co., Inc.	1,026,605
		4,267,991
WIRELESS TELECOMMUNICATION SERVICES ― 2.2%

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                    Value

142,807	SBA Communications Corp., Class A(1)	2,841,859
429,118	Syniverse Holdings, Inc.(1)	$ 5,818,840
		8,660,699
TOTAL COMMON STOCKS
(Cost $444,275,539)		398,002,649
TEMPORARY CASH INVESTMENTS — 1.0%

$3,900,000	FHLB Discount Notes, 0.01%, 2/2/09(2)	3,900,000
64,311	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	64,311
Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $102,393), in a joint trading account at 0.10%, dated 1/30/09, due 2/2/09 (Delivery value $100,001)		100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $4,064,311)		4,064,311

TOTAL INVESTMENT SECURITIES — 100.2%
(Cost $448,339,850)		402,066,960
OTHER ASSETS AND LIABILITIES — (0.2)%		(727,158)
TOTAL NET ASSETS — 100.0%		$401,339,802

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

New Opportunities II – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$398,066,960
Level 2 – Other Significant Observable Inputs	4,000,000
Level 3 – Significant Unobservable Inputs	-
$402,066,960

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$475,689,017
Gross tax appreciation of investments	$ 13,222,096
Gross tax depreciation of investments	(86,844,153)
Net tax appreciation (depreciation) of investments	$ (73,622,057)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

January 31, 2009

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                       Value

COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE ― 2.1%
83,904	BE Aerospace, Inc.(1)	$ 811,352
22,612	Curtiss-Wright Corp.	730,367
42,782	Orbital Sciences Corp.(1)	717,454
		2,259,173

AIRLINES ― 3.0%
197,790	Hawaiian Holdings, Inc.(1)	805,005
137,608	UAL Corp.(1)	1,299,019
205,286	US Airways Group, Inc.(1)	1,163,972
		3,267,996

BIOTECHNOLOGY ― 6.7%
19,166	Acorda Therapeutics, Inc.(1)	470,142
25,473	Alexion Pharmaceuticals, Inc.(1)	939,189
44,340	Alkermes, Inc.(1)	508,580
21,445	Cubist Pharmaceuticals, Inc.(1)	459,137
16,006	CV Therapeutics, Inc.(1)	250,494
32,204	Isis Pharmaceuticals, Inc.(1)	455,043
11,662	Martek Biosciences Corp(1)	308,460
74,844	Medarex, Inc.(1)	446,819
12,469	Myriad Genetics, Inc.(1)	929,813
19,885	Onyx Pharmaceuticals, Inc.(1)	605,101
17,799	OSI Pharmaceuticals, Inc.(1)	633,644
24,948	Regeneron Pharmaceuticals, Inc.(1)	436,091
30,326	Theravance, Inc.(1)	399,697
8,025	United Therapeutics Corp.(1)	545,299
		7,387,509

BUILDING PRODUCTS ― 0.2%
16,509	Trex Co., Inc.(1)	244,168

CAPITAL MARKETS ― 1.2%
25,704	optionsXpress Holdings, Inc.	279,916
67,652	SWS Group, Inc.	991,102
		1,271,018

CHEMICALS ― 1.5%
3,355	Airgas, Inc.	118,465
46,295	Scotts Miracle-Gro Co. (The), Class A	1,491,625
		1,610,090

COMMERCIAL BANKS ― 2.4%
23,479	Bank of the Ozarks, Inc.	532,738
28,043	NBT Bancorp., Inc.	640,502
41,795	Oriental Financial Group, Inc.	211,065
6,480	Simmons First National Corp., Class A	159,667
39,631	Southside Bancshares, Inc.	753,782
17,769	WesBanco, Inc.	367,108
		2,664,862

COMMERCIAL SERVICES & SUPPLIES ― 1.6%
14,964	Cornell Cos, Inc.(1)	228,351
52,600	Geo Group, Inc. (The)(1)	778,480
62,021	Knoll, Inc.	422,983

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                       Value

10,359	Waste Connections, Inc.(1)	300,618
		1,730,432

COMMUNICATIONS EQUIPMENT ― 2.9%
304,561	3Com Corp.(1)	$ 709,627
84,784	BigBand Networks, Inc.(1)	428,159
71,466	Riverbed Technology, Inc.(1)	725,380
75,252	Seachange International, Inc.(1)	445,492
66,138	Tekelec(1)	821,434
		3,130,092

COMPUTERS & PERIPHERALS ― 0.3%
15,700	Synaptics, Inc.(1)	370,049

CONSTRUCTION & ENGINEERING ― 1.3%
21,260	AECOM Technology Corp.(1)	538,091
25,001	Northwest Pipe Co.(1)	881,535
		1,419,626

CONSUMER FINANCE ― 1.3%
108,710	EZCORP, Inc., Class A(1)	1,475,195

CONTAINERS & PACKAGING ― 0.4%
21,756	Bemis Co., Inc.	491,033

DIVERSIFIED CONSUMER SERVICES ― 2.3%
34,435	DeVry, Inc.	1,845,027
9,154	Matthews International Corp., Class A	356,457
1,390	Strayer Education, Inc.	300,838
		2,502,322

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.5%
78,024	Cogent Communications Group, Inc.(1)	518,860

ELECTRIC UTILITIES ― 1.0%
19,589	Central Vermont Public Service Corp.	442,711
14,224	ITC Holdings Corp.	597,124
		1,039,835

ELECTRICAL EQUIPMENT ― 2.9%
197,162	Advanced Battery Technologies, Inc.(1)	504,735
15,877	American Superconductor Corp.(1)	256,890
34,764	AZZ, inc.(1)	778,713
18,104	Energy Conversion Devices, Inc.(1)	455,678
39,588	GrafTech International Ltd.(1)	317,100
28,640	Powell Industries, Inc.(1)	683,923
6,824	Sunpower Corp., Class A(1)	229,013
		3,226,052

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.8%
10,743	Itron, Inc.(1)	701,518
36,162	Maxwell Technologies, Inc.(1)	169,238
		870,756

ENERGY EQUIPMENT & SERVICES ― 0.3%
4,878	Lufkin Industries, Inc.	170,486
86,766	Parker Drilling Co.(1)	183,944
		354,430

FOOD & STAPLES RETAILING ― 1.0%
21,373	Casey's General Stores, Inc.	454,176

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                       Value

32,098	Spartan Stores, Inc.	596,381
1,050,557

FOOD PRODUCTS ― 2.2%
69,928	Darling International, Inc.(1)	$ 320,970
26,841	Fresh Del Monte Produce, Inc.(1)	646,868
9,511	J.M. Smucker Co. (The)	429,422
2,790	Ralcorp Holdings, Inc.(1)	165,224
31,968	TreeHouse Foods, Inc.(1)	843,635
		2,406,119

HEALTH CARE EQUIPMENT & SUPPLIES ― 5.3%
23,323	Align Technology, Inc.(1)	183,785
15,274	Edwards Lifesciences Corp.(1)	878,102
15,460	Gen-Probe, Inc.(1)	696,009
2,724	Haemonetics Corp.(1)	161,125
17,405	ICU Medical, Inc.(1)	531,027
30,790	Immucor, Inc.(1)	853,191
26,420	Insulet Corp.(1)	209,775
16,210	Masimo Corp.(1)	450,152
29,898	Merit Medical Systems, Inc.(1)	460,130
12,189	NuVasive, Inc.(1)	455,137
14,561	STERIS Corp.	387,323
54,535	Syneron Medical Ltd.(1)	385,017
3,846	West Pharmaceutical Services, Inc.	127,764
		5,778,537

HEALTH CARE PROVIDERS & SERVICES ― 5.4%
12,864	Almost Family, Inc.(1)	396,726
6,665	Amedisys, Inc.(1)	274,798
28,168	Amsurg Corp.(1)	551,811
72,519	Animal Health International, Inc.(1)	113,130
8,201	athenahealth, Inc.(1)	295,892
31,291	CardioNet, Inc.(1)	709,680
18,839	Catalyst Health Solutions, Inc.(1)	414,835
19,661	Coventry Health Care, Inc.(1)	297,471
24,801	Emergency Medical Services Corp., Class A(1)	831,330
12,760	Genoptix, Inc.(1)	432,564
41,518	IPC The Hospitalist Co., Inc.(1)	794,654
20,437	Owens & Minor, Inc.	812,779
		5,925,670

HOTELS, RESTAURANTS & LEISURE ― 3.7%
18,599	Bally Technologies, Inc.(1)	375,514
77,030	Burger King Holdings, Inc.	1,713,917
206,663	CKE Restaurants, Inc.	1,715,303
47,291	Las Vegas Sands Corp.(1)	243,549
		4,048,283

HOUSEHOLD DURABLES ― 1.4%
56,006	KB Home	597,584
17,746	M.D.C. Holdings, Inc.	543,737
19,777	Toll Brothers, Inc.(1)	336,605
		1,477,926

INSURANCE ― 0.8%

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                       Value

9,253	Odyssey Re Holdings Corp.	435,354
9,629	RenaissanceRe Holdings Ltd.	430,320
		865,674

INTERNET & CATALOG RETAIL ― 0.4%
6,800	priceline.com, Inc.(1)	$ 456,212

INTERNET SOFTWARE & SERVICES ― 4.8%
184,907	AsiaInfo Holdings, Inc.(1)	1,614,238
44,838	Bankrate, Inc.(1)	1,495,796
71,948	Knot, Inc. (The)(1)	495,002
43,881	Vocus, Inc.(1)	669,624
90,900	Websense, Inc.(1)	1,018,080
		5,292,740

IT SERVICES ― 4.8%
37,581	CACI International, Inc., Class A(1)	1,696,782
124,210	Cybersource Corp.(1)	1,481,825
39,376	ManTech International Corp., Class A(1)	2,111,735
		5,290,342

LIFE SCIENCES TOOLS & SERVICES ― 1.1%
12,491	AMAG Pharmaceuticals, Inc.(1)	440,308
3,714	Bio-Rad Laboratories, Inc., Class A(1)	235,987
28,926	Kendle International, Inc.(1)	552,487
		1,228,782

MACHINERY ― 1.3%
65,424	Colfax Corp.(1)	596,667
1,792	K-Tron International, Inc.(1)	128,504
24,560	Wabtec Corp.	735,081
		1,460,252

MEDIA ― 0.8%
147,872	VisionChina Media, Inc. ADR(1)	913,849

METALS & MINING ― 1.0%
35,916	AK Steel Holding Corp.	289,842
12,768	Compass Minerals International, Inc.	768,251
		1,058,093

OIL, GAS & CONSUMABLE FUELS ― 5.7%
74,453	Approach Resources, Inc.(1)	513,726
30,089	Berry Petroleum Co., Class A	221,455
25,019	Comstock Resources, Inc.(1)	953,974
51,708	Concho Resources, Inc.(1)	1,304,076
103,362	EXCO Resources, Inc.(1)	1,048,091
21,609	Forest Oil Corp.(1)	324,135
25,295	McMoRan Exploration Co.(1)	169,223
18,143	NuStar Energy LP	892,273
41,943	Penn Virginia Corp.	864,026
		6,290,979

PERSONAL PRODUCTS ― 0.8%
124,191	American Oriental Bioengineering, Inc.(1)	620,955
33,278	Inter Parfums, Inc.	200,999
		821,954

PHARMACEUTICALS ― 2.9%

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                       Value

100,996	Biovail Corp.	1,103,886
36,337	Obagi Medical Products, Inc.(1)	243,094
19,199	Par Pharmaceutical Cos., Inc.(1)	236,340
50,299	Perrigo Co.	1,476,276
16,676	Questcor Pharmaceuticals, Inc.(1)	$ 107,560
		3,167,156

PROFESSIONAL SERVICES ― 0.3%
9,240	FTI Consulting, Inc.(1)	378,932

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 4.6%
184,070	Capstead Mortgage Corp.	1,964,027
66,052	Developers Diversified Realty Corp.	317,050
86,238	Glimcher Realty Trust	159,540
65,184	Hatteras Financial Corp.	1,611,349
268,335	U-Store-It Trust	1,006,256
		5,058,222

ROAD & RAIL ― 0.5%
20,509	Old Dominion Freight Line, Inc.(1)	514,366

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
38,811	MEMC Electronic Materials, Inc.(1)	527,830
32,593	Microsemi Corp.(1)	273,781
341,116	RF Micro Devices, Inc.(1)	368,405
49,360	Supertex, Inc.(1)	1,119,978
		2,289,994

SOFTWARE ― 5.8%
112,627	NetScout Systems, Inc.(1)	1,601,556
29,819	Quality Systems, Inc.	1,111,652
15,108	salesforce.com, inc.(1)	402,024
82,880	Sybase, Inc.(1)	2,263,453
123,258	Wind River Systems, Inc.(1)	982,366
		6,361,051

SPECIALTY RETAIL ― 4.1%
22,907	Aeropostale, Inc.(1)	483,567
16,574	Buckle, Inc. (The)	350,540
90,421	Hot Topic, Inc.(1)	772,195
49,921	Monro Muffler, Inc.	1,211,583
46,585	RadioShack Corp.	533,864
7,764	Tractor Supply Co.(1)	261,724
330,631	Wet Seal, Inc. (The), Class A(1)	862,947
		4,476,420

TEXTILES, APPAREL & LUXURY GOODS ― 0.8%
16,928	Deckers Outdoor Corp.(1)	884,319

THRIFTS & MORTGAGE FINANCE ― 0.6%
49,056	First Niagara Financial Group, Inc.	640,671

TRADING COMPANIES & DISTRIBUTORS ― 1.0%
78,904	DXP Enterprises, Inc.(1)	1,071,516

WATER UTILITIES ― 1.1%
17,537	California Water Service Group	762,860
25,599	Cascal NV	116,475
24,236	Consolidated Water Co., Inc.	283,561
		1,162,896

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                       Value

WIRELESS TELECOMMUNICATION SERVICES ― 2.2%
38,553	SBA Communications Corp., Class A(1)	767,205
117,665	Syniverse Holdings, Inc.(1)	$ 1,595,537
		2,362,742
TOTAL COMMON STOCKS
(Cost $131,874,794)		108,567,752
TEMPORARY CASH INVESTMENTS — 0.8%
6,483	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	6,483

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $921,537), in a joint trading account at 0.10%, dated 1/30/09, due 2/2/09 (Delivery value $900,008)		900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $906,483)		906,483

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $132,781,277)		109,474,235
OTHER ASSETS AND LIABILITIES(2)		9,893
TOTAL NET ASSETS — 100.0%		$109,484,128

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.005% of total net assets.

New Opportunities – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 108,574,235
Level 2 - Other Significant Observable Inputs	900,000
Level 3 - Significant Unobservable Inputs	-
$ 109,474,235

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 136,404,504
Gross tax appreciation of investments	$ 3,338,851
Gross tax depreciation of investments	(30,269,120)
Net tax appreciation (depreciation) of investments	$ (26,930,269)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

January 31, 2009

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                    Value

COMMON STOCKS ― 56.2%
AEROSPACE & DEFENSE ― 1.8%
48,158	General Dynamics Corp.	$ 2,732,003
48,504	Goodrich Corp.	1,875,165
4,072	L-3 Communications Holdings, Inc.	321,770
36,993	Northrop Grumman Corp.	1,780,103
14,110	Raytheon Co.	714,248
		7,423,289

AIR FREIGHT & LOGISTICS ― 0.5%
5,454	C.H. Robinson Worldwide, Inc.	250,775
9,831	FedEx Corp.	500,791
30,959	United Parcel Service, Inc., Class B	1,315,448
		2,067,014

AIRLINES(1)
24,808	Southwest Airlines Co.	174,400

AUTO COMPONENTS ― 0.2%
11,226	Autoliv, Inc.	206,446
18,053	Magna International, Inc., Class A	502,415
52,939	TRW Automotive Holdings Corp.(2)	163,582
		872,443

BEVERAGES ― 0.7%
56,784	Coca-Cola Co. (The)	2,425,812
12,282	PepsiCo, Inc.	616,925
		3,042,737

BIOTECHNOLOGY ― 1.6%
69,660	Amgen, Inc.(2)	3,820,851
12,460	Celgene Corp.(2)	659,757
3,573	Cephalon, Inc.(2)	275,764
29,752	Gilead Sciences, Inc.(2)	1,510,509
11,070	Isis Pharmaceuticals, Inc.(2)	156,419
		6,423,300

CAPITAL MARKETS ― 1.6%
56,558	Bank of New York Mellon Corp. (The)	1,455,803
2,053	BlackRock, Inc.	223,366
7,132	Blackstone Group LP (The)	32,165
21,279	Federated Investors, Inc., Class B	415,366
17,335	Goldman Sachs Group, Inc. (The)	1,399,455
23,266	Janus Capital Group, Inc.	122,147
13,669	Knight Capital Group, Inc., Class A(2)	246,452
11,530	Morgan Stanley	233,252
21,781	Northern Trust Corp.	1,252,843
56,315	Raymond James Financial, Inc.	1,042,391
6,873	T. Rowe Price Group, Inc.	189,557
		6,612,797

CHEMICALS ― 0.9%
34,046	Ashland, Inc.	273,049
14,651	CF Industries Holdings, Inc.	688,597
17,412	FMC Corp.	776,923
7,854	Monsanto Co.	597,375

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

57,222	Terra Industries, Inc.	$ 1,171,907
		3,507,851

COMMERCIAL BANKS ― 1.0%
9,361	Bank of Montreal	249,939
1,816	Royal Bank of Canada	44,637
24,501	Toronto-Dominion Bank (The)	790,647
4,977	Valley National Bancorp.	64,801
155,615	Wells Fargo & Co.	2,941,123
		4,091,147

COMMERCIAL SERVICES & SUPPLIES ― 0.4%
50,550	Pitney Bowes, Inc.	1,125,243
16,207	Waste Management, Inc.	505,496
		1,630,739

COMMUNICATIONS EQUIPMENT ― 0.8%
161,273	Cisco Systems, Inc.(2)	2,414,257
9,915	F5 Networks, Inc.(2)	219,816
72,508	Motorola, Inc.	321,210
14,448	Polycom, Inc.(2)	202,994
77,283	Tellabs, Inc.(2)	319,179
		3,477,456

COMPUTERS & PERIPHERALS ― 1.9%
28,930	Apple, Inc.(2)	2,607,461
106,677	EMC Corp.(2)	1,177,714
56,461	Hewlett-Packard Co.	1,962,020
79,946	Lexmark International, Inc., Class A(2)	1,893,121
10,962	NCR Corp.(2)	137,573
24,148	QLogic Corp.(2)	273,356
		8,051,245

CONSTRUCTION & ENGINEERING ― 0.9%
42,637	EMCOR Group, Inc.(2)	877,896
46,994	Fluor Corp.	1,828,067
38,010	Shaw Group, Inc. (The)(2)	1,056,678
2,729	URS Corp.(2)	92,922
		3,855,563

CONSUMER FINANCE ― 0.2%
24,320	Capital One Financial Corp.	385,229
40,911	Discover Financial Services	292,513
		677,742

CONTAINERS & PACKAGING ― 0.1%
11,945	Rock-Tenn Co., Class A	372,325
4,476	Sonoco Products Co.	102,635
		474,960

DIVERSIFIED CONSUMER SERVICES ― 0.5%
8,834	Apollo Group, Inc., Class A(2)	719,618
68,039	H&R Block, Inc.	1,410,448
		2,130,066

DIVERSIFIED FINANCIAL SERVICES ― 1.3%
203,263	Bank of America Corp.	1,337,471
149,360	Citigroup, Inc.	530,228

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

130,000	JPMorgan Chase & Co.	3,316,300
		5,183,999

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
181,557	AT&T, Inc.	$ 4,469,933
5,325	Embarq Corp.	190,209
69,157	Verizon Communications, Inc.	2,065,720
4,246	Windstream Corp.	36,855
		6,762,717

ELECTRIC UTILITIES ― 0.9%
32,700	Entergy Corp.	2,496,972
24,046	FPL Group, Inc.	1,239,571
		3,736,543

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
285,444	Celestica, Inc.(2)	1,227,409

ENERGY EQUIPMENT & SERVICES ― 0.4%
26,636	National Oilwell Varco, Inc.(2)	704,256
12,828	Patterson-UTI Energy, Inc.	122,636
23,019	Schlumberger Ltd.	939,405
		1,766,297

FOOD & STAPLES RETAILING ― 1.9%
10,498	Kroger Co. (The)	236,205
65,056	Safeway, Inc.	1,394,150
59,090	SUPERVALU, INC.	1,036,439
62,667	SYSCO Corp.	1,396,847
81,601	Wal-Mart Stores, Inc.	3,845,039
		7,908,680

FOOD PRODUCTS ― 1.8%
73,681	Archer-Daniels-Midland Co.	2,017,386
35,465	General Mills, Inc.	2,097,755
18,317	Hershey Co. (The)	682,858
31,191	J.M. Smucker Co. (The)	1,408,273
45,388	Kraft Foods, Inc., Class A	1,273,133
		7,479,405

GAS UTILITIES ― 0.1%
9,465	Piedmont Natural Gas Co., Inc.	245,238

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.9%
7,911	Becton, Dickinson & Co.	574,892
17,801	C.R. Bard, Inc.	1,523,232
8,956	Gen-Probe, Inc.(2)	403,199
2,225	Hospira, Inc.(2)	55,402
1,086	St. Jude Medical, Inc.(2)	39,498
27,221	STERIS Corp.	724,079
6,572	Varian Medical Systems, Inc.(2)	244,018
		3,564,320

HEALTH CARE PROVIDERS & SERVICES ― 1.5%
1,664	AMERIGROUP Corp.(2)	46,542
43,503	Express Scripts, Inc.(2)	2,338,721
4,082	Magellan Health Services, Inc.(2)	147,850
75,950	Omnicare, Inc.	2,123,562
12,543	Owens & Minor, Inc.	498,835

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

1,156	Quest Diagnostics, Inc.	57,049
27,102	WellPoint, Inc.(2)	1,123,378
		6,335,937

HOTELS, RESTAURANTS & LEISURE ― 0.7%
35,561	McDonald's Corp.	$ 2,063,249
20,288	Starwood Hotels & Resorts Worldwide, Inc.	306,755
14,113	WMS Industries, Inc.(2)	313,591
		2,683,595

HOUSEHOLD DURABLES ― 0.3%
3,308	NVR, Inc.(2)	1,409,506

HOUSEHOLD PRODUCTS ― 1.9%
11,782	Clorox Co.	590,867
7,137	Colgate-Palmolive Co.	464,191
125,716	Procter & Gamble Co. (The)	6,851,522
		7,906,580

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.9%
58,528	Mirant Corp.(2)	1,004,926
78,769	NRG Energy, Inc.(2)	1,840,044
144,341	Reliant Energy, Inc.(2)	734,695
		3,579,665

INDUSTRIAL CONGLOMERATES ― 1.0%
20,654	3M Co.	1,110,978
261,621	General Electric Co.	3,173,463
		4,284,441

INSURANCE ― 1.4%
17,067	ACE Ltd.	745,145
11,378	American Financial Group, Inc.	193,199
5,588	Arch Capital Group Ltd.(2)	336,118
26,373	Aspen Insurance Holdings Ltd.	582,843
12	Berkshire Hathaway, Inc., Class A(2)	1,074,024
17,295	Chubb Corp. (The)	736,421
5,307	Endurance Specialty Holdings Ltd.	144,669
30,618	MetLife, Inc.	879,655
650	Odyssey Re Holdings Corp.	30,583
12,712	Prudential Financial, Inc.	327,334
23,000	Travelers Cos., Inc. (The)	888,720
		5,938,711

INTERNET & CATALOG RETAIL(1)
1,016	Amazon.com, Inc.(2)	59,761

INTERNET SOFTWARE & SERVICES ― 0.6%
7,710	Google, Inc., Class A(2)	2,610,066

IT SERVICES ― 2.6%
71,780	Accenture Ltd., Class A	2,265,377
13,741	Affiliated Computer Services, Inc., Class A(2)	630,162
36,267	Alliance Data Systems Corp.(2)	1,508,344
23,325	Broadridge Financial Solutions, Inc.	314,654
55,829	International Business Machines Corp.	5,116,728
26,794	SAIC, Inc.(2)	528,914
11,829	Visa, Inc., Class A	583,761
		10,947,940

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
14,005	Polaris Industries, Inc.	297,886

MACHINERY ― 0.6%
87,170	AGCO Corp.(2)	$ 1,854,978
6,241	Dover Corp.	176,495
7,976	Flowserve Corp.	425,201
		2,456,674

MEDIA ― 1.3%
77,483	CBS Corp., Class B	443,203
187,573	Comcast Corp., Class A	2,747,944
23,332	DISH Network Corp., Class A(2)	299,583
114,096	Gannett Co., Inc.	658,334
117,733	Time Warner, Inc.	1,098,449
		5,247,513

METALS & MINING ― 0.1%
4,802	Compass Minerals International, Inc.	288,936
6,713	United States Steel Corp.	201,592
		490,528

MULTI-INDUSTRY ― 0.4%
104,839	Financial Select Sector SPDR Fund	968,712
38,455	SPDR KBW Regional Banking ETF	797,557
		1,766,269
MULTILINE RETAIL ― 0.8%
31,540	Dollar Tree, Inc.(2)	1,347,074
66,290	Family Dollar Stores, Inc.	1,840,873
		3,187,947

MULTI-UTILITIES ― 0.6%
131,702	CenterPoint Energy, Inc.	1,762,173
4,831	NSTAR	163,384
16,723	Public Service Enterprise Group, Inc.	527,945
		2,453,502

OIL, GAS & CONSUMABLE FUELS ― 8.3%
26,024	Anadarko Petroleum Corp.	956,122
14,461	Apache Corp.	1,084,575
72,322	Chevron Corp.	5,100,147
93,596	ConocoPhillips	4,448,618
14,826	Devon Energy Corp.	913,282
193,103	Exxon Mobil Corp.	14,768,517
13,366	Frontline Ltd.	381,065
37,551	McMoRan Exploration Co.(2)	251,216
1,084	Murphy Oil Corp.	47,891
28,910	Occidental Petroleum Corp.	1,577,041
38,197	Stone Energy Corp.(2)	327,730
32,404	Sunoco, Inc.	1,500,953
113,306	Valero Energy Corp.	2,732,941
45,359	W&T Offshore, Inc.	570,163
		34,660,261

PHARMACEUTICALS ― 5.0%
3,982	Abbott Laboratories	220,762

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

78,281	Eli Lilly & Co.	2,882,306
17,931	Endo Pharmaceuticals Holdings, Inc.(2)	402,910
26,881	Forest Laboratories, Inc.(2)	673,100
130,326	Johnson & Johnson	7,518,507
124,347	King Pharmaceuticals, Inc.(2)	$ 1,086,793
68,714	Merck & Co., Inc.	1,961,785
301,756	Pfizer, Inc.	4,399,603
69,713	Schering-Plough Corp.	1,224,160
21,848	Watson Pharmaceuticals, Inc.(2)	596,013
		20,965,939

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
15,803	Host Hotels & Resorts, Inc.	85,020
10,174	Simon Property Group, Inc.	437,279
		522,299

ROAD & RAIL ― 0.5%
9,563	Burlington Northern Santa Fe Corp.	633,549
12,948	CSX Corp.	374,974
12,175	Norfolk Southern Corp.	467,033
17,406	Union Pacific Corp.	762,209
		2,237,765

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.1%
222,641	Amkor Technology, Inc.(2)	516,527
9,657	Analog Devices, Inc.	192,947
43,886	Applied Materials, Inc.	411,212
20,400	Broadcom Corp., Class A(2)	323,340
85,260	Intel Corp.	1,099,854
6,924	Linear Technology Corp.	162,160
293,784	LSI Corp.(2)	934,233
7,416	National Semiconductor Corp.	75,198
44,024	Texas Instruments, Inc.	658,159
		4,373,630

SOFTWARE ― 2.0%
349,267	Microsoft Corp.	5,972,466
60,911	Oracle Corp.(2)	1,025,132
2,234	Quest Software, Inc.(2)	27,858
32,112	Sybase, Inc.(2)	876,979
24,426	Synopsys, Inc.(2)	451,881
		8,354,316

SPECIALTY RETAIL ― 1.1%
3,536	AutoZone, Inc.(2)	469,899
124,143	Gap, Inc. (The)	1,400,333
25,171	Home Depot, Inc. (The)	541,932
25,666	RadioShack Corp.	294,132
32,976	Sherwin-Williams Co. (The)	1,574,604
10,957	Tractor Supply Co.(2)	369,361
		4,650,261

TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
5,802	Polo Ralph Lauren Corp.	238,056

TOBACCO ― 0.9%
66,709	Altria Group, Inc.	1,103,367

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

65,804	Philip Morris International, Inc.	2,444,619
		3,547,986
TOTAL COMMON STOCKS
(Cost $285,958,264)		233,594,391
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 16.2%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 1.7%
$ 2,279,899	FHLMC, VRN, 5.99%, 11/1/11(3)	$ 2,365,501
1,300,935	FNMA, VRN, 6.48%, 1/1/10(3)	1,350,349
1,082,130	FNMA, VRN, 6.45%, 6/1/11(3)	1,127,953
898,513	FNMA, VRN, 6.41%, 7/1/11(3)	931,461
1,183,617	FNMA, VRN, 5.95%, 5/1/12(3)	1,229,133
		7,004,397

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 14.5%
81,491	FHLMC, 7.00%, 10/1/12(3)	85,121
1,880,722	FHLMC, 4.50%, 1/1/19(3)	1,915,803
115,071	FHLMC, 6.50%, 1/1/28(3)	121,082
952,778	FHLMC, 5.50%, 12/1/33(3)	978,702
3,195,673	FHLMC, 5.50%, 1/1/38(3)	3,273,135
1,142,262	FHLMC, 6.00%, 8/1/38(3)	1,179,880
209,739	FHLMC, 6.50%, 7/1/47(3)	217,439
1,997	FNMA, 6.00%, 2/1/09(3)	2,005
10,579	FNMA, 6.50%, 5/1/11(3)	11,042
110,332	FNMA, 7.50%, 11/1/11(3)	114,918
565	FNMA, 6.50%, 10/1/12(3)	591
3,620	FNMA, 6.50%, 5/1/13(3)	3,790
9,377	FNMA, 6.50%, 5/1/13(3)	9,816
1,442	FNMA, 6.50%, 6/1/13(3)	1,510
23,813	FNMA, 6.50%, 6/1/13(3)	24,930
3,525	FNMA, 6.50%, 6/1/13(3)	3,679
11,936	FNMA, 6.50%, 6/1/13(3)	12,495
21,160	FNMA, 6.50%, 6/1/13(3)	22,152
80,066	FNMA, 6.00%, 1/1/14(3)	83,684
286,958	FNMA, 6.00%, 4/1/14(3)	299,926
760,280	FNMA, 4.50%, 5/1/19(3)	773,987
1,480,552	FNMA, 4.50%, 5/1/19(3)	1,507,243
2,850,974	FNMA, 5.00%, 9/1/20(3)	2,924,199
27,565	FNMA, 6.50%, 1/1/28(3)	28,956
126,693	FNMA, 7.00%, 1/1/28(3)	134,760
137,076	FNMA, 6.50%, 1/1/29(3)	144,081
188,865	FNMA, 7.50%, 7/1/29(3)	201,030
66,794	FNMA, 7.50%, 9/1/30(3)	71,047
119,645	FNMA, 6.50%, 9/1/31(3)	125,610
39,278	FNMA, 7.00%, 9/1/31(3)	41,753
217,395	FNMA, 6.50%, 1/1/32(3)	228,233
434,621	FNMA, 7.00%, 6/1/32(3)	461,935
212,559	FNMA, 6.50%, 8/1/32(3)	223,156
1,423,376	FNMA, 5.50%, 6/1/33(3)	1,462,712

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

1,847,993	FNMA, 5.50%, 7/1/33(3)	1,899,063
1,470,058	FNMA, 5.50%, 8/1/33(3)	1,510,684
911,322	FNMA, 5.50%, 9/1/33(3)	936,507
4,699,914	FNMA, 5.00%, 11/1/33(3)	4,798,025
6,792,890	FNMA, 5.50%, 1/1/34(3)	6,967,577
$ 4,518,931	FNMA, 4.50%, 9/1/35(3)	$ 4,557,107
5,220,391	FNMA, 5.00%, 2/1/36(3)	5,317,947
2,306,570	FNMA, 5.50%, 4/1/36(3)	2,365,267
4,624,216	FNMA, 5.50%, 5/1/36(3)	4,741,892
1,748,529	FNMA, 5.50%, 2/1/37(3)	1,791,659
3,180,724	FNMA, 6.50%, 8/1/37(3)	3,302,023
135,388	FNMA, 6.50%, 6/1/47(3)	140,288
327,841	FNMA, 6.50%, 8/1/47(3)	339,708
436,235	FNMA, 6.50%, 8/1/47(3)	452,025
54,881	FNMA, 6.50%, 9/1/47(3)	56,868
1,153,364	FNMA, 6.50%, 9/1/47(3)	1,195,114
444,174	FNMA, 6.50%, 9/1/47(3)	460,252
541,211	FNMA, 6.50%, 9/1/47(3)	560,802
186,207	GNMA, 7.00%, 4/20/26(3)	199,044
100,816	GNMA, 7.50%, 8/15/26(3)	107,495
34,025	GNMA, 7.00%, 2/15/28(3)	36,450
74,284	GNMA, 7.50%, 2/15/28(3)	79,161
56,333	GNMA, 7.00%, 12/15/28(3)	60,348
15,594	GNMA, 8.00%, 12/15/29(3)	16,636
217,612	GNMA, 7.00%, 5/15/31(3)	232,982
1,391,614	GNMA, 5.50%, 11/15/32(3)	1,430,732
		60,246,058
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $64,825,089)		67,250,455
CORPORATE BONDS ― 11.1%

AEROSPACE & DEFENSE ― 0.4%
262,000	Honeywell International, Inc., 5.30%, 3/15/17(3)	262,241
230,000	Honeywell International, Inc., 5.30%, 3/1/18(3)	230,236
378,000	Lockheed Martin Corp., 6.15%, 9/1/36(3)	376,237
454,000	United Technologies Corp., 6.05%, 6/1/36(3)	465,115
200,000	United Technologies Corp., 6.125%, 7/15/38(3)	207,398
		1,541,227

AUTOMOBILES ― 0.1%
260,000	DaimlerChrysler N.A. Holding Corp., 5.875%, 3/15/11(3)	249,408
330,000	DaimlerChrysler N.A. Holding Corp., 6.50%, 11/15/13(3)	316,196
		565,604

BEVERAGES ― 0.4%
580,000	Coca-Cola Co. (The), 5.35%, 11/15/17(3)	616,042
460,000	Diageo Capital plc, 5.75%, 10/23/17(3)	458,579
670,000	SABMiller plc, 6.20%, 7/1/11(3)(5)	670,975
		1,745,596

CAPITAL MARKETS ― 0.6%
550,000	Credit Suisse (New York), 5.00%, 5/15/13(3)	532,884
330,000	Deutsche Bank AG (London), 4.875%, 5/20/13(3)	322,657

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

370,000	Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19	368,150
609,000	Merrill Lynch & Co., Inc., 4.79%, 8/4/10(3)	595,943
210,000	Morgan Stanley, 6.00%, 4/28/15(3)	190,390
320,000	Morgan Stanley, 6.625%, 4/1/18(3)	292,933
		2,302,957

CHEMICALS ― 0.1%
$ 340,000	Air Products & Chemicals, Inc., 4.15%, 2/1/13(3)	$ 323,689
240,000	Rohm & Haas Co., 5.60%, 3/15/13(3)	223,249
		546,938

COMMERCIAL BANKS ― 0.5%
290,000	PNC Bank N.A., 6.00%, 12/7/17(3)	274,096
328,000	PNC Funding Corp., 5.125%, 12/14/10(3)	329,207
110,000	SunTrust Bank, 7.25%, 3/15/18(3)	113,884
373,000	Wachovia Bank N.A., 4.80%, 11/1/14(3)	339,917
583,000	Wachovia Bank N.A., 4.875%, 2/1/15(3)	533,437
516,000	Wells Fargo & Co., 4.625%, 8/9/10(3)	515,605
140,000	Wells Fargo Bank N.A., 6.45%, 2/1/11(3)	143,809
		2,249,955

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
230,000	Pitney Bowes, Inc., 5.75%, 9/15/17(3)	227,908

COMPUTERS & PERIPHERALS(1)
100,000	Hewlett-Packard Co., 6.125%, 3/1/14(3)	109,615

CONSUMER FINANCE ― 0.5%
250,000	American Express Centurion Bank, 4.375%, 7/30/09(3)	246,595
300,000	American Express Centurion Bank, 5.55%, 10/17/12(3)	288,320
340,000	General Electric Capital Corp., 6.125%, 2/22/11(3)	351,614
220,000	General Electric Capital Corp., 4.80%, 5/1/13(3)	214,592
450,000	General Electric Capital Corp., 5.625%, 9/15/17(3)	414,508
220,000	John Deere Capital Corp., 4.50%, 4/3/13(3)	217,806
532,000	John Deere Capital Corp., 5.50%, 4/13/17(3)	516,704
		2,250,139

DIVERSIFIED FINANCIAL SERVICES ― 0.6%
580,000	Bank of America Corp., 4.375%, 12/1/10(3)	583,094
420,000	Bank of America N.A., 5.30%, 3/15/17(3)	368,810
360,000	Bank of America N.A., 6.00%, 10/15/36(3)	313,229
330,000	Citigroup, Inc., 5.50%, 4/11/13(3)	301,930
402,000	Citigroup, Inc., 5.00%, 9/15/14(3)	325,274
320,000	Citigroup, Inc., 6.125%, 5/15/18(3)	290,442
450,000	Pricoa Global Funding I, 5.40%, 10/18/12(3)(5)	442,064
		2,624,843

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
350,000	AT&T, Inc., 6.80%, 5/15/36(3)	365,677
370,000	AT&T, Inc., 6.55%, 2/15/39	370,085
70,000	BellSouth Corp., 6.875%, 10/15/31(3)	70,206
219,000	Embarq Corp., 7.08%, 6/1/16(3)	195,178
120,000	Qwest Corp., 7.875%, 9/1/11(3)	119,400
200,000	Qwest Corp., 7.50%, 10/1/14(3)	183,000
490,000	Telecom Italia Capital SA, 4.00%, 1/15/10(3)	476,168
280,000	Telefonica Emisiones SAU, 7.05%, 6/20/36(3)	309,061
304,000	Verizon Communications, Inc., 5.55%, 2/15/16(3)	300,966
230,000	Verizon Communications, Inc., 5.50%, 2/15/18(3)	224,819

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

216,000	Verizon Communications, Inc., 6.25%, 4/1/37(3)	206,415
350,000	Verizon Communications, Inc., 6.40%, 2/15/38(3)	347,799
		3,168,774

ELECTRIC UTILITIES ― 0.4%
420,000	Carolina Power & Light Co., 5.15%, 4/1/15(3)	428,313
$ 401,000	Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	$ 350,294
266,000	Florida Power Corp., 4.50%, 6/1/10(3)	268,608
230,000	Florida Power Corp., 6.35%, 9/15/37(3)	247,612
345,000	Southern California Edison Co., 5.625%, 2/1/36(3)	341,546
190,000	Toledo Edison Co. (The), 6.15%, 5/15/37(3)	143,751
		1,780,124

ELECTRICAL EQUIPMENT ― 0.1%
320,000	Rockwell Automation, Inc., 6.25%, 12/1/37(3)	321,887

FOOD & STAPLES RETAILING ― 0.5%
460,000	SYSCO Corp., 4.20%, 2/12/13(3)	459,069
370,000	Wal-Mart Stores, Inc., 3.00%, 2/3/14(3)	368,309
468,000	Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	479,996
330,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37(3)	374,372
220,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	238,682
		1,920,428

FOOD PRODUCTS ― 0.3%
115,000	Cargill, Inc., 5.20%, 1/22/13(3)(5)	110,076
170,000	General Mills, Inc., 5.65%, 9/10/12(3)	176,235
220,000	Kellogg Co., 6.60%, 4/1/11(3)	236,655
320,000	Kellogg Co., 5.125%, 12/3/12(3)	334,921
330,000	Kraft Foods, Inc., 6.00%, 2/11/13(3)	347,950
		1,205,837

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.4%
710,000	Baxter Finco BV, 4.75%, 10/15/10(3)	714,197
500,000	Baxter International, Inc., 5.90%, 9/1/16(3)	537,312
220,000	Baxter International, Inc., 5.375%, 6/1/18(3)	227,149
230,000	Baxter International, Inc., 6.25%, 12/1/37(3)	244,220
		1,722,878

HOTELS, RESTAURANTS & LEISURE ― 0.2%
560,000	McDonald's Corp., 5.35%, 3/1/18(3)	583,049
230,000	McDonald's Corp., 6.30%, 10/15/37(3)	252,658
230,000	Yum! Brands, Inc., 6.875%, 11/15/37(3)	187,811
		1,023,518

HOUSEHOLD PRODUCTS ― 0.1%
230,000	Kimberly-Clark Corp., 6.125%, 8/1/17(3)	246,656

INDUSTRIAL CONGLOMERATES ― 0.3%
1,208,000	General Electric Co., 5.00%, 2/1/13(3)	1,205,994
230,000	General Electric Co., 5.25%, 12/6/17(3)	217,718
		1,423,712

INSURANCE ― 0.5%
423,000	Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17(3)	336,313
460,000	Lincoln National Corp., 6.30%, 10/9/37(3)	312,376
750,000	MetLife Global Funding I, 5.125%, 4/10/13(3)(5)	717,952
550,000	New York Life Global Funding, 4.65%, 5/9/13(3)(5)	542,663

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
  Shares/Principal Amount                                                                                                                                                    Value

270,000	Prudential Financial, Inc., 5.40%, 6/13/35(3)	176,330
		2,085,634

MACHINERY ― 0.1%
230,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12(3)	231,212

MEDIA ― 0.8%
489,000	Comcast Corp., 5.90%, 3/15/16(3)	477,228
$ 220,000	Comcast Corp., 5.70%, 5/15/18(3)	$ 214,205
220,000	Comcast Corp., 6.40%, 5/15/38(3)	210,791
320,000	Pearson Dollar Finance Two plc, 6.25%, 5/6/18(3)(5)	274,922
680,000	Rogers Cable, Inc., 6.25%, 6/15/13(3)	680,397
650,000	Time Warner Cable, Inc., 5.40%, 7/2/12(3)	630,475
550,000	Time Warner Cable, Inc., 6.75%, 7/1/18(3)	537,859
195,000	Time Warner, Inc., 5.50%, 11/15/11(3)	190,423
70,000	Time Warner, Inc., 7.625%, 4/15/31(3)	67,647
		3,283,947

METALS & MINING ― 0.1%
350,000	ArcelorMittal, 6.125%, 6/1/18(3)	274,204
230,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	202,489
197,000	Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(5)	138,440
		615,133

MULTI-UTILITIES ― 0.5%
230,000	CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	192,683
330,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	212,223
258,000	Dominion Resources, Inc., 4.75%, 12/15/10(3)	257,617
230,000	Dominion Resources, Inc., 6.40%, 6/15/18(3)	232,818
460,000	NSTAR Electric Co., 5.625%, 11/15/17(3)	463,155
420,000	Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	422,635
163,000	Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	161,919
220,000	Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	233,735
		2,176,785

MULTILINE RETAIL ― 0.1%
175,000	Federated Retail Holdings, Inc., 5.35%, 3/15/12(3)	139,924
240,000	Kohl's Corp., 6.875%, 12/15/37(3)	180,884
		320,808

OIL, GAS & CONSUMABLE FUELS ― 1.0%
260,000	Canadian Natural Resources Ltd., 5.70%, 5/15/17(3)	225,051
230,000	Canadian Natural Resources Ltd., 6.75%, 2/1/39(3)	177,975
370,000	ConocoPhillips, 6.50%, 2/1/39	369,758
450,000	Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	396,581
785,000	Enterprise Products Operating LP, 4.95%, 6/1/10(3)	773,917
260,000	Enterprise Products Operating LP, 6.30%, 9/15/17(3)	239,894
340,000	Nexen, Inc., 6.40%, 5/15/37(3)	251,267
613,000	Premcor Refining Group, Inc. (The), 6.125%, 5/1/11(3)	617,849
200,000	Shell International Finance BV, 6.375%, 12/15/38(3)	209,826
120,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37(3)	99,900
342,000	XTO Energy, Inc., 5.30%, 6/30/15(3)	309,183
272,000	XTO Energy, Inc., 6.10%, 4/1/36(3)	225,229
110,000	XTO Energy, Inc., 6.375%, 6/15/38(3)	99,518
		3,995,948

PHARMACEUTICALS ― 0.8%
450,000	Abbott Laboratories, 5.875%, 5/15/16(3)	485,759

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                    Value

210,000	Abbott Laboratories, 5.60%, 11/30/17(3)	224,523
1,020,000	AstraZeneca plc, 5.40%, 9/15/12(3)	1,084,785
360,000	AstraZeneca plc, 5.90%, 9/15/17(3)	387,807
550,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	576,908
330,000	GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38(3)	368,885
$ 272,000	Wyeth, 5.95%, 4/1/37(3)	$ 291,236
		3,419,903

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
490,000	ProLogis, 5.625%, 11/15/16(3)	261,661

ROAD & RAIL ― 0.1%
340,000	Union Pacific Corp., 5.75%, 11/15/17(3)	325,638

SOFTWARE ― 0.3%
254,000	Intuit, Inc., 5.75%, 3/15/17(3)	200,496
1,110,000	Oracle Corp., 5.75%, 4/15/18(3)	1,155,320
		1,355,816

SPECIALTY RETAIL ― 0.1%
230,000	Lowe's Cos., Inc., 5.60%, 9/15/12(3)	238,515

WIRELESS TELECOMMUNICATION SERVICES ― 0.2%
410,000	Rogers Communications, Inc., 6.80%, 8/15/18(3)	427,072
200,000	Verizon Wireless, 8.50%, 11/15/18(3)(5)	229,776
313,000	Vodafone Group plc, 5.625%, 2/27/17(3)	305,100
		961,948
TOTAL CORPORATE BONDS
(Cost $47,793,170)		46,251,544
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 3.9%
2,169,000	Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(3)	2,084,015
900,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3 SEQ, 5.37%, 10/10/45(3)	659,859
9,798,886	Banc of America Commercial Mortgage, Inc. STRIPS-COUPON, Series 2004-1, Class XP, VRN, 0.64%, 2/2/09(3)	123,617
1,302,353	Bear Stearns Commercial Mortgage Securities Trust, Series 2006 BBA7, Class A1, VRN, 0.44%, 2/15/09, resets monthly off the 1-month LIBOR plus 0.11% with no caps(3)(5)	1,109,754
15,179,050	Bear Stearns Commercial Mortgage Securities Trust STRIPS-COUPON, Series 2004 T16, Class X2, VRN, 0.72%, 2/2/09(3)	300,756
75,055	Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.43%, 2/15/09, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(5)	67,704
500,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2000 C1, Class B, VRN, 7.70%, 2/11/09(3)	508,219
800,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2001 CK3, Class A4 SEQ, 6.53%, 6/15/34(3)	795,021
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002 CKN2, Class A3 SEQ, 6.13%, 4/15/37(3)	978,690
1,200,000	Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.51%, 2/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(5)	973,181
169,541	Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.53%, 2/5/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(5)	139,957

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                    Value

291,861	GS Mortgage Securities Corp. II, Series 2007 EOP, Class A1, VRN, 0.52%, 2/6/09, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(5)	216,965
3,200,000	LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(3)	3,008,583
308,229	LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A2 SEQ, 3.62%, 1/15/29(3)	298,406
$ 479,519	LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 2/11/09(3)	$ 477,932
1,266,083	LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	1,233,529
3,000,000	LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(3)	2,761,737
176,135	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006 LLFA, Class A1, VRN, 0.41%, 2/15/09, resets monthly off the 1-month LIBOR plus 0.08% with no caps(3)(5)	136,101
538,214	Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.40%, 2/15/09, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(5)	412,437
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $17,764,474)		16,286,463
MUNICIPAL SECURITIES ― 3.2%
1,800,000	California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit), 5.00%, 1/1/28, Prerefunded at 100% of Par (Ambac)(3)(6)	2,074,968
3,700,000	Clark County School District GO, Series 2004 D, (Building Bonds), 5.00%, 12/15/14, Prerefunded at 100% of Par (MBIA)(3)(6)	4,364,224
3,600,000	Clark County School District GO, Series 2005 C, (Building Bonds), 5.00%, 12/15/15, Prerefunded at 100% of Par (FSA)(3)(6)	4,303,188
1,580,000	Georgia GO, Series 2008 B, 5.00%, 7/1/18(3)	1,882,602
800,000	Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	696,984
TOTAL MUNICIPAL SECURITIES
(Cost $12,489,215)		13,321,966
U.S. TREASURY SECURITIES ― 2.4%
310,000	U.S. Treasury Bonds, 6.25%, 5/15/30(3)	415,012
929,000	U.S. Treasury Bonds, 4.75%, 2/15/37(3)	1,103,914
2,651,390	U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	2,746,848
2,873,050	U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(3)	2,858,858
2,736,720	U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(3)	2,669,305
TOTAL U.S. TREASURY SECURITIES
(Cost $9,932,527)		9,793,937
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 2.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.1%
1,447,356	Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	868,602
1,699,292	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	1,265,074
964,076	Credit Suisse First Boston Mortgage Securities Corp., Series 2003 AR28, Class 2A1, VRN, 5.01%, 2/2/09(3)	879,155
77,903	MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	70,252
750,282	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, VRN, 0.51%, 2/25/09, resets monthly off the 1-month LIBOR plus 0.12% with no caps(3)	625,575

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                    Value

853,507	Washington Mutual Mortgage Pass-Through Certificates, Series 2005 AR4, Class A3, VRN, 4.59%, 2/2/09(3)	810,119
		4,518,777

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 1.3%
214,805	FHLMC, Series 77, Class H, 8.50%, 9/15/20(3)	235,296
$ 211,696	FHLMC, Series 2541, Class EA SEQ, 5.00%, 3/15/16(3)	$ 213,743
1,063,588	FHLMC, Series 2567, Class OD, 5.00%, 8/15/15(3)	1,079,216
1,200,000	FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	1,205,652
275,367	FHLMC, Series 2937, Class KA, 4.50%, 12/15/14(3)	276,245
2,279,426	FNMA, Series 2005-63, Class HA SEQ, 5.00%, 4/25/23(3)	2,340,172
		5,350,324
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $10,926,527)		9,869,101
U.S. GOVERNMENT AGENCY SECURITIES ― 0.6%

2,200,000	FNMA, 5.00%, 2/13/17(3)
(Cost $2,246,871)		2,383,531
ASSET-BACKED SECURITIES(4) ― 0.3%
69,134	Accredited Mortgage Loan Trust, Series 2006-2, Class A1, VRN, 0.43%, 2/25/09, resets monthly off the 1-month LIBOR plus 0.04% with no caps(3)	67,851
1,000,000	CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(3)	990,312
205,940	SLM Student Loan Trust, Series 2006-5, Class A2, VRN, 1.15%, 4/27/09, resets quarterly off the 3-month LIBOR minus 0.01% with no caps(3)	203,668
95,055	SLM Student Loan Trust, Series 2006-10, Class A2, VRN, 1.17%, 4/27/09, resets quarterly off the 3-month LIBOR plus 0.01% with no caps(3)	94,350
TOTAL ASSET-BACKED SECURITIES
(Cost $1,370,082)		1,356,181
SOVEREIGN GOVERNMENTS & AGENCIES(1)
145,000	Hydro Quebec, 8.40%, 1/15/22(3)
(Cost $169,529)		200,937
TEMPORARY CASH INVESTMENTS ― 2.3%
9,689,586	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $9,689,586)		9,689,586

TOTAL INVESTMENT SECURITIES — 98.6%
(Cost $463,165,334)		409,998,092
OTHER ASSETS AND LIABILITIES — 1.4%		5,784,937
TOTAL NET ASSETS — 100.0%		$415,783,029

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - BUY PROTECTION
$ 240,000
Pay quarterly a fixed rate equal to 0.70% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Rohm & Haas Co., par value of the proportional notional amount of Rohm & Haas Co., 7.85%, 7/15/29.
		March 2013	$ 9,576
970,000	Pay quarterly a fixed rate equal to 0.60% multiplied by the notional amount and receive from Deutsche Bank AG upon each default event of Marsh & McLennan Cos., Inc., par value of the proportional notional amount of Marsh & McLennan Cos., Inc., 5.375%, 7/15/14.	June 2013	2,132
2,650,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18.	March 2017	201,209
			$ 212,917

Notes to Schedule of Investments
Ambac	-	Ambac Assurance Corporation
ETF	-	Exchange Traded Fund
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MBIA	-	MBIA Insurance Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Industry is less than 0.05% of total net assets.
(2)	Non-income producing.
(3)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $213,000.
(4)	Final maturity indicated, unless otherwise noted.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $6,182,967, which represented 1.5% of total net assets.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.

Balanced – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$243,283,977	-
Level 2 - Other Significant Observable Inputs	166,714,115	$ 212,917
Level 3 - Significant Unobservable Inputs	-	-
	$409,998,092	$ 212,917

* Includes swap agreements.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$469,575,537
Gross tax appreciation of investments	$ 18,785,839
Gross tax depreciation of investments	(78,363,284)
Net tax appreciation (depreciation) of investments	$(59,577,445)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

January 31, 2009

Veedot – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                    Value

COMMON STOCKS — 99.1%
AEROSPACE & DEFENSE ― 4.0%
51,500	AeroVironment, Inc.(1)	$ 1,908,590
79,500	Applied Signal Technology, Inc.	1,394,430
		3,303,020

AIRLINES ― 1.2%
176,500	JetBlue Airways Corp.(1)	993,695

BIOTECHNOLOGY ― 4.3%
123,500	Alkermes, Inc.(1)	1,416,545
22,000	Gilead Sciences, Inc.(1)	1,116,940
14,000	Myriad Genetics, Inc.(1)	1,043,980
		3,577,465

BUILDING PRODUCTS ― 1.2%
70,000	Trex Co., Inc.(1)	1,035,300

CHEMICALS ― 1.9%
50,000	Scotts Miracle-Gro Co. (The), Class A	1,611,000

COMMERCIAL BANKS ― 2.4%
145,500	Republic First Bancorp, Inc.(1)	1,094,160
45,500	Trico Bancshares	916,370
		2,010,530

COMMERCIAL SERVICES & SUPPLIES ― 1.4%
51,500	Tetra Tech, Inc.(1)	1,196,345

COMMUNICATIONS EQUIPMENT ― 5.3%
132,000	Anaren, Inc.(1)	1,560,240
280,500	BigBand Networks, Inc.(1)	1,416,525
44,000	InterDigital, Inc.(1)	1,422,520
		4,399,285

CONSTRUCTION & ENGINEERING ― 2.8%
35,000	Granite Construction, Inc.	1,232,700
32,000	Michael Baker Corp.(1)	1,118,720
		2,351,420

DIVERSIFIED CONSUMER SERVICES ― 4.4%
15,000	Apollo Group, Inc., Class A(1)	1,221,900
13,000	ITT Educational Services, Inc.(1)	1,592,630
4,000	Strayer Education, Inc.	865,720
		3,680,250

DIVERSIFIED FINANCIAL SERVICES ― 1.7%
38,000	Life Partners Holdings, Inc.	1,444,000

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.5%
52,000	Shenandoah Telecommunications Co.	1,267,760

ENERGY EQUIPMENT & SERVICES ― 1.8%
23,000	SEACOR Holdings, Inc.(1)	1,495,920

FOOD & STAPLES RETAILING ― 1.0%
48,500	Pantry, Inc. (The)(1)	806,555

FOOD PRODUCTS ― 4.5%
32,000	Archer-Daniels-Midland Co.	876,160
112,000	Calavo Growers, Inc.	1,366,400

Veedot – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                    Value

61,000	Fresh Del Monte Produce, Inc.(1)	$ 1,470,100
		3,712,660

GAS UTILITIES ― 3.6%
49,000	Amerigas Partners LP	1,551,340
39,000	South Jersey Industries, Inc.	1,454,700
		3,006,040

HEALTH CARE EQUIPMENT & SUPPLIES ― 5.2%
117,500	Cantel Medical Corp.(1)	1,761,325
36,500	ICU Medical, Inc.(1)	1,113,615
49,000	Thoratec Corp.(1)	1,419,530
		4,294,470

HEALTH CARE PROVIDERS & SERVICES ― 9.2%
31,000	Emergency Medical Services Corp., Class A(1)	1,039,120
60,500	Gentiva Health Services, Inc.(1)	1,529,440
100,500	Odyssey HealthCare, Inc.(1)	996,960
51,000	Omnicare, Inc.	1,425,960
47,500	UnitedHealth Group, Inc.	1,345,675
31,500	WellPoint, Inc.(1)	1,305,675
		7,642,830

HEALTH CARE TECHNOLOGY ― 1.2%
38,500	Computer Programs & Systems, Inc.	967,505

INSURANCE ― 3.3%
75,000	American Physicians Service Group, Inc.	1,575,000
3,500	Fairfax Financial Holdings Ltd.	1,139,880
		2,714,880

INTERNET & CATALOG RETAIL ― 1.0%
59,000	PetMed Express, Inc.(1)	851,960

INTERNET SOFTWARE & SERVICES ― 1.6%
204,000	S1 Corp.(1)	1,360,680

MULTILINE RETAIL ― 4.2%
48,500	Dollar Tree, Inc.(1)	2,071,435
50,500	Family Dollar Stores, Inc.	1,402,385
		3,473,820

MULTI-UTILITIES ― 1.9%
30,500	CH Energy Group, Inc.	1,542,690

OIL, GAS & CONSUMABLE FUELS ― 12.8%
20,500	Chevron Corp.	1,445,660
28,500	ConocoPhillips	1,354,605
19,500	Exxon Mobil Corp.	1,491,360
50,500	Southwestern Energy Co.(1)	1,598,325
36,000	Sunoco, Inc.	1,667,520
68,000	Valero Energy Corp.	1,640,160
39,000	XTO Energy, Inc.	1,446,510
		10,644,140

PHARMACEUTICALS ― 4.6%
67,000	Bristol-Myers Squibb Co.	1,434,470
151,000	King Pharmaceuticals, Inc.(1)	1,319,740
87,500	ViroPharma, Inc.(1)	1,050,000
		3,804,210

Veedot – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                    Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.5%
37,946	NVE Corp.(1)	$ 1,232,486

SOFTWARE ― 2.1%
98,500	EPIQ Systems, Inc.(1)	1,745,420

TEXTILES, APPAREL & LUXURY GOODS ― 1.1%
53,000	Carter's, Inc.(1)	900,470

THRIFTS & MORTGAGE FINANCE ― 3.6%
27,000	Capitol Federal Financial	1,117,800
64,500	First Niagara Financial Group, Inc.	842,370
74,000	United Financial Bancorp, Inc.	1,014,540
		2,974,710

TRADING COMPANIES & DISTRIBUTORS ― 1.4%
92,000	Beacon Roofing Supply, Inc.(1)	1,171,160

WIRELESS TELECOMMUNICATION SERVICES ― 1.4%
109,000	USA Mobility, Inc.(1)	1,152,130

TOTAL COMMON STOCKS
(Cost $83,046,486)		82,364,806
TEMPORARY CASH INVESTMENTS — 2.4%

65,550	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	65,550

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75% - 6.00%, 8/15/09 - 7/31/10, valued at $1,938,295), in a joint trading account at 0.24%, dated 1/30/09, due 2/2/09 (Delivery value $1,900,038)		1,900,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,965,550)		1,965,550

TOTAL INVESTMENT SECURITIES — 101.5%
(Cost $85,012,036)		84,330,356
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,255,296)
TOTAL NET ASSETS — 100.0%		$83,075,060

Notes to Schedule of Investments

(1)	Non-income producing.

Veedot – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 82,430,356
Level 2 - Other Significant Observable Inputs	1,900,000
Level 3 - Significant Unobservable Inputs	-
$ 84,330,356

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 85,012,036
Gross tax appreciation of investments	$ 3,429,181
Gross tax depreciation of investments	(4,110,861)
Net tax appreciation (depreciation) of investments	$ (681,680)

The cost of investment for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

January 31, 2009

Capital Value – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE ― 1.6%
46,900	Northrop Grumman Corp.	$ 2,256,828
2,300	Precision Castparts Corp.	149,385
		2,406,213

BEVERAGES ― 2.6%
63,300	Coca-Cola Co. (The)	2,704,176
64,000	Pepsi Bottling Group, Inc.	1,234,560
		3,938,736

BIOTECHNOLOGY ― 1.4%
39,500	Amgen, Inc.(1)	2,166,575

CAPITAL MARKETS ― 2.9%
67,500	Bank of New York Mellon Corp. (The)	1,737,450
19,300	Goldman Sachs Group, Inc. (The)	1,558,089
17,600	Legg Mason, Inc.	282,656
42,400	Morgan Stanley	857,752
		4,435,947

CHEMICALS ― 2.0%
71,000	E.I. du Pont de Nemours & Co.	1,630,160
38,400	PPG Industries, Inc.	1,443,072
		3,073,232

COMMERCIAL BANKS ― 2.7%
13,100	PNC Financial Services Group, Inc.	426,012
63,600	U.S. Bancorp.	943,824
150,200	Wells Fargo & Co.	2,838,780
		4,208,616

COMMERCIAL SERVICES & SUPPLIES ― 1.8%
25,300	Avery Dennison Corp.	613,019
22,800	Pitney Bowes, Inc.	507,528
66,000	R.R. Donnelley & Sons Co.	644,160
32,100	Waste Management, Inc.	1,001,199
		2,765,906

COMMUNICATIONS EQUIPMENT ― 0.7%
61,900	Cisco Systems, Inc.(1)	926,643
35,400	Motorola, Inc.	156,822
		1,083,465

COMPUTERS & PERIPHERALS ― 1.0%
45,800	Hewlett-Packard Co.	1,591,550

CONSUMER FINANCE ― 0.2%
47,100	Discover Financial Services	336,765

DIVERSIFIED CONSUMER SERVICES ― 0.8%
60,500	H&R Block, Inc.	1,254,165

DIVERSIFIED FINANCIAL SERVICES ― 5.1%
334,999	Bank of America Corp.	2,204,293
268,900	Citigroup, Inc.	954,595
184,900	JPMorgan Chase & Co.	4,716,799
		7,875,687

DIVERSIFIED TELECOMMUNICATION SERVICES ― 7.6%
276,400	AT&T, Inc.	6,804,968

Capital Value – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

23,300	Embarq Corp.	$ 832,276
138,900	Verizon Communications, Inc.	4,148,943
		11,786,187

ELECTRIC UTILITIES ― 3.4%
55,500	Exelon Corp.	3,009,210
72,800	PPL Corp.	2,232,048
		5,241,258

ENERGY EQUIPMENT & SERVICES ― 0.6%
36,500	National Oilwell Varco, Inc.(1)	965,060

FOOD & STAPLES RETAILING ― 3.2%
55,800	Kroger Co. (The)	1,255,500
58,012	Walgreen Co.	1,590,109
43,900	Wal-Mart Stores, Inc.	2,068,568
		4,914,177

FOOD PRODUCTS ― 0.9%
64,700	Unilever NV New York Shares	1,421,459

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.8%
37,100	Medtronic, Inc.	1,242,479

HEALTH CARE PROVIDERS & SERVICES ― 0.6%
17,200	Quest Diagnostics, Inc.	848,820

HOTELS, RESTAURANTS & LEISURE ― 0.5%
15,400	Darden Restaurants, Inc.	403,788
44,500	Starbucks Corp.(1)	420,080
		823,868

HOUSEHOLD DURABLES ― 0.5%
101,300	Newell Rubbermaid, Inc.	818,504

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.4%
29,000	NRG Energy, Inc.(1)	677,440

INDUSTRIAL CONGLOMERATES ― 4.3%
487,100	General Electric Co.	5,908,523
32,200	Tyco International Ltd.	676,844
		6,585,367

INSURANCE ― 3.3%
68,500	Allstate Corp. (The)	1,484,395
28,000	Loews Corp.	683,200
27,400	Torchmark Corp.	822,000
54,700	Travelers Cos., Inc. (The)	2,113,608
		5,103,203

IT SERVICES ― 1.6%
21,100	Fiserv, Inc.(1)	669,925
20,300	International Business Machines Corp.	1,860,495
		2,530,420

MACHINERY ― 2.7%
34,400	Caterpillar, Inc.	1,061,240
40,900	Dover Corp.	1,156,652
61,300	Ingersoll-Rand Co. Ltd., Class A	993,673
25,800	Parker-Hannifin Corp.	985,818
		4,197,383

Capital Value – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

MEDIA ― 2.8%
101,000	CBS Corp., Class B	$ 577,720
51,600	Gannett Co., Inc.	297,732
254,000	Time Warner, Inc.	2,369,820
74,900	Viacom, Inc., Class B(1)	1,104,775
		4,350,047

METALS & MINING ― 0.8%
31,500	Nucor Corp.	1,284,885

MULTILINE RETAIL ― 0.8%
32,500	Kohl's Corp.(1)	1,193,075

OFFICE ELECTRONICS ― 0.5%
111,600	Xerox Corp.	741,024

OIL, GAS & CONSUMABLE FUELS ― 19.8%
16,500	Apache Corp.	1,237,500
121,200	Chevron Corp.	8,547,024
103,200	ConocoPhillips	4,905,096
14,300	Devon Energy Corp.	880,880
133,800	Exxon Mobil Corp.	10,233,024
10,990	Occidental Petroleum Corp.	599,505
83,500	Royal Dutch Shell plc ADR	4,110,705
		30,513,734

PAPER & FOREST PRODUCTS ― 0.8%
34,600	International Paper Co.	315,552
31,100	Weyerhaeuser Co.	850,274
		1,165,826

PHARMACEUTICALS ― 12.4%
30,000	Abbott Laboratories	1,663,200
48,600	Eli Lilly & Co.	1,789,452
92,300	Johnson & Johnson	5,324,787
92,500	Merck & Co., Inc.	2,640,875
336,900	Pfizer, Inc.	4,912,002
66,800	Wyeth	2,870,396
		19,200,712

PROFESSIONAL SERVICES ― 0.1%
9,100	Robert Half International, Inc.	154,245

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
18,800	Developers Diversified Realty Corp.	90,240

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.1%
59,600	Applied Materials, Inc.	558,452
59,700	Intel Corp.	770,130
24,800	Texas Instruments, Inc.	370,760
		1,699,342

SOFTWARE ― 1.5%
77,100	Microsoft Corp.	1,318,410
63,500	Oracle Corp.(1)	1,068,705
		2,387,115

SPECIALTY RETAIL ― 2.7%
31,100	Best Buy Co., Inc.	871,422
66,900	Gap, Inc. (The)	754,632

Capital Value – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)
   Shares                                                                                                                                                                                      Value

61,800	Home Depot, Inc. (The)	1,330,554
76,100	Staples, Inc.	$ 1,213,034
		4,169,642

TEXTILES, APPAREL & LUXURY GOODS ― 0.9%
23,600	VF Corp.	1,322,072

TOBACCO ― 1.6%
71,500	Altria Group, Inc.	1,182,610
22,000	Lorillard, Inc.	1,308,120
		2,490,730

WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
178,800	Sprint Nextel Corp.(1)	434,484

TOTAL COMMON STOCKS
(Cost $193,189,743)		153,489,655
CONVERTIBLE PREFERRED STOCKS — 0.1%
CAPITAL MARKETS ― 0.1%
10,093	Legg Mason, Inc., 7.00%, 6/30/11
(Cost $190,467)		187,023
TEMPORARY CASH INVESTMENTS — 0.5%

76,766	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	76,766

Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $714,869), in a joint trading account at 0.22%, dated 1/30/09, due 2/2/09 (Delivery value $700,013)		700,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $776,766)		776,766

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $194,156,976)		154,453,444
OTHER ASSETS AND LIABILITIES(2)		49,547
TOTAL NET ASSETS — 100.0%		$154,502,991

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Category is less than 0.005% of total net assets.

Capital Value – Schedule of Investments

JANUARY 31 , 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of January 31, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 - Quoted Prices	$ 153,566,421
Level 2 - Other Significant Observable Inputs	887,023
Level 3 - Significant Unobservable Inputs	-
$ 154,453,444

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 194,699,747
Gross tax appreciation of investments	$ 20,265,568
Gross tax depreciation of investments	(60,511,871)
Net tax appreciation (depreciation) of investments	$ (40,246,303)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

January 31, 2009

NT Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

COMMON STOCKS — 94.1%
AEROSPACE & DEFENSE ― 3.7%
53,100	Honeywell International, Inc.	$ 1,742,211
55,500	Raytheon Co.	2,809,410
8,600	Rockwell Collins, Inc.	324,048
		4,875,669

AUTO COMPONENTS ― 0.8%
65,400	BorgWarner, Inc.	1,103,952

BEVERAGES ― 4.1%
83,000	Coca-Cola Co. (The)	3,545,760
35,900	PepsiCo, Inc.	1,803,257
		5,349,017

BIOTECHNOLOGY ― 2.9%
16,000	Alexion Pharmaceuticals, Inc.(1)	589,920
18,500	Genentech, Inc.(1)	1,502,940
34,500	Gilead Sciences, Inc.(1)	1,751,565
		3,844,425

CAPITAL MARKETS ― 1.9%
49,200	Morgan Stanley	995,316
26,600	Northern Trust Corp.	1,530,032
		2,525,348

CHEMICALS ― 2.3%
5,500	Ashland, Inc.	44,110
13,600	Celanese Corp., Class A	144,840
34,600	Monsanto Co.	2,631,676
5,300	Mosaic Co. (The)	189,051
		3,009,677

COMMERCIAL SERVICES & SUPPLIES ― 0.1%
13,400	R.R. Donnelley & Sons Co.	130,784

COMMUNICATIONS EQUIPMENT ― 4.6%
225,800	Cisco Systems, Inc.(1)	3,380,226
77,700	QUALCOMM, Inc.	2,684,535
		6,064,761

COMPUTERS & PERIPHERALS ― 6.6%
36,200	Apple, Inc.(1)	3,262,706
113,000	EMC Corp.(1)	1,247,520
88,500	Hewlett-Packard Co.	3,075,375
7,000	Lexmark International, Inc., Class A(1)	165,760
33,000	NetApp, Inc.(1)	489,390
23,800	Western Digital Corp.(1)	349,384
		8,590,135

CONSTRUCTION MATERIALS ― 0.1%
3,500	Vulcan Materials Co.	173,110

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
10,500	IntercontinentalExchange, Inc.(1)	597,765

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.1%
6,700	CenturyTel, Inc.	181,838

NT Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

ELECTRIC UTILITIES ― 1.5%
6,100	Edison International	$ 198,677
32,900	FPL Group, Inc.	1,695,995
		1,894,672

ELECTRICAL EQUIPMENT ― 1.9%
12,500	Cooper Industries Ltd., Class A	336,375
45,500	Emerson Electric Co.	1,487,850
11,700	Energy Conversion Devices, Inc.(1)	294,489
3,000	First Solar, Inc.(1)	428,400
		2,547,114

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 0.3%
6,300	Anixter International, Inc.(1)	169,974
9,700	Arrow Electronics, Inc.(1)	184,979
		354,953

ENERGY EQUIPMENT & SERVICES ― 2.6%
14,400	Baker Hughes, Inc.	479,808
6,600	ENSCO International, Inc.	180,576
30,100	National Oilwell Varco, Inc.(1)	795,844
23,600	Noble Corp.	640,740
31,500	Schlumberger Ltd.	1,285,515
		3,382,483

FOOD & STAPLES RETAILING ― 2.6%
56,500	Walgreen Co.	1,548,665
39,800	Wal-Mart Stores, Inc.	1,875,376
		3,424,041

FOOD PRODUCTS ― 2.1%
36,300	Kellogg Co.	1,585,947
34,600	Nestle SA	1,196,266
		2,782,213

HEALTH CARE EQUIPMENT & SUPPLIES ― 7.4%
11,000	Alcon, Inc.	942,040
19,800	Baxter International, Inc.	1,161,270
36,400	Becton, Dickinson & Co.	2,645,188
14,800	C.R. Bard, Inc.	1,266,436
23,600	DENTSPLY International, Inc.	635,076
10,800	Gen-Probe, Inc.(1)	486,216
3,700	Intuitive Surgical, Inc.(1)	381,951
9,200	Kinetic Concepts, Inc.(1)	221,720
34,200	Medtronic, Inc.	1,145,358
11,800	Mettler Toledo International, Inc.(1)	785,644
		9,670,899

HEALTH CARE PROVIDERS & SERVICES ― 1.9%
11,100	CIGNA Corp.	192,696
24,400	Express Scripts, Inc.(1)	1,311,744
24,300	UnitedHealth Group, Inc.	688,419
18,600	VCA Antech, Inc.(1)	350,052
		2,542,911

HOUSEHOLD DURABLES ― 0.7%
47,500	KB Home	506,825
12,500	Mohawk Industries, Inc.(1)	401,375
		908,200

NT Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

HOUSEHOLD PRODUCTS ― 2.7%
64,000	Procter & Gamble Co. (The)	$ 3,488,000

INSURANCE ― 1.2%
6,600	Allstate Corp. (The)	143,022
26,400	Chubb Corp. (The)	1,124,112
11,700	Hartford Financial Services Group, Inc. (The)	153,972
5,200	Reinsurance Group of America, Inc.	185,276
		1,606,382

INTERNET & CATALOG RETAIL ― 0.4%
8,400	Amazon.com, Inc.(1)	494,088

INTERNET SOFTWARE & SERVICES ― 2.5%
9,500	Google, Inc., Class A(1)	3,216,035

IT SERVICES ― 3.2%
4,300	Affiliated Computer Services, Inc., Class A(1)	197,198
7,900	Fidelity National Information Services, Inc.	125,689
36,300	Global Payments, Inc.	1,259,973
28,400	International Business Machines Corp.	2,602,860
		4,185,720

LIFE SCIENCES TOOLS & SERVICES ― 1.3%
21,100	QIAGEN NV(1)	361,865
35,600	Thermo Fisher Scientific, Inc.(1)	1,279,108
		1,640,973

MACHINERY ― 2.6%
8,000	Flowserve Corp.	426,480
17,500	Illinois Tool Works, Inc.	571,550
12,600	ITT Corp.	570,528
24,300	Navistar International Corp.(1)	737,991
14,600	PACCAR, Inc.	385,294
16,957	Valmont Industries, Inc.	688,115
		3,379,958

MEDIA ― 1.6%
69,000	DIRECTV Group, Inc. (The)(1)	1,511,100
26,800	Scripps Networks Interactive, Inc., Class A	575,396
		2,086,496

METALS & MINING ― 0.6%
16,700	Newmont Mining Corp.	664,326
5,100	United States Steel Corp.	153,153
		817,479

MULTILINE RETAIL ― 3.0%
54,400	Kohl's Corp.(1)	1,997,024
84,200	Macy's, Inc.	753,590
39,100	Target Corp.	1,219,920
		3,970,534

MULTI-UTILITIES ― 1.1%
39,900	Public Service Enterprise Group, Inc.	1,259,643
4,700	Sempra Energy	206,048
		1,465,691

OIL, GAS & CONSUMABLE FUELS ― 5.6%
13,400	Apache Corp.	1,005,000
32,200	Devon Energy Corp.	1,983,520

NT Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares/Principal Amount                                                                                                                                              Value

25,500	EOG Resources, Inc.	$ 1,728,135
19,500	Exxon Mobil Corp.	1,491,360
15,100	Occidental Petroleum Corp.	823,705
51,000	Quicksilver Resources, Inc.(1)	353,430
		7,385,150

PERSONAL PRODUCTS ― 0.3%
15,000	Estee Lauder Cos., Inc. (The), Class A	393,750

PHARMACEUTICALS ― 3.8%
29,200	Abbott Laboratories	1,618,848
8,600	Allergan, Inc.	327,832
27,400	Johnson & Johnson	1,580,706
26,200	Novo Nordisk AS B Shares	1,398,036
		4,925,422

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
33,600	Digital Realty Trust, Inc.	1,071,840

ROAD & RAIL ― 1.7%
49,900	Union Pacific Corp.	2,185,121

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 4.1%
59,400	Altera Corp.	913,572
59,000	Applied Materials, Inc.	552,830
61,500	Intel Corp.	793,350
24,400	Linear Technology Corp.	571,448
146,300	Marvell Technology Group Ltd.(1)	1,066,527
68,200	NVIDIA Corp.(1)	542,190
27,100	Texas Instruments, Inc.	405,145
34,800	Xilinx, Inc.	586,380
		5,431,442

SOFTWARE ― 4.5%
166,900	Microsoft Corp.	2,853,990
173,300	Oracle Corp.(1)	2,916,639
7,100	salesforce.com, inc.(1)	188,931
		5,959,560

SPECIALTY RETAIL ― 2.5%
15,050	Advance Auto Parts, Inc.	492,587
38,800	Carmax, Inc.(1)	320,876
30,400	J. Crew Group, Inc.(1)	304,000
82,200	Lowe's Cos., Inc.	1,501,794
23,400	O'Reilly Automotive, Inc.(1)	680,238
		3,299,495

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
9,800	WESCO International, Inc.(1)	180,516

WIRELESS TELECOMMUNICATION SERVICES ― 1.8%
70,000	American Tower Corp., Class A(1)	2,123,800
11,700	NII Holdings, Inc.(1)	226,980
		2,350,780
TOTAL COMMON STOCKS
(Cost $136,395,500)		123,488,399
TEMPORARY CASH INVESTMENTS — 0.5%
$ 600,000	FHLB Discount Notes, 0.01%, 2/2/09(2)	600,000

NT Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                    Value

62,795	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	$ 62,795
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $662,795)		662,795

TOTAL INVESTMENT SECURITIES — 94.6%
(Cost $137,058,295)		124,151,194
OTHER ASSETS AND LIABILITIES — 5.4%		7,059,996
TOTAL NET ASSETS — 100.0%		$131,211,190

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,124,362	CHF for USD	2/27/09	$ 969,628	$ 14,806
6,162,240	DKK for USD	2/27/09	1,057,152	34,708
			$2,026,780	$ 49,514
(Value on Settlement Date $2,076,294)

Notes to Schedule of Investments
CHF	-	Swiss Franc
DKK	-	Danish Krone
FHLB	-	Federal Home Loan Bank
USD	-	United States Dollar

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

NT Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 120,956,892	-
Level 2 - Other Significant Observable Inputs	3,194,302	$ 49,514
Level 3 - Significant Unobservable Inputs	-	-
	$ 124,151,194	$ 49,514

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 145,159,781
Gross tax appreciation of investments	$ 812,260
Gross tax depreciation of investments	(21,820,847)
Net tax appreciation (depreciation) of investments	$ (21,008,587)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

January 31, 2009

NT Vista – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                      Value

COMMON STOCKS — 94.2%
AIR FREIGHT & LOGISTICS ― 0.4%
5,100	FedEx Corp.	$ 259,794

AIRLINES ― 2.2%
22,200	Alaska Air Group, Inc.(1)	585,192
9,800	Continental Airlines, Inc., Class B(1)	132,006
28,725	Delta Air Lines, Inc.(1)	198,203
76,800	JetBlue Airways Corp.(1)	432,384
		1,347,785

BIOTECHNOLOGY ― 3.2%
20,600	Alexion Pharmaceuticals, Inc.(1)	759,522
9,200	Celgene Corp.(1)	487,140
9,100	Cephalon, Inc.(1)	702,338
		1,949,000

CAPITAL MARKETS ― 1.5%
2,500	BlackRock, Inc.	272,000
16,400	Knight Capital Group, Inc., Class A(1)	295,692
11,700	Lazard Ltd., Class A	310,050
		877,742

CHEMICALS ― 5.4%
14,500	Intrepid Potash, Inc.(1)	295,510
15,970	Monsanto Co.	1,214,678
9,000	Mosaic Co. (The)	321,030
14,000	Scotts Miracle-Gro Co. (The), Class A	451,080
5,253	Syngenta AG	1,016,584
		3,298,882

COMMERCIAL SERVICES & SUPPLIES ― 1.3%
27,555	Waste Connections, Inc.(1)	799,646

CONSTRUCTION & ENGINEERING ― 5.4%
28,500	AECOM Technology Corp.(1)	721,335
7,500	Granite Construction, Inc.	264,150
2,900	Jacobs Engineering Group, Inc.(1)	112,143
68,506	Quanta Services, Inc.(1)	1,464,658
10,000	Shaw Group, Inc. (The)(1)	278,000
12,100	URS Corp.(1)	412,005
		3,252,291

CONTAINERS & PACKAGING ― 2.5%
65,663	Crown Holdings, Inc.(1)	1,231,181
13,000	Pactiv Corp.(1)	281,060
		1,512,241

DIVERSIFIED ― 3.1%
20,500	Midcap SPDR Trust Series 1	1,859,145

DIVERSIFIED CONSUMER SERVICES ― 8.8%
11,900	Apollo Group, Inc., Class A(1)	969,374
51,400	Corinthian Colleges, Inc.(1)	960,152
11,400	DeVry, Inc.	610,812
29,300	H&R Block, Inc.	607,389
17,700	ITT Educational Services, Inc.(1)	2,168,427
		5,316,154

NT Vista – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                      Value

ELECTRICAL EQUIPMENT ― 0.6%
6,700	Energy Conversion Devices, Inc.(1)	$ 168,639
1,300	First Solar, Inc.(1)	185,640
		354,279

ENERGY EQUIPMENT & SERVICES ― 0.9%
10,800	CARBO Ceramics, Inc.	388,260
14,400	Weatherford International Ltd.(1)	158,832
		547,092

FOOD & STAPLES RETAILING ― 1.3%
9,500	BJ's Wholesale Club, Inc.(1)	272,460
23,500	Kroger Co. (The)	528,750
		801,210

FOOD PRODUCTS ― 1.8%
15,000	Dean Foods Co.(1)	290,100
8,600	H.J. Heinz Co.	313,900
3,500	Kellogg Co.	152,915
5,400	Ralcorp Holdings, Inc.(1)	319,788
		1,076,703

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.1%
20,900	Covidien Ltd.	801,306
10,800	Edwards Lifesciences Corp.(1)	620,892
13,200	St. Jude Medical, Inc.(1)	480,084
		1,902,282

HEALTH CARE PROVIDERS & SERVICES ― 9.9%
21,700	Aetna, Inc.	672,700
26,100	Express Scripts, Inc.(1)	1,403,136
37,300	Medco Health Solutions, Inc.(1)	1,675,889
39,580	Omnicare, Inc.	1,106,657
39,600	UnitedHealth Group, Inc.	1,121,868
		5,980,250

HOTELS, RESTAURANTS & LEISURE ― 1.1%
14,332	Panera Bread Co., Class A(1)	673,317

HOUSEHOLD DURABLES ― 1.6%
16,200	KB Home	172,854
4,500	M.D.C. Holdings, Inc.	137,880
700	NVR, Inc.(1)	298,263
12,200	Pulte Homes, Inc.	123,830
15,000	Toll Brothers, Inc.(1)	255,300
		988,127

INSURANCE ― 4.2%
6,900	ACE Ltd.	301,254
20,000	Aon Corp.	741,000
12,300	Axis Capital Holdings Ltd.	298,398
29,000	Fidelity National Financial, Inc., Class A	423,980
8,100	PartnerRe Ltd.	530,793
7,000	Travelers Cos., Inc. (The)	270,480
		2,565,905

INTERNET & CATALOG RETAIL ― 0.1%
1,700	Netflix, Inc.(1)	61,438

INTERNET SOFTWARE & SERVICES ― 3.0%

NT Vista – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                      Value

10,900	Equinix, Inc.(1)	581,515
34,900	NetEase.com, Inc. ADR(1)	$ 663,449
14,700	Sohu.com, Inc.(1)	581,385
		1,826,349

LIFE SCIENCES TOOLS & SERVICES ― 1.9%
32,700	Thermo Fisher Scientific, Inc.(1)	1,174,911

MACHINERY ― 0.5%
18,300	Briggs & Stratton Corp.	270,657

MARINE ― 0.6%
10,100	Diana Shipping, Inc.	134,229
17,100	Eagle Bulk Shipping, Inc.	91,314
8,800	Genco Shipping & Trading Ltd.	136,840
		362,383

MEDIA ― 0.7%
20,500	DIRECTV Group, Inc. (The)(1)	448,950

METALS & MINING ― 1.3%
6,500	Nucor Corp.	265,135
13,500	Schnitzer Steel Industries, Inc., Class A	530,145
		795,280

MULTILINE RETAIL ― 4.9%
55,900	Dollar Tree, Inc.(1)	2,387,489
21,700	Family Dollar Stores, Inc.	602,609
		2,990,098

OIL, GAS & CONSUMABLE FUELS ― 6.9%
14,100	Continental Resources, Inc.(1)	291,447
5,400	EOG Resources, Inc.	365,958
4,800	Hess Corp.	266,928
5,000	Occidental Petroleum Corp.	272,750
72,489	Petrohawk Energy Corp.(1)	1,428,758
14,272	Plains Exploration & Production Co.(1)	301,425
11,200	Range Resources Corp.	401,408
19,000	Southwestern Energy Co.(1)	601,350
6,700	Ultra Petroleum Corp.(1)	240,061
		4,170,085

PERSONAL PRODUCTS ― 0.5%
4,600	Chattem, Inc.(1)	310,960

PHARMACEUTICALS ― 0.8%
15,400	Perrigo Co.	451,990

PROFESSIONAL SERVICES ― 0.2%
2,985	FTI Consulting, Inc.(1)	122,415

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.5%
19,500	Annaly Capital Management, Inc.	295,230

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.1%
20,300	Altera Corp.	312,214
37,200	Broadcom Corp., Class A(1)	589,620
46,735	Microsemi Corp.(1)	392,574
		1,294,408

SOFTWARE ― 2.7%
8,600	Cerner Corp.(1)	289,992

NT Vista – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
     Shares                                                                                                                                                                                      Value

19,000	McAfee, Inc.(1)	579,310
22,700	Quest Software, Inc.(1)	$ 283,069
32,800	Symantec Corp.(1)	502,824
		1,655,195

SPECIALTY RETAIL ― 2.8%
15,200	Children's Place Retail Stores, Inc. (The)(1)	285,912
16,300	PetSmart, Inc.	305,951
27,630	Ross Stores, Inc.	812,875
14,200	TJX Cos., Inc. (The)	275,764
		1,680,502

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
15,800	Carter's, Inc.(1)	268,442

WATER UTILITIES ― 1.2%
33,451	Aqua America, Inc.	693,774

WIRELESS TELECOMMUNICATION SERVICES ― 4.8%
32,200	American Tower Corp., Class A(1)	976,948
23,211	MetroPCS Communications, Inc.(1)	315,437
82,402	SBA Communications Corp., Class A(1)	1,639,800
		2,932,185
TOTAL COMMON STOCKS
(Cost $59,279,729)		57,167,097
TEMPORARY CASH INVESTMENTS — 0.3%
69,849	JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	69,849

Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 2.75%-6.00%, 8/15/09-7/31/10, valued at $102,016), in a joint trading account at 0.24%, dated 1/30/09, due 2/2/09 (Delivery value $100,002)		100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $169,849)		169,849

TOTAL INVESTMENT SECURITIES — 94.5%
(Cost $59,449,578)		57,336,946
OTHER ASSETS AND LIABILITIES — 5.5%		3,369,148
TOTAL NET ASSETS — 100.0%		$60,706,094

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,087,135	CHF for USD	2/27/09	$937,524	$16,139

(Value on Settlement Date $953,663)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar

(1)	Non-income producing.

NT Vista – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$56,220,362	-
Level 2 - Other Significant Observable Inputs	1,116,584	$16,139
Level 3 - Significant Unobservable Inputs	-	-
	$57,336,946	$16,139

* Includes forward foreign currency exchange contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$61,907,102
Gross tax appreciation of investments	$ 1,514,816
Gross tax depreciation of investments	(6,084,972)
Net tax appreciation (depreciation) of investments	$(4,570,156)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

American Century-Mason Street Mid Cap Growth Fund

January 31, 2009

Mid Cap Growth – Schedule of Investments

JANUARY 31, 2009  (UNAUDITED)
Shares                                                                                                                                                                                            Value

COMMON STOCKS — 92.3%
AEROSPACE & DEFENSE ― 1.8%
16,600	L-3 Communications Holdings, Inc.	$ 1,311,732
51,300	Spirit Aerosystems Holdings, Inc., Class A(1)	697,680
		2,009,412

AIR FREIGHT & LOGISTICS ― 3.7%
56,400	C.H. Robinson Worldwide, Inc.	2,593,272
53,220	Expeditors International of Washington, Inc.	1,480,048
		4,073,320

BIOTECHNOLOGY ― 2.1%
44,100	Celgene Corp.(1)	2,335,095

CAPITAL MARKETS ― 5.8%
61,320	Investment Technology Group, Inc.(1)	1,329,417
43,200	Northern Trust Corp.	2,484,864
96,600	Raymond James Financial, Inc.	1,788,066
60,000	SEI Investments Co.	760,200
2,200	T. Rowe Price Group, Inc.	60,676
		6,423,223

CHEMICALS ― 1.9%
34,030	Praxair, Inc.	2,118,708

COMMERCIAL BANKS ― 0.4%
116,600	Synovus Financial Corp.	461,736

COMMERCIAL SERVICES & SUPPLIES ― 3.3%
99,100	Corrections Corp. of America(1)	1,365,598
70,200	Ritchie Bros. Auctioneers, Inc.	1,288,872
21,680	Stericycle, Inc.(1)	1,060,586
		3,715,056

CONSTRUCTION & ENGINEERING ― 0.5%
27,600	Foster Wheeler Ltd.(1)	551,172

CONSTRUCTION MATERIALS ― 0.6%
8,300	Martin Marietta Materials, Inc.	668,316

CONTAINERS & PACKAGING ― 1.2%
71,000	Owens-Illinois, Inc.(1)	1,349,000

DIVERSIFIED CONSUMER SERVICES ― 2.8%
59,000	DeVry, Inc.	3,161,220

DIVERSIFIED FINANCIAL SERVICES ― 0.5%
10,112	IntercontinentalExchange, Inc.(1)	575,676

ELECTRICAL EQUIPMENT ― 0.6%
17,000	Regal-Beloit Corp.	577,320
3,000	Roper Industries, Inc.	123,420
		700,740

ELECTRONIC EQUIPMENT & INSTRUMENTS ― 1.8%
75,220	Amphenol Corp., Class A	1,967,003

ENERGY EQUIPMENT & SERVICES ― 4.0%
93,800	Cameron International Corp.(1)	2,172,408
7,000	Diamond Offshore Drilling, Inc.	439,320
37,400	National Oilwell Varco, Inc.(1)	988,856

Mid Cap Growth – Schedule of Investments

JANUARY 31, 2009  (UNAUDITED)
Shares                                                                                                                                                                                            Value

36,400	Smith International, Inc.	$ 826,280
		4,426,864

HEALTH CARE EQUIPMENT & SUPPLIES ― 5.3%
120,870	Immucor, Inc.(1)	3,349,308
3,100	Intuitive Surgical, Inc.(1)	320,013
34,100	Mettler Toledo International, Inc.(1)	2,270,378
		5,939,699

HEALTH CARE PROVIDERS & SERVICES ― 7.7%
60,400	DaVita, Inc.(1)	2,838,800
45,600	Express Scripts, Inc.(1)	2,451,456
126,595	Psychiatric Solutions, Inc.(1)	3,291,470
		8,581,726

HOTELS, RESTAURANTS & LEISURE ― 1.9%
91,400	Jack in the Box, Inc.(1)	2,064,726

INSURANCE ― 1.4%
60,900	Assured Guaranty Ltd.	464,667
99,700	MBIA, Inc.	384,842
28,400	W.R. Berkley Corp.	752,032
		1,601,541

IT SERVICES ― 8.0%
59,400	Alliance Data Systems Corp.(1)	2,470,446
70,560	Cognizant Technology Solutions Corp., Class A(1)	1,321,589
81,900	Global Payments, Inc.	2,842,749
87,110	NeuStar, Inc., Class A(1)	1,186,438
99,100	VeriFone Holdings, Inc.(1)	458,833
49,700	Western Union Co. (The)	678,902
		8,958,957

LIFE SCIENCES TOOLS & SERVICES ― 0.9%
42,800	Charles River Laboratories International, Inc.(1)	1,044,748

MACHINERY ― 1.3%
24,600	Cummins, Inc.	589,908
37,700	Harsco Corp.	894,244
		1,484,152

MEDIA ― 0.5%
69,700	Focus Media Holding Ltd. ADR(1)	514,386

METALS & MINING ― 1.2%
25,700	SPDR S&P Metals & Mining ETF	676,938
95,600	Titanium Metals Corp.	673,980
		1,350,918

MULTILINE RETAIL ― 2.8%
73,200	Dollar Tree, Inc.(1)	3,126,372

OIL, GAS & CONSUMABLE FUELS ― 5.8%
62,500	Equitable Resources, Inc.	2,139,375
55,630	Range Resources Corp.	1,993,779
47,600	SandRidge Energy, Inc.(1)	317,016
64,800	Southwestern Energy Co.(1)	2,050,920
		6,501,090

PROFESSIONAL SERVICES ― 0.6%

17,400	FTI Consulting, Inc.(1)	713,574

Mid Cap Growth – Schedule of Investments

JANUARY 31, 2009  (UNAUDITED)
Shares/Principal Amount                                                                                                                                                    Value

ROAD & RAIL ― 2.8%
77,610	J.B. Hunt Transport Services, Inc.	$ 1,728,375
103,200	Knight Transportation, Inc.	1,376,688
		3,105,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 5.7%
154,100	Intersil Corp., Class A	1,434,671
66,750	KLA-Tencor Corp.	1,337,670
97,997	Microchip Technology, Inc.	1,859,003
88,600	Varian Semiconductor Equipment Associates, Inc.(1)	1,686,944
		6,318,288

SOFTWARE ― 6.1%
45,900	Cerner Corp.(1)	1,547,748
49,738	Citrix Systems, Inc.(1)	1,046,487
44,200	FactSet Research Systems, Inc.	1,759,160
80,500	McAfee, Inc.(1)	2,454,445
		6,807,840

SPECIALTY RETAIL ― 6.8%
187,400	Collective Brands, Inc.(1)	1,999,558
123,200	GameStop Corp., Class A(1)	3,052,896
47,770	O'Reilly Automotive, Inc.(1)	1,388,674
71,000	Urban Outfitters, Inc.(1)	1,106,180
		7,547,308

TRADING COMPANIES & DISTRIBUTORS ― 1.0%
30,600	MSC Industrial Direct Co., Class A	1,048,356

WIRELESS TELECOMMUNICATION SERVICES ― 1.5%
54,600	American Tower Corp., Class A(1)	1,656,564

TOTAL COMMON STOCKS
(Cost $141,227,759)		102,901,849
TEMPORARY CASH INVESTMENTS — SEGREGATED FOR FUTURES CONTRACTS(2)(3) — 3.8%

$ 700,000	FHLB Discount Notes, 0.11%, 2/6/09	699,991

128,649	FHLB Discount Notes, 0.10%, 3/2/09	128,631

2,400,000	FHLB Discount Notes, 0.15%, 3/11/09	2,399,568

1,000,000	FHLB Discount Notes, 0.47%, 3/13/09	999,810
TOTAL TEMPORARY CASH INVESTMENTS — SEGREGATED FOR FUTURES CONTRACTS
(Cost $4,227,725)		4,228,000

TEMPORARY CASH INVESTMENTS(3) — 3.0%

271,351	FHLB Discount Notes, 0.10%, 3/2/09	271,315

3,100,000	FHLB Discount Notes, 0.18%, 3/9/09	3,099,473
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $3,370,772)		3,370,788

Mid Cap Growth – Schedule of Investments

JANUARY 31, 2009  (UNAUDITED)
Shares/Principal Amount                                                                                                                                                    Value

TOTAL INVESTMENT SECURITIES — 99.1%
(Cost $148,826,256)	110,500,637
OTHER ASSETS AND LIABILITIES — 0.9%	999,536
TOTAL NET ASSETS — 100.0%	$111,500,173

Mid Cap Growth – Schedule of Investments

JANUARY 31, 2009  (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
17	S&P MidCap 400 Index Futures	March 2009	$4,227,050	$(226,235)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FHLB	-	Federal Home Loan Bank
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At period end, the aggregate value of securities pledged was $4,228,000.
(3)	The rate indicated is the yield to maturity at purchase.

Mid Cap Growth – Schedule of Investments

JANUARY 31, 2009  (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$102,901,849	$(226,235)
Level 2 - Other Significant Observable Inputs	7,598,788	-
Level 3 - Significant Unobservable Inputs	-	-
	$110,500,637	$(226,235)

* Includes futures contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$149,322,504
Gross tax appreciation of investments	$ 6,783,698
Gross tax depreciation of investments	(45,605,565)
Net tax appreciation (depreciation) of investments	$(38,821,867)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule.  It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes.  More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

American Century-Mason Street Small Cap Growth Fund

January 31, 2009

Small Cap Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

COMMON STOCKS — 59.7%
AEROSPACE & DEFENSE ― 3.0%
1,725	AeroVironment, Inc.(1)	$ 63,929
5,883	Astronics Corp.(1)	44,475
848	Axsys Technologies, Inc.(1)	36,210
3,875	Stanley, Inc.(1)	117,257
2,867	TransDigm Group, Inc.(1)	97,707
		359,578

AIR FREIGHT & LOGISTICS ― 0.7%
3,595	Hub Group, Inc., Class A(1)	81,606

AIRLINES ― 0.3%
825	Allegiant Travel Co.(1)	29,502

BEVERAGES ― 0.2%
2,160	Central European Distribution Corp.(1)	26,136

BIOTECHNOLOGY ― 2.1%
6,475	BioMarin Pharmaceutical, Inc.(1)	124,709
1,350	iShares Nasdaq Biotechnology Index Fund	95,283
475	United Therapeutics Corp.(1)	32,276
		252,268

CAPITAL MARKETS ― 1.0%
3,462	Investment Technology Group, Inc.(1)	75,056
2,479	KBW, Inc.(1)	46,556
		121,612

CHEMICALS ― 0.7%
6,725	Calgon Carbon Corp.(1)	84,533

COMMERCIAL BANKS ― 0.4%
11,046	Boston Private Financial Holdings, Inc.	52,027

COMMERCIAL SERVICES & SUPPLIES ― 2.7%
7,177	Cornell Cos, Inc.(1)	109,521
6,239	Corrections Corp. of America(1)	85,973
6,413	Team, Inc.(1)	126,657
		322,151

COMMUNICATIONS EQUIPMENT ― 2.3%
2,900	Comtech Telecommunications Corp.(1)	112,520
6,150	DG Fastchannel, Inc.(1)	89,113
3,358	F5 Networks, Inc.(1)	74,447
		276,080

CONTAINERS & PACKAGING ― 0.8%
2,051	Silgan Holdings, Inc.	94,018

DISTRIBUTORS ― 1.0%
10,329	LKQ Corp.(1)	119,300

DIVERSIFIED CONSUMER SERVICES ― 2.4%
3,509	American Public Education, Inc.(1)	137,412
3,020	New Oriental Education & Technology Group ADR(1)	144,477
		281,889

DIVERSIFIED FINANCIAL SERVICES ― 0.2%
725	Portfolio Recovery Associates, Inc.(1)	17,103

Small Cap Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

ELECTRIC UTILITIES ― 1.5%
4,200	ITC Holdings Corp.	$ 176,316

ENERGY EQUIPMENT & SERVICES ― 1.7%
2,034	IHS, Inc., Class A(1)	89,089
3,991	ION Geophysical Corp.(1)	5,987
2,141	Oceaneering International, Inc.(1)	73,779
2,443	T-3 Energy Services, Inc.(1)	31,148
		200,003

FOOD PRODUCTS ― 1.1%
4,125	Flowers Foods, Inc.	88,646
1,725	TreeHouse Foods, Inc.(1)	45,523
		134,169

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.7%
6,168	Masimo Corp.(1)	171,285
4,395	Meridian Bioscience, Inc.	93,438
2,247	NuVasive, Inc.(1)	83,903
3,093	Thoratec Corp.(1)	89,604
		438,230

HEALTH CARE PROVIDERS & SERVICES ― 4.0%
2,800	athenahealth, Inc.(1)	101,024
2,800	CardioNet, Inc.(1)	63,504
5,385	Genoptix, Inc.(1)	182,552
2,275	IPC The Hospitalist Co., Inc.(1)	43,543
2,970	Psychiatric Solutions, Inc.(1)	77,220
		467,843

HEALTH CARE TECHNOLOGY ― 0.7%
6,493	Phase Forward, Inc.(1)	87,656

HOTELS, RESTAURANTS & LEISURE ― 1.6%
2,675	Buffalo Wild Wings, Inc.(1)	60,081
5,450	Jack in the Box, Inc.(1)	123,115
		183,196

HOUSEHOLD DURABLES ― 0.3%
1,025	Snap-on, Inc.	30,935

INTERNET SOFTWARE & SERVICES ― 4.6%
3,037	Bankrate, Inc.(1)	101,314
4,136	comScore, Inc.(1)	52,155
1,950	j2 Global Communications, Inc.(1)	38,181
8,698	Omniture, Inc.(1)	79,065
11,557	Switch & Data Facilities Co., Inc.(1)	79,512
5,932	VistaPrint Ltd.(1)	135,843
3,786	Vocus, Inc.(1)	57,774
		543,844

IT SERVICES ― 0.4%
4,300	Cybersource Corp.(1)	51,299

LIFE SCIENCES TOOLS & SERVICES ― 1.1%
4,837	Illumina, Inc.(1)	132,340

MACHINERY ― 1.5%
1,175	Astec Industries, Inc.(1)	28,870
3,843	Bucyrus International, Inc.	59,566
2,423	Energy Recovery, Inc.(1)	15,144

Small Cap Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
   Shares                                                                                                                                                                                         Value

1,761	Kaydon Corp.	$ 47,899
2,171	Titan Machinery, Inc.(1)	22,036
		173,515

METALS & MINING ― 0.4%
13,212	Apex Silver Mines Ltd.(1)	9,380
1,578	SPDR S&P Metals & Mining ETF	41,565
		50,945

MULTI-INDUSTRY ― 0.5%
6,075	Financial Select Sector SPDR Fund	56,133

MULTILINE RETAIL ― 1.7%
4,551	Dollar Tree, Inc.(1)	194,373

OIL, GAS & CONSUMABLE FUELS ― 2.5%
3,494	Arena Resources, Inc.(1)	85,114
2,713	Carrizo Oil & Gas, Inc.(1)	37,602
1,300	Contango Oil & Gas Co.(1)	57,980
4,625	EXCO Resources, Inc.(1)	46,898
2,250	Whiting Petroleum Corp.(1)	65,250
		292,844

PERSONAL PRODUCTS ― 0.8%
3,813	Alberto-Culver Co.	93,266

PROFESSIONAL SERVICES ― 1.8%
3,362	Hill International, Inc.(1)	18,491
2,025	Huron Consulting Group, Inc.(1)	101,210
4,050	ICF International, Inc.(1)	96,106
		215,807

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.6%
2,878	Digital Realty Trust, Inc.	91,808
17,756	MFA Mortgage Investments, Inc.	101,742
		193,550

ROAD & RAIL ― 1.2%
10,693	Knight Transportation, Inc.	142,645

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.6%
7,455	Advanced Energy Industries, Inc.(1)	66,946
4,377	Atheros Communications, Inc.(1)	52,568
8,955	Diodes, Inc.(1)	58,028
6,839	Mellanox Technologies Ltd.	59,157
1,525	Microsemi Corp.(1)	12,810
5,102	Netlogic Microsystems, Inc.(1)	108,213
4,132	Rubicon Technology, Inc.(1)	23,594
19,825	TriQuint Semiconductor, Inc.(1)	40,047
		421,363

SOFTWARE ― 2.9%
1,553	Blackboard, Inc.(1)	39,462
2,568	Concur Technologies, Inc.(1)	63,404
10,027	Synchronoss Technologies, Inc.(1)	85,330
32,008	VanceInfo Technologies, Inc. ADR(1)	150,437
		338,633

SPECIALTY RETAIL ― 2.1%
6,500	Lumber Liquidators, Inc.(1)	57,655
2,325	O'Reilly Automotive, Inc.(1)	67,588

Small Cap Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)
 Shares/Principal Amount                                                                                                                                                    Value

4,075	PetSmart, Inc.	$ 76,488
6,100	Zumiez, Inc.(1)	43,615
		245,346

TEXTILES, APPAREL & LUXURY GOODS ― 0.3%
3,400	True Religion Apparel, Inc.(1)	38,794

WIRELESS TELECOMMUNICATION SERVICES ― 0.3%
4,791	Centennial Communications Corp.(1)	39,190

TOTAL COMMON STOCKS
(Cost $7,432,269)		7,060,038
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS(2)(3) — 31.4%

$3,218,124	FHLB Discount Notes, 0.15%, 2/13/09	3,218,027
500,000	FHLB Discount Notes, 0.17%, 2/19/09	499,973
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $3,717,944)		3,718,000

TEMPORARY CASH INVESTMENTS(3) — 10.0%
1,181,876 FHLB Discount Notes, 0.15%, 2/13/09 (Cost $1,181,793)		1,181,819
TOTAL INVESTMENT SECURITIES — 101.1%
(Cost $12,332,006)		11,959,857
OTHER ASSETS AND LIABILITIES — (1.1)%		(128,036)
TOTAL NET ASSETS — 100.0%		$11,831,821

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
84	Russell 2000 Mini Index Futures	March 2009	$3,717,840	$(85,866)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FHLB	-	Federal Home Loan Bank
SPDR	-	Standard & Poor's Depositary Receipts

(1)	Non-income producing.
(2)	Security, or portion thereof, has been segregated for futures contracts. At period end, the aggregate value of securities pledged was $3,718,000.
(3)	The rate indicated is the yield to maturity at purchase.

Small Cap Growth – Schedule of Investments

JANUARY 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of January 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$7,060,038	$(85,866)
Level 2 - Other Significant Observable Inputs	4,899,819	-
Level 3 - Significant Unobservable Inputs	-	-
	$11,959,857	$(85,866)

* Includes futures contracts.

3. Federal Tax Information

As of January 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,999,218
Gross tax appreciation of investments	$ 464,883
Gross tax depreciation of investments	(1,504,244)
Net tax appreciation (depreciation) of investments	$(1,039,361)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 26, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 26, 2009